SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — 97.4%
Aerospace & Defense — 2.0%
Boeing Co.(1)	1,417	$171,570
CAE, Inc. (Canada)(1)	2,595	39,808
Northrop Grumman Corp.	2,660	1,251,051
Raytheon Technologies Corp.	15,110	1,236,905

		2,699,334

Airlines — 0.3%
Southwest Airlines Co.(1)	14,370	443,171

		443,171

Automobiles — 1.9%
General Motors Co.	6,480	207,943
Tesla, Inc.(1)	8,766	2,325,182

		2,533,125

Banks — 2.6%
Bank of America Corp.	39,603	1,196,011
Citigroup, Inc.	44,075	1,836,605
Silvergate Capital Corp., Class A(1)	5,455	411,034

		3,443,650

Beverages — 2.9%
Coca-Cola Co.	26,985	1,511,700
Constellation Brands, Inc., Class A	705	161,924
PepsiCo, Inc.	13,258	2,164,501

		3,838,125

Biotechnology — 2.0%
AbbVie, Inc.	5,664	760,165
Ascendis Pharma A/S, ADR(1)	5,199	536,849
Biogen, Inc.(1)	622	166,074
Regeneron Pharmaceuticals, Inc.(1)	1,730	1,191,745

		2,654,833

Building Products — 0.7%
Johnson Controls International PLC	19,677	968,502

		968,502

Capital Markets — 3.4%
Charles Schwab Corp.	16,921	1,216,112
GoGreen Investments Corp.(1)(2)	22,514	229,530
Goldman Sachs Group, Inc.	6,638	1,945,266
KKR & Co., Inc.	19,424	835,232
Quilter PLC (United Kingdom)(3)	272,461	278,070

		4,504,210

Chemicals — 1.8%
Corteva, Inc.	11,500	657,225
DuPont de Nemours, Inc.	4,875	245,700
Eastman Chemical Co.	3,218	228,639
Linde PLC	760	204,888
PPG Industries, Inc.	3,865	427,817
Sherwin-Williams Co.	3,126	640,049

		2,404,318

Construction Materials — 0.2%
CRH PLC, ADR	9,266	298,643

		298,643

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Containers & Packaging — 0.5%
Avery Dennison Corp.	2,287	$372,095
Berry Global Group, Inc.(1)	4,796	223,158

		595,253

Diversified Financial Services — 0.8%
Apollo Global Management, Inc.	21,584	1,003,656

		1,003,656

Electric Utilities — 3.4%
American Electric Power Co., Inc.	5,220	451,269
Constellation Energy Corp.	2,702	224,779
Exelon Corp.	23,846	893,271
NextEra Energy, Inc.	10,370	813,112
NRG Energy, Inc.	55,139	2,110,170

		4,492,601

Electrical Equipment — 0.5%
Emerson Electric Co.	8,340	610,655

		610,655

Electronic Equipment, Instruments & Components — 1.5%
CDW Corp.	10,304	1,608,248
Vontier Corp.	22,660	378,649

		1,986,897

Energy Equipment & Services — 0.3%
Diamond Offshore Drilling, Inc.(1)	56,652	375,603

		375,603

Entertainment — 0.6%
Sea Ltd., ADR(1)	3,666	205,479
Walt Disney Co.(1)	6,491	612,296

		817,775

Equity Real Estate Investment Trusts (REITs) — 1.0%
Gaming and Leisure Properties, Inc.	23,625	1,045,170
Vornado Realty Trust	9,792	226,783

		1,271,953

Food & Staples Retailing — 1.9%
BJ’s Wholesale Club Holdings, Inc.(1)	2,023	147,295
Costco Wholesale Corp.	1,864	880,311
Walmart, Inc.	11,879	1,540,706

		2,568,312

Food Products — 0.3%
McCormick & Co., Inc.	4,610	328,555

		328,555

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	6,657	644,131
Baxter International, Inc.	1,095	58,977
Boston Scientific Corp.(1)	21,074	816,196
Dexcom, Inc.(1)	4,603	370,726
Intuitive Surgical, Inc.(1)	2,351	440,671
Lantheus Holdings, Inc.(1)	1,697	119,350
Medtronic PLC	4,672	377,264

		2,827,315

Health Care Providers & Services — 5.0%
Cigna Corp.	7,917	2,196,730
Elevance Health, Inc.	499	226,666
Humana, Inc.	929	450,741
McKesson Corp.	1,630	553,988
UnitedHealth Group, Inc.	6,196	3,129,228

		6,557,353

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Hotels, Restaurants & Leisure — 2.1%
Aramark	10,118	$315,682
Booking Holdings, Inc.(1)	574	943,202
Chipotle Mexican Grill, Inc.(1)	423	635,667
Hilton Worldwide Holdings, Inc.	5,363	646,885
Penn Entertainment, Inc.(1)	9,327	256,586

		2,798,022

Household Durables — 0.8%
PulteGroup, Inc.	27,217	1,020,637

		1,020,637

Household Products — 1.8%
Procter & Gamble Co.	18,592	2,347,240

		2,347,240

Industrial Conglomerates — 0.9%
General Electric Co.	4,481	277,418
Honeywell International, Inc.	5,806	969,428

		1,246,846

Insurance — 2.6%
AIA Group Ltd. (Hong Kong)	66,600	552,950
Assured Guaranty Ltd.	34,266	1,660,188
AXA SA (France)	26,776	586,254
Prudential PLC (United Kingdom)	68,813	676,093

		3,475,485

Interactive Media & Services — 4.1%
Alphabet, Inc., Class A(1)	44,450	4,251,642
Meta Platforms, Inc., Class A(1)	8,620	1,169,562

		5,421,204

Internet & Direct Marketing Retail — 4.6%
Amazon.com, Inc.(1)	53,831	6,082,903

		6,082,903

IT Services — 4.1%
Adyen NV (Netherlands)(1)(3)	285	354,554
Fidelity National Information Services, Inc.	14,367	1,085,714
Mastercard, Inc., Class A	9,924	2,821,790
Visa, Inc., Class A	6,512	1,156,857

		5,418,915

Life Sciences Tools & Services — 2.3%
Avantor, Inc.(1)	17,605	345,058
Bio-Rad Laboratories, Inc., Class A(1)	1,389	579,407
Danaher Corp.	4,407	1,138,284
Illumina, Inc.(1)	290	55,329
Thermo Fisher Scientific, Inc.	1,915	971,269

		3,089,347

Machinery — 1.6%
Deere & Co.	1,676	559,600
Ingersoll Rand, Inc.	12,463	539,149
Otis Worldwide Corp.	16,621	1,060,420

		2,159,169

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Media — 0.3%
Charter Communications, Inc., Class A(1)	1,149	$348,549

		348,549

Metals & Mining — 0.5%
Agnico Eagle Mines Ltd. (Canada)	7,994	337,734
Alamos Gold, Inc., Class A	44,919	332,850
Anglo American PLC (United Kingdom)	1,574	47,548

		718,132

Multi-Utilities — 0.3%
Ameren Corp.	4,861	391,554

		391,554

Multiline Retail — 0.7%
Target Corp.	5,807	861,701

		861,701

Oil, Gas & Consumable Fuels — 4.8%
Cenovus Energy, Inc. (Canada)	108,651	1,669,073
ConocoPhillips	8,535	873,472
Exxon Mobil Corp.	35,366	3,087,806
Shell PLC (Netherlands)	29,186	726,156

		6,356,507

Pharmaceuticals — 4.3%
4Front Ventures Corp.(1)	591,108	191,460
Eli Lilly and Co.	4,184	1,352,896
Innoviva, Inc.(1)	39,103	453,986
Johnson & Johnson	9,520	1,555,187
Merck & Co., Inc.	14,378	1,238,233
Pfizer, Inc.	16,634	727,904
Zoetis, Inc.	803	119,077

		5,638,743

Road & Rail — 1.9%
CSX Corp.	14,970	398,801
Union Pacific Corp.	10,636	2,072,105

		2,470,906

Semiconductors & Semiconductor Equipment — 2.6%
Advanced Micro Devices, Inc.(1)	17,333	1,098,219
Enphase Energy, Inc.(1)	286	79,356
NVIDIA Corp.	3,338	405,200
QUALCOMM, Inc.	15,996	1,807,228

		3,390,003

Software — 10.7%
Intuit, Inc.	5,134	1,988,501
Microsoft Corp.	35,204	8,199,012
Oracle Corp.	41,249	2,519,076
Salesforce, Inc.(1)	10,158	1,461,127

		14,167,716

Specialty Retail — 3.0%
Bath & Body Works, Inc.	3,582	116,773
CarMax, Inc.(1)	3,143	207,501
Home Depot, Inc.	9,913	2,735,393
O’Reilly Automotive, Inc.(1)	910	640,048
TJX Cos., Inc.	3,907	242,703
Warby Parker, Inc., Class A(1)	3,426	45,703

		3,988,121

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	46,740	$6,459,468

		6,459,468

Textiles, Apparel & Luxury Goods — 0.5%
Levi Strauss & Co., Class A	9,901	143,267
Lululemon Athletica, Inc.(1)	570	159,349
NIKE, Inc., Class B	4,140	344,117

		646,733

Tobacco — 0.2%
Altria Group, Inc.	6,579	265,660

		265,660

Trading Companies & Distributors — 0.4%
United Rentals, Inc.(1)	1,813	489,728

		489,728

Wireless Telecommunication Services — 1.7%
T-Mobile US, Inc.(1)	16,662	2,235,541

		2,235,541

Total Common Stocks (Cost $117,958,535)		128,712,669

Exchange-Traded Funds — 1.2%
SPDR S&P 500 ETF Trust	4,526	1,616,597

Total Exchange-Traded Funds (Cost $1,944,845)		1,616,597

	Principal Amount	Value

Short-Term Investments — 0.9%

Repurchase Agreements — 0.9%
Fixed Income Clearing Corp., 0.83%, dated 9/30/2022, proceeds at maturity value of $1,176,742, due 10/3/2022(4)	$1,176,661	1,176,661

Total Repurchase Agreements (Cost $1,176,661)		1,176,661

Total Investments — 99.5% (Cost $121,080,041)		131,505,927

Assets in excess of other liabilities — 0.5%		697,014

Total Net Assets — 100.0%		$132,202,941

(1)	Non–income–producing security.
(2)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
GoGreen Investments Corp.	22,514	$225,140	$229,530	10/21/2021	0.17%

(3)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2022, the aggregate market value of these securities amounted to $632,624, representing 0.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	12/31/2023	$1,253,300	$1,200,230

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$125,491,044	$3,221,625	*	$—	$128,712,669
Exchange-Traded Funds	1,616,597	—		—	1,616,597
Repurchase Agreements	—	1,176,661		—	1,176,661

Total	$127,107,641	$4,398,286		$—	$131,505,927

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — 95.7%
Aerospace & Defense — 3.9%
Curtiss-Wright Corp.	6,618	$920,961
Raytheon Technologies Corp.	31,107	2,546,419
Textron, Inc.	32,680	1,903,937

		5,371,317

Air Freight & Logistics — 1.1%
Expeditors International of Washington, Inc.	10,684	943,504
FedEx Corp.	4,241	629,661

		1,573,165

Airlines — 1.1%
Alaska Air Group, Inc.(1)	24,978	977,889
Southwest Airlines Co.(1)	17,773	548,119

		1,526,008

Auto Components — 1.1%
BorgWarner, Inc.	46,570	1,462,298

		1,462,298

Banks — 6.7%
JPMorgan Chase & Co.	39,521	4,129,944
Wells Fargo & Co.	126,094	5,071,501

		9,201,445

Biotechnology — 5.2%
Amgen, Inc.	18,087	4,076,810
Regeneron Pharmaceuticals, Inc.(1)	4,545	3,130,914

		7,207,724

Building Products — 0.5%
Builders FirstSource, Inc.(1)	12,659	745,868

		745,868

Capital Markets — 3.1%
Goldman Sachs Group, Inc.	7,879	2,308,941
Northern Trust Corp.	23,285	1,992,265

		4,301,206

Chemicals — 1.0%
Mosaic Co.	27,139	1,311,628

		1,311,628

Communications Equipment — 1.3%
Cisco Systems, Inc.	44,739	1,789,560

		1,789,560

Construction & Engineering — 1.2%
EMCOR Group, Inc.	14,479	1,672,035

		1,672,035

Consumer Finance — 0.7%
Capital One Financial Corp.	9,940	916,170

		916,170

Distributors — 1.6%
LKQ Corp.	45,939	2,166,024

		2,166,024

Diversified Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B(1)	19,488	5,203,686

		5,203,686

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	61,173	$2,322,739

		2,322,739

Electric Utilities — 0.4%
IDACORP, Inc.	4,886	483,763

		483,763

Electrical Equipment — 2.4%
Acuity Brands, Inc.	4,644	731,291
Emerson Electric Co.	34,155	2,500,829

		3,232,120

Electronic Equipment, Instruments & Components — 2.1%
IPG Photonics Corp.(1)	9,027	761,427
Keysight Technologies, Inc.(1)	13,908	2,188,563

		2,949,990

Energy Equipment & Services — 0.5%
Helmerich & Payne, Inc.	19,542	722,468

		722,468

Equity Real Estate Investment Trusts (REITs) — 1.2%
Weyerhaeuser Co.	59,510	1,699,606

		1,699,606

Food & Staples Retailing — 0.3%
Kroger Co.	9,295	406,656

		406,656

Health Care Providers & Services — 7.6%
Cigna Corp.	13,334	3,699,785
Elevance Health, Inc.	11,653	5,293,259
Quest Diagnostics, Inc.	12,005	1,472,893

		10,465,937

Hotels, Restaurants & Leisure — 0.6%
Choice Hotels International, Inc.	8,049	881,527

		881,527

Household Durables — 1.7%
D.R. Horton, Inc.	35,026	2,359,001

		2,359,001

Insurance — 2.7%
Aflac, Inc.	20,706	1,163,677
Allstate Corp.	14,663	1,825,983
Axis Capital Holdings Ltd.	13,364	656,841

		3,646,501

IT Services — 6.4%
Accenture PLC, Class A	5,484	1,411,033
Cognizant Technology Solutions Corp., Class A	28,780	1,653,123
FleetCor Technologies, Inc.(1)	9,932	1,749,721
Mastercard, Inc., Class A	10,480	2,979,883
Maximus, Inc.	16,718	967,471

		8,761,231

Life Sciences Tools & Services — 2.0%
Bio-Rad Laboratories, Inc., Class A(1)	1,834	765,035
PerkinElmer, Inc.	16,957	2,040,436

		2,805,471

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — 2.8%
Altra Industrial Motion Corp.	21,106	$709,584
Middleby Corp.(1)	8,193	1,050,097
PACCAR, Inc.	7,663	641,316
Westinghouse Air Brake Technologies Corp.	16,999	1,382,869

		3,783,866

Media — 2.3%
Comcast Corp., Class A	109,376	3,207,998

		3,207,998

Metals & Mining — 1.5%
BHP Group Ltd., ADR	25,425	1,272,267
Steel Dynamics, Inc.	11,934	846,717

		2,118,984

Multiline Retail — 1.9%
Target Corp.	17,341	2,573,231

		2,573,231

Oil, Gas & Consumable Fuels — 5.8%
Chevron Corp.	13,085	1,879,922
ConocoPhillips	24,296	2,486,453
EOG Resources, Inc.	16,494	1,842,874
Phillips 66	21,067	1,700,528

		7,909,777

Pharmaceuticals — 5.6%
Pfizer, Inc.	63,404	2,774,559
Roche Holding AG, ADR	120,652	4,900,884

		7,675,443

Professional Services — 1.4%
Robert Half International, Inc.	24,832	1,899,648

		1,899,648

Real Estate Management & Development — 1.9%
CBRE Group, Inc., Class A(1)	38,491	2,598,527

		2,598,527

Road & Rail — 1.9%
Knight-Swift Transportation Holdings, Inc.	52,039	2,546,268

		2,546,268

Semiconductors & Semiconductor Equipment — 1.3%
MKS Instruments, Inc.	8,781	725,662
NXP Semiconductors NV	7,091	1,045,993

		1,771,655

Specialty Retail — 3.4%
AutoZone, Inc.(1)	1,104	2,364,691
Lowe’s Cos., Inc.	6,180	1,160,666
Ulta Beauty, Inc.(1)	2,975	1,193,540

		4,718,897

Tobacco — 3.7%
Philip Morris International, Inc.	60,511	5,023,018

		5,023,018

Trading Companies & Distributors — 0.3%
MSC Industrial Direct Co., Inc., Class A	6,303	458,921

		458,921

Total Common Stocks (Cost $121,033,089)		131,471,377

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Short-Term Investments — 4.2%
Repurchase Agreements — 4.2%
Fixed Income Clearing Corp., 0.83%, dated 9/30/2022, proceeds at maturity value of $5,818,142, due 10/3/2022(2)	$5,817,739	$5,817,739

Total Repurchase Agreements (Cost $5,817,739)		5,817,739

Total Investments — 99.9% (Cost $126,850,828)		137,289,116

Assets in excess of other liabilities — 0.1%		69,099

Total Net Assets — 100.0%		$137,358,215

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	12/31/2023	$6,196,500	$5,934,115

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$131,471,377	$—	$—	$131,471,377
Repurchase Agreements	—	5,817,739	—	5,817,739

Total	$131,471,377	$5,817,739	$—	$137,289,116

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — 98.9%
Aerospace & Defense — 1.5%
Raytheon Technologies Corp.	61,272	$5,015,726

		5,015,726

Automobiles — 1.9%
Ford Motor Co.	239,594	2,683,453
Tesla, Inc.(1)	14,515	3,850,104

		6,533,557

Banks — 3.6%
Bank of America Corp.	187,836	5,672,647
JPMorgan Chase & Co.	64,714	6,762,613

		12,435,260

Beverages — 3.0%
Constellation Brands, Inc., Class A	22,263	5,113,366
Monster Beverage Corp.(1)	58,132	5,055,159

		10,168,525

Biotechnology — 3.6%
Regeneron Pharmaceuticals, Inc.(1)	7,238	4,986,041
Seagen, Inc.(1)	19,309	2,642,050
Vertex Pharmaceuticals, Inc.(1)	15,935	4,613,820

		12,241,911

Building Products — 1.9%
Fortune Brands Home & Security, Inc.	48,418	2,599,562
Johnson Controls International PLC	78,136	3,845,854

		6,445,416

Capital Markets — 2.8%
Charles Schwab Corp.	51,003	3,665,585
Morgan Stanley	73,174	5,781,478

		9,447,063

Chemicals — 2.2%
PPG Industries, Inc.	33,355	3,692,065
Sherwin-Williams Co.	18,603	3,808,964

		7,501,029

Communications Equipment — 0.8%
F5, Inc.(1)	18,680	2,703,556

		2,703,556

Consumer Finance — 1.6%
American Express Co.	41,512	5,600,384

		5,600,384

Electric Utilities — 2.9%
American Electric Power Co., Inc.	34,143	2,951,662
Duke Energy Corp.	46,927	4,365,150
Eversource Energy	35,465	2,764,851

		10,081,663

Electrical Equipment — 1.1%
AMETEK, Inc.	33,217	3,767,140

		3,767,140

Electronic Equipment, Instruments & Components — 1.7%
CDW Corp.	22,468	3,506,805
Corning, Inc.	78,327	2,273,050

		5,779,855

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — 1.3%
Walt Disney Co.(1)	46,557	$4,391,722

		4,391,722

Equity Real Estate Investment Trusts (REITs) — 2.0%
AvalonBay Communities, Inc.	15,565	2,866,917
Prologis, Inc.	38,660	3,927,856

		6,794,773

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	32,993	3,192,403
Baxter International, Inc.	56,343	3,034,634
Becton Dickinson and Co.	15,768	3,513,583
Hologic, Inc.(1)	46,957	3,029,666

		12,770,286

Health Care Providers & Services — 3.2%
UnitedHealth Group, Inc.	21,951	11,086,133

		11,086,133

Hotels, Restaurants & Leisure — 3.0%
Airbnb, Inc., Class A(1)	23,800	2,499,952
Booking Holdings, Inc.(1)	1,869	3,071,160
McDonald’s Corp.	20,192	4,659,102

		10,230,214

Household Products — 3.3%
Colgate-Palmolive Co.	62,578	4,396,105
Procter & Gamble Co.	54,806	6,919,257

		11,315,362

Insurance — 2.5%
Chubb Ltd.	23,392	4,254,537
Progressive Corp.	37,981	4,413,772

		8,668,309

Interactive Media & Services — 6.2%
Alphabet, Inc., Class A(1)	146,139	13,978,195
Alphabet, Inc., Class C(1)	43,728	4,204,447
Meta Platforms, Inc., Class A(1)	22,361	3,033,941

		21,216,583

Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc.(1)	122,523	13,845,099

		13,845,099

IT Services — 3.9%
Fidelity National Information Services, Inc.	34,264	2,589,330
Global Payments, Inc.	22,411	2,421,509
GoDaddy, Inc., Class A(1)	44,196	3,132,613
Mastercard, Inc., Class A	18,586	5,284,743

		13,428,195

Life Sciences Tools & Services — 2.9%
Danaher Corp.	18,375	4,746,079
Thermo Fisher Scientific, Inc.	10,517	5,334,117

		10,080,196

Machinery — 3.3%
Deere & Co.	13,813	4,612,022
Illinois Tool Works, Inc.	19,321	3,490,339
Nordson Corp.	15,585	3,308,228

		11,410,589

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 3.0%
EOG Resources, Inc.	45,749	$5,111,536
Pioneer Natural Resources Co.	24,650	5,337,464

		10,449,000

Pharmaceuticals — 4.0%
Eli Lilly and Co.	22,952	7,421,529
Pfizer, Inc.	146,516	6,411,540

		13,833,069

Professional Services — 0.7%
Leidos Holdings, Inc.	29,157	2,550,363

		2,550,363

Semiconductors & Semiconductor Equipment — 5.8%
Advanced Micro Devices, Inc.(1)	44,336	2,809,129
KLA Corp.	11,991	3,628,836
Marvell Technology, Inc.	60,650	2,602,491
NVIDIA Corp.	12,961	1,573,336
QUALCOMM, Inc.	32,920	3,719,302
Texas Instruments, Inc.	34,897	5,401,358

		19,734,452

Software — 9.0%
Microsoft Corp.	92,601	21,566,773
Palo Alto Networks, Inc.(1)	19,491	3,192,431
Salesforce, Inc.(1)	26,909	3,870,591
Workday, Inc., Class A(1)	14,006	2,131,993

		30,761,788

Specialty Retail — 1.7%
TJX Cos., Inc.	94,630	5,878,416

		5,878,416

Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	123,826	17,112,753
NetApp, Inc.	44,692	2,764,200

		19,876,953

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	42,446	3,528,112

		3,528,112

Total Common Stocks (Cost $411,533,803)		339,570,699

	Principal Amount	Value

Short-Term Investments — 1.2%
Repurchase Agreements — 1.2%
Fixed Income Clearing Corp., 0.83%, dated 9/30/2022, proceeds at maturity value of $4,199,093, due 10/3/2022(2)	$4,198,803	4,198,803

Total Repurchase Agreements (Cost $4,198,803)		4,198,803

Total Investments — 100.1% (Cost $415,732,606)		343,769,502

Liabilities in excess of other assets — (0.1)%		(336,133)

Total Net Assets — 100.0%		$343,433,369

(1)	Non–income–producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	12/31/2023	$4,472,200	$4,282,829

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$339,570,699	$—	$—	$339,570,699
Repurchase Agreements	—	4,198,803	—	4,198,803

Total	$339,570,699	$4,198,803	$—	$343,769,502

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — 96.9%
Australia — 1.5%
IDP Education Ltd.	26,923	$450,492
Woodside Energy Group Ltd.	53,792	1,094,319

		1,544,811

Cayman Islands — 1.5%
Sea Ltd., ADR(1)	9,847	551,924
Tencent Holdings Ltd.	29,700	1,003,029

		1,554,953

Denmark — 6.9%
Coloplast A/S, Class B	13,352	1,349,882
Genmab A/S(1)	4,108	1,324,169
Novo Nordisk A/S, Class B	42,171	4,203,352

		6,877,403

France — 12.2%
Capgemini SE	11,028	1,762,391
L’Oreal SA	8,772	2,793,162
LVMH Moet Hennessy Louis Vuitton SE	6,950	4,085,453
Safran SA	13,511	1,228,482
Schneider Electric SE	21,008	2,356,907

		12,226,395

Germany — 5.9%
adidas AG	9,752	1,131,725
Delivery Hero SE(1)(2)	21,074	780,426
Deutsche Boerse AG	10,273	1,691,316
Symrise AG	17,882	1,759,611
Zalando SE(1)(2)	28,847	571,969

		5,935,047

Hong Kong — 4.9%
AIA Group Ltd.	366,400	3,042,057
Hong Kong Exchanges & Clearing Ltd.	56,100	1,904,770

		4,946,827

India — 1.4%
HDFC Bank Ltd., ADR	23,580	1,377,544

		1,377,544

Ireland — 1.8%
Linde PLC	6,776	1,853,012

		1,853,012

Japan — 16.7%
Daikin Industries Ltd.	13,100	2,024,213
Hoya Corp.	24,300	2,336,321
Keyence Corp.	7,500	2,490,022
Kyowa Kirin Co. Ltd.	55,700	1,277,779
Shimano, Inc.	6,100	961,372
Shin-Etsu Chemical Co. Ltd.	16,000	1,588,858
SMC Corp.	3,300	1,331,295
Sony Group Corp.	37,700	2,426,459
Sysmex Corp.	14,200	764,244
Tokyo Electron Ltd.	6,100	1,510,305

		16,710,868

Netherlands — 8.3%
Adyen NV(1)(2)	990	1,231,608
Argenx SE(1)	3,106	1,109,960
ASML Holding NV	10,220	4,239,167
Wolters Kluwer NV	18,284	1,780,150

		8,360,885

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Singapore — 2.0%
DBS Group Holdings Ltd.	87,700	$2,027,621

		2,027,621

Sweden — 3.0%
Assa Abloy AB, Class B	65,607	1,226,024
Atlas Copco AB, Class A	187,588	1,737,100

		2,963,124

Switzerland — 13.4%
Lonza Group AG (Reg S)	3,463	1,684,088
Nestle SA (Reg S)	53,268	5,767,839
Roche Holding AG	15,735	5,130,539
Straumann Holding AG (Reg S)	9,736	886,065

		13,468,531

Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	17,927	1,229,075

		1,229,075

United Kingdom — 15.3%
Allfunds Group PLC	118,605	869,440
Anglo American PLC	35,463	1,071,280
AstraZeneca PLC	23,410	2,574,399
Diageo PLC	77,882	3,264,482
Ferguson PLC	13,565	1,412,492
Intertek Group PLC	29,492	1,213,318
London Stock Exchange Group PLC	21,846	1,842,131
Oxford Nanopore Technologies PLC(1)	157,926	445,821
RELX PLC	108,102	2,622,462

		15,315,825

United States — 0.9%
MercadoLibre, Inc.(1)	1,087	899,797

		899,797

Total Common Stocks (Cost $100,575,692)		97,291,718

Preferred Stocks — 0.9%
Germany — 0.9%
Sartorius AG, 0.36%	2,650	925,562

Total Preferred Stocks (Cost $900,358)		925,562

	Principal Amount	Value
Short-Term Investments — 1.6%
Repurchase Agreements — 1.6%
Fixed Income Clearing Corp., 0.83%, dated 9/30/2022, proceeds at maturity value of $1,576,451, due 10/3/2022(3)	$1,576,342	1,576,342

Total Repurchase Agreements (Cost $1,576,342)		1,576,342

Total Investments — 99.4% (Cost $103,052,392)		99,793,622

Assets in excess of other liabilities — 0.6%		559,147

Total Net Assets — 100.0%		$100,352,769

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2022, the aggregate market value of these securities amounted to $2,584,003, representing 2.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	12/31/2023	$1,679,000	$1,607,904

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$1,544,811	*	$—	$1,544,811
Cayman Islands	551,924	1,003,029	*	—	1,554,953
Denmark	—	6,877,403	*	—	6,877,403
France	—	12,226,395	*	—	12,226,395
Germany	—	5,935,047	*	—	5,935,047
Hong Kong	—	4,946,827	*	—	4,946,827
India	1,377,544	—		—	1,377,544
Ireland	—	1,853,012	*	—	1,853,012
Japan	—	16,710,868	*	—	16,710,868
Netherlands	—	8,360,885	*	—	8,360,885
Singapore	—	2,027,621	*	—	2,027,621
Sweden	—	2,963,124	*	—	2,963,124
Switzerland	—	13,468,531	*	—	13,468,531
Taiwan	1,229,075	—		—	1,229,075
United Kingdom	—	15,315,825	*	—	15,315,825
United States	899,797	—		—	899,797
Preferred Stocks
Germany	—	925,562	*	—	925,562
Repurchase Agreements	—	1,576,342		—	1,576,342

Total	$4,058,340	$ 95,735,282		$—	$99,793,622

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — 98.5%
Australia — 2.0%
Macquarie Group Ltd.	29,763	$2,888,349
Rio Tinto Ltd.	47,528	2,828,526

		5,716,875

Austria — 0.8%
Erste Group Bank AG	110,836	2,427,212

		2,427,212

Belgium — 1.7%
UCB SA	44,346	3,067,155
Umicore SA	59,153	1,715,068

		4,782,223

Brazil — 0.5%
B3 SA — Brasil Bolsa Balcao	563,409	1,362,998

		1,362,998

Canada — 2.3%
Canadian National Railway Co.	32,326	3,491,072
Toronto-Dominion Bank	51,571	3,162,917

		6,653,989

Cayman Islands — 1.4%
Alibaba Group Holding Ltd.(1)	196,800	1,974,080
Tencent Holdings Ltd.	56,000	1,891,232

		3,865,312

Denmark — 1.1%
Vestas Wind Systems A/S	175,021	3,208,823

		3,208,823

France — 5.5%
Carrefour SA	148,437	2,056,425
EssilorLuxottica SA	21,418	2,902,044
Legrand SA	28,006	1,809,437
Sanofi	56,021	4,275,538
Schneider Electric SE	40,300	4,521,294

		15,564,738

Germany — 8.4%
Bayer AG (Reg S)	47,166	2,176,613
Bayerische Motoren Werke AG	62,074	4,243,945
Daimler Truck Holding AG(1)	72,444	1,657,947
Infineon Technologies AG	129,206	2,863,275
Knorr-Bremse AG	15,288	662,827
Merck KGaA	11,620	1,896,424
SAP SE	60,530	4,989,779
Siemens AG (Reg S)	47,383	4,689,660
Zalando SE(1)(2)	41,667	826,159

		24,006,629

Hong Kong — 3.8%
AIA Group Ltd.	650,800	5,403,304
BOC Hong Kong Holdings Ltd.	731,500	2,418,364
Hong Kong Exchanges & Clearing Ltd.	46,600	1,582,215
Techtronic Industries Co. Ltd.	152,000	1,436,012

		10,839,895

India — 1.1%
HDFC Bank Ltd., ADR	53,225	3,109,405

		3,109,405

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Indonesia — 0.8%
Bank Central Asia Tbk PT	4,164,600	$2,324,839

		2,324,839

Israel — 0.8%
Nice Ltd., ADR(1)	11,587	2,181,137

		2,181,137

Italy — 1.8%
FinecoBank Banca Fineco SpA	245,565	3,018,262
Intesa Sanpaolo SpA	1,312,615	2,160,456

		5,178,718

Japan — 17.7%
Bridgestone Corp.	130,500	4,218,620
Daikin Industries Ltd.	24,400	3,770,290
Disco Corp.	10,800	2,353,495
KDDI Corp.	93,000	2,727,684
Keyence Corp.	5,600	1,859,217
Kubota Corp.	140,400	1,946,949
MISUMI Group, Inc.	92,400	1,965,898
Mitsubishi UFJ Financial Group, Inc.	1,145,500	5,165,548
Murata Manufacturing Co. Ltd.	46,400	2,131,381
Nabtesco Corp.	98,900	2,025,099
Recruit Holdings Co. Ltd.	85,700	2,473,578
Sekisui Chemical Co. Ltd.	175,100	2,143,207
SMC Corp.	8,500	3,429,094
Sony Group Corp.	67,300	4,331,584
Terumo Corp.	106,600	3,008,100
Tokio Marine Holdings, Inc.	145,500	2,586,060
Toyota Motor Corp.	326,000	4,243,487

		50,379,291

Netherlands — 4.2%
Aalberts NV	41,464	1,354,876
Adyen NV(1)(2)	1,296	1,612,287
Akzo Nobel NV	44,681	2,519,835
ASML Holding NV	9,652	4,003,566
Universal Music Group NV	131,311	2,475,223

		11,965,787

Norway — 2.4%
DNB Bank ASA	148,454	2,350,317
Equinor ASA	133,966	4,418,678

		6,768,995

Republic of Korea — 2.1%
Samsung Electronics Co. Ltd.	87,179	3,203,247
Samsung SDI Co. Ltd.	7,030	2,652,356

		5,855,603

Spain — 3.2%
Banco Bilbao Vizcaya Argentaria SA	586,331	2,633,541
CaixaBank SA	436,933	1,407,971
Iberdrola SA	558,802	5,194,834

		9,236,346

Sweden — 1.9%
Nibe Industrier AB, Class B	52,340	464,722
Sandvik AB	137,901	1,877,866
Svenska Handelsbanken AB, Class A	380,715	3,111,032

		5,453,620

Switzerland — 9.5%
Alcon, Inc.	31,518	1,825,208

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Switzerland — (continued)
Chocoladefabriken Lindt & Spruengli AG	162	$1,565,325
Cie Financiere Richemont SA (Reg S), Class A	9,769	916,657
Lonza Group AG (Reg S)	4,432	2,155,321
Nestle SA (Reg S)	83,864	9,080,762
Roche Holding AG	31,402	10,238,906
Sika AG (Reg S)	6,531	1,307,821

		27,090,000

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	32,234	2,209,963

		2,209,963

United Kingdom — 22.4%
Antofagasta PLC	140,237	1,729,858
AstraZeneca PLC	61,454	6,758,100
Bunzl PLC	68,211	2,075,805
Burberry Group PLC	156,023	3,111,273
Diageo PLC	81,188	3,403,056
GSK PLC	92,734	1,352,617
Haleon PLC(1)	327,239	1,012,507
HSBC Holdings PLC	844,340	4,375,292
Kingfisher PLC	502,896	1,221,632
National Grid PLC	316,501	3,266,240
Prudential PLC	235,177	2,310,632
Reckitt Benckiser Group PLC	91,380	6,039,432
RELX PLC	141,078	3,444,085
Shell PLC	403,017	10,053,676
Smith & Nephew PLC	218,705	2,523,165
SSE PLC	94,433	1,601,116
Tesco PLC	1,162,580	2,661,982
Unilever PLC	101,487	4,465,413
Vodafone Group PLC	1,003,281	1,129,973
Whitbread PLC	44,555	1,137,735

		63,673,589

United States — 2.3%
Booking Holdings, Inc.(1)	2,009	3,301,209
Lululemon Athletica, Inc.(1)	8,381	2,342,992
MercadoLibre, Inc.(1)	1,090	902,280

		6,546,481

Total Common Stocks (Cost $380,502,852)		280,402,468

Preferred Stocks — 0.7%
Germany — 0.7%
Dr. Ing. h.c. F. Porsche AG	24,069	1,946,078

Total Preferred Stocks (Cost $1,946,627)		1,946,078

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Short-Term Investments — 1.2%
Repurchase Agreements — 1.2%
Fixed Income Clearing Corp., 0.83%, dated 9/30/2022, proceeds at maturity value of $3,372,456, due 10/3/2022(3)	$3,372,223	$3,372,223

Total Repurchase Agreements (Cost $3,372,223)		3,372,223

Total Investments — 100.4% (Cost $385,821,702)		285,720,769

Liabilities in excess of other assets — (0.4)%		(1,009,363)

Total Net Assets — 100.0%		$284,711,406

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2022, the aggregate market value of these securities amounted to $2,438,446, representing 0.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. TIPS	0.625%	1/15/2024	$2,770,800	$3,439,746

Legend:

ADR – American Depositary Receipt

TIPS – Treasury Inflation-Protected Security

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$5,716,875	*	$—	$5,716,875
Austria	—	2,427,212	*	—	2,427,212
Belgium	—	4,782,223	*	—	4,782,223
Brazil	1,362,998	—		—	1,362,998
Canada	6,653,989	—		—	6,653,989
Cayman Islands	—	3,865,312	*	—	3,865,312
Denmark	—	3,208,823	*	—	3,208,823
France	—	15,564,738	*	—	15,564,738
Germany	—	24,006,629	*	—	24,006,629
Hong Kong	—	10,839,895	*	—	10,839,895
India	3,109,405	—		—	3,109,405
Indonesia	—	2,324,839	*	—	2,324,839
Israel	2,181,137	—		—	2,181,137
Italy	—	5,178,718	*	—	5,178,718
Japan	—	50,379,291	*	—	50,379,291
Netherlands	—	11,965,787	*	—	11,965,787
Norway	—	6,768,995	*	—	6,768,995
Republic of Korea	—	5,855,603	*	—	5,855,603
Spain	—	9,236,346	*	—	9,236,346
Sweden	—	5,453,620	*	—	5,453,620
Switzerland	—	27,090,000	*	—	27,090,000
Taiwan	2,209,963	—		—	2,209,963
United Kingdom	—	63,673,589	*	—	63,673,589
United States	6,546,481	—		—	6,546,481
Preferred Stocks
Germany	1,946,078	—		—	1,946,078
Repurchase Agreements	—	3,372,223		—	3,372,223

Total	$24,010,051	$261,710,718		$—	$285,720,769

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — 99.9%
Aerospace & Defense — 1.0%
Raytheon Technologies Corp.	53,131	$4,349,304

		4,349,304

Automobiles — 2.8%
Tesla, Inc.(1)	44,612	11,833,333

		11,833,333

Beverages — 3.2%
Constellation Brands, Inc., Class A	26,750	6,143,940
Monster Beverage Corp.(1)	82,506	7,174,722

		13,318,662

Biotechnology — 4.1%
Regeneron Pharmaceuticals, Inc.(1)	8,084	5,568,825
Seagen, Inc.(1)	26,713	3,655,140
Vertex Pharmaceuticals, Inc.(1)	27,967	8,097,565

		17,321,530

Building Products — 2.6%
Builders FirstSource, Inc.(1)	38,957	2,295,347
Fortune Brands Home & Security, Inc.	64,099	3,441,475
Johnson Controls International PLC	106,169	5,225,638

		10,962,460

Capital Markets — 2.4%
Ares Management Corp., Class A	38,524	2,386,562
Morgan Stanley	52,748	4,167,620
S&P Global, Inc.	12,012	3,667,864

		10,222,046

Chemicals — 1.4%
PPG Industries, Inc.	53,002	5,866,791

		5,866,791

Consumer Finance — 1.5%
American Express Co.	45,663	6,160,395

		6,160,395

Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp., Class A	69,427	4,648,832
CDW Corp.	36,605	5,713,308

		10,362,140

Entertainment — 0.9%
Walt Disney Co.(1)	41,189	3,885,358

		3,885,358

Equity Real Estate Investment Trusts (REITs) — 1.7%
Prologis, Inc.	40,165	4,080,764
Rexford Industrial Realty, Inc.	58,792	3,057,184

		7,137,948

Health Care Equipment & Supplies — 2.2%
Align Technology, Inc.(1)	10,293	2,131,783
Edwards Lifesciences Corp.(1)	50,139	4,142,986
Teleflex, Inc.	14,932	3,008,201

		9,282,970

Health Care Providers & Services — 4.0%
R1 RCM, Inc.(1)	140,943	2,611,674
UnitedHealth Group, Inc.	27,797	14,038,597

		16,650,271

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Hotels, Restaurants & Leisure — 3.4%
Airbnb, Inc., Class A(1)	36,682	$3,853,077
Booking Holdings, Inc.(1)	2,457	4,037,367
Chipotle Mexican Grill, Inc.(1)	4,225	6,349,161

		14,239,605

Interactive Media & Services — 6.0%
Alphabet, Inc., Class A(1)	197,476	18,888,579
Meta Platforms, Inc., Class A(1)	29,798	4,042,993
ZoomInfo Technologies, Inc.(1)	56,722	2,363,039

		25,294,611

Internet & Direct Marketing Retail — 7.3%
Amazon.com, Inc.(1)	246,292	27,830,996
Etsy, Inc.(1)	26,442	2,647,638

		30,478,634

IT Services — 5.3%
Block, Inc.(1)	34,777	1,912,387
FleetCor Technologies, Inc.(1)	26,923	4,743,025
Global Payments, Inc.	35,456	3,831,021
Mastercard, Inc., Class A	40,569	11,535,389

		22,021,822

Life Sciences Tools & Services — 1.6%
Thermo Fisher Scientific, Inc.	12,953	6,569,632

		6,569,632

Machinery — 3.1%
Deere & Co.	25,404	8,482,142
Nordson Corp.	21,744	4,615,599

		13,097,741

Oil, Gas & Consumable Fuels — 1.4%
Pioneer Natural Resources Co.	26,296	5,693,873

		5,693,873

Personal Products — 1.4%
Estee Lauder Cos., Inc., Class A	27,576	5,953,658

		5,953,658

Pharmaceuticals — 2.7%
Eli Lilly and Co.	34,523	11,163,012

		11,163,012

Semiconductors & Semiconductor Equipment — 7.3%
Advanced Micro Devices, Inc.(1)	66,762	4,230,040
KLA Corp.	14,291	4,324,885
Marvell Technology, Inc.	53,511	2,296,157
NVIDIA Corp.	69,544	8,441,946
Teradyne, Inc.	33,510	2,518,277
Texas Instruments, Inc.	56,305	8,714,888

		30,526,193

Software — 14.9%
Five9, Inc.(1)	36,475	2,734,895
Microsoft Corp.	147,979	34,464,309
Palo Alto Networks, Inc.(1)	40,764	6,676,736
Paycom Software, Inc.(1)	13,947	4,602,371
Salesforce, Inc.(1)	40,798	5,868,384
ServiceNow, Inc.(1)	15,889	5,999,845

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Software — (continued)
Workday, Inc., Class A(1)	14,841	$2,259,097

		62,605,637

Specialty Retail — 2.0%
TJX Cos., Inc.	136,403	8,473,354

		8,473,354

Technology Hardware, Storage & Peripherals — 10.3%
Apple, Inc.	291,651	40,306,168
NetApp, Inc.	42,850	2,650,273

		42,956,441

Textiles, Apparel & Luxury Goods — 2.9%
Lululemon Athletica, Inc.(1)	20,282	5,670,036
NIKE, Inc., Class B	77,454	6,437,976

		12,108,012

Total Common Stocks (Cost $387,199,053)		418,535,433

	Principal Amount	Value

Short-Term Investments — 0.3%
Repurchase Agreements — 0.3%
Fixed Income Clearing Corp., 0.83%, dated 9/30/2022, proceeds at maturity value of $1,354,828, due 10/3/2022(2)	$1,354,734	1,354,734

Total Repurchase Agreements (Cost $1,354,734)		1,354,734

Total Investments — 100.2% (Cost $388,553,787)		419,890,167

Liabilities in excess of other assets — (0.2)%		(778,910)

Total Net Assets — 100.0%		$419,111,257

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.875%	1/31/2024	$1,445,200	$1,381,916

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$418,535,433	$—	$—	$418,535,433
Repurchase Agreements	—	1,354,734	—	1,354,734

Total	$418,535,433	$1,354,734	$—	$419,890,167

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — 96.4%
Aerospace & Defense — 2.2%
General Dynamics Corp.	7,345	$1,558,389
Howmet Aerospace, Inc.	57,156	1,767,835

		3,326,224

Banks — 7.6%
Bank of America Corp.	71,154	2,148,851
JPMorgan Chase & Co.	46,482	4,857,369
Truist Financial Corp.	31,390	1,366,721
Wells Fargo & Co.	80,879	3,252,953

		11,625,894

Beverages — 2.7%
Coca-Cola Europacific Partners PLC	27,648	1,178,358
Keurig Dr Pepper, Inc.	83,150	2,978,433

		4,156,791

Biotechnology — 1.8%
AbbVie, Inc.	20,456	2,745,400

		2,745,400

Building Products — 1.2%
Allegion PLC	9,027	809,541
Masco Corp.	22,734	1,061,451

		1,870,992

Capital Markets — 4.3%
Charles Schwab Corp.	49,848	3,582,576
Goldman Sachs Group, Inc.	7,116	2,085,344
Intercontinental Exchange, Inc.	9,945	898,530

		6,566,450

Chemicals — 2.9%
Axalta Coating Systems Ltd.(1)	60,566	1,275,520
DuPont de Nemours, Inc.	44,263	2,230,855
Olin Corp.	20,214	866,776

		4,373,151

Communications Equipment — 1.8%
Cisco Systems, Inc.	70,620	2,824,800

		2,824,800

Construction Materials — 0.7%
CRH PLC, ADR	31,848	1,026,461

		1,026,461

Consumer Finance — 0.4%
Capital One Financial Corp.	7,230	666,389

		666,389

Distributors — 0.8%
LKQ Corp.	24,999	1,178,703

		1,178,703

Diversified Financial Services — 3.2%
Berkshire Hathaway, Inc., Class B(1)	18,464	4,930,257

		4,930,257

Electric Utilities — 0.6%
FirstEnergy Corp.	26,271	972,027

		972,027

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Electrical Equipment — 1.2%
Eaton Corp. PLC	13,519	$1,802,894

		1,802,894

Energy Equipment & Services — 1.3%
Schlumberger NV	54,136	1,943,482

		1,943,482

Entertainment — 0.4%
Activision Blizzard, Inc.	7,709	573,087

		573,087

Food & Staples Retailing — 0.6%
US Foods Holding Corp.(1)	33,600	888,384

		888,384

Health Care Providers & Services — 10.3%
AmerisourceBergen Corp.	12,652	1,712,195
Centene Corp.(1)	39,015	3,035,757
Cigna Corp.	12,323	3,419,263
CVS Health Corp.	37,763	3,601,457
McKesson Corp.	2,400	815,688
UnitedHealth Group, Inc.	6,134	3,097,916

		15,682,276

Household Durables — 1.1%
Mohawk Industries, Inc.(1)	10,557	962,693
Sony Group Corp., ADR	10,950	701,347

		1,664,040

Insurance — 2.2%
Allstate Corp.	5,540	689,896
Chubb Ltd.	9,301	1,691,666
Everest Re Group Ltd.	4,064	1,066,556

		3,448,118

Interactive Media & Services — 4.0%
Alphabet, Inc., Class A(1)	39,089	3,738,863
Meta Platforms, Inc., Class A(1)	17,289	2,345,771

		6,084,634

IT Services — 4.7%
Cognizant Technology Solutions Corp., Class A	24,382	1,400,502
Fidelity National Information Services, Inc.	24,856	1,878,368
FleetCor Technologies, Inc.(1)	7,471	1,316,166
Global Payments, Inc.	12,854	1,388,875
SS&C Technologies Holdings, Inc.	24,490	1,169,397

		7,153,308

Life Sciences Tools & Services — 1.7%
Avantor, Inc.(1)	67,731	1,327,528
ICON PLC(1)	6,550	1,203,759

		2,531,287

Machinery — 4.5%
Caterpillar, Inc.	6,690	1,097,695
Deere & Co.	5,595	1,868,115
Dover Corp.	6,184	720,931
Fortive Corp.	15,898	926,853
Otis Worldwide Corp.	22,379	1,427,780
Westinghouse Air Brake Technologies Corp.	11,191	910,388

		6,951,762

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Multi-Utilities — 2.0%
CenterPoint Energy, Inc.	56,178	$1,583,096
Dominion Energy, Inc.	21,178	1,463,612

		3,046,708

Oil, Gas & Consumable Fuels — 11.4%
Canadian Natural Resources Ltd.	42,842	1,995,152
Cenovus Energy, Inc.	99,123	1,523,521
ConocoPhillips	55,774	5,707,911
Devon Energy Corp.	29,827	1,793,497
EOG Resources, Inc.	11,938	1,333,833
Marathon Petroleum Corp.	27,179	2,699,690
Pioneer Natural Resources Co.	11,103	2,404,133

		17,457,737

Pharmaceuticals — 8.7%
Bristol Myers Squibb Co.	44,024	3,129,666
Johnson & Johnson	37,622	6,145,930
Novartis AG, ADR	10,699	813,231
Sanofi, ADR	83,534	3,175,963

		13,264,790

Professional Services — 0.8%
Leidos Holdings, Inc.	14,054	1,229,303

		1,229,303

Road & Rail — 1.0%
Union Pacific Corp.	8,261	1,609,408

		1,609,408

Semiconductors & Semiconductor Equipment — 5.1%
Applied Materials, Inc.	14,338	1,174,712
Lam Research Corp.	1,325	484,950
Microchip Technology, Inc.	21,640	1,320,689
Micron Technology, Inc.	22,426	1,123,543
NXP Semiconductors NV	1,919	283,072
Qorvo, Inc.(1)	11,156	885,898
QUALCOMM, Inc.	22,171	2,504,879

		7,777,743

Specialty Retail — 2.6%
AutoZone, Inc.(1)	1,872	4,009,693

		4,009,693

Trading Companies & Distributors — 1.1%
United Rentals, Inc.(1)	6,540	1,766,585

		1,766,585

Wireless Telecommunication Services — 1.5%
T-Mobile US, Inc.(1)	17,035	2,285,586

		2,285,586

Total Common Stocks (Cost $130,690,153)		147,434,364

	Principal Amount	Value

Short-Term Investments — 3.6%
Repurchase Agreements — 3.6%
Fixed Income Clearing Corp., 0.83%, dated 9/30/2022, proceeds at maturity value of $5,496,253, due 10/3/2022(2)	$5,495,873	5,495,873

Total Repurchase Agreements (Cost $5,495,873)		5,495,873

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2022 (unaudited)	Value

Total Investments — 100.0% (Cost $136,186,026)	$152,930,237

Liabilities in excess of other assets — (0.0)%	(57,991)

Total Net Assets — 100.0%	$152,872,246

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.875%	1/31/2024	$5,862,600	$5,605,883

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$147,434,364	$—	$—	$147,434,364
Repurchase Agreements	—	5,495,873	—	5,495,873

Total	$147,434,364	$5,495,873	$—	$152,930,237

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — 97.4%
Aerospace & Defense — 2.3%
Raytheon Technologies Corp.	65,220	$5,338,909

		5,338,909

Air Freight & Logistics — 2.4%
United Parcel Service, Inc., Class B	34,456	5,566,022

		5,566,022

Auto Components — 1.2%
Aptiv PLC(1)	34,574	2,704,033

		2,704,033

Beverages — 2.5%
Monster Beverage Corp.(1)	66,490	5,781,970

		5,781,970

Capital Markets — 2.6%
S&P Global, Inc.	19,723	6,022,418

		6,022,418

Chemicals — 1.3%
Sherwin-Williams Co.	14,500	2,968,875

		2,968,875

Electrical Equipment — 2.3%
Eaton Corp. PLC	39,240	5,233,046

		5,233,046

Entertainment — 3.8%
Netflix, Inc.(1)	20,600	4,850,064
Sea Ltd., ADR(1)	29,560	1,656,838
Walt Disney Co.(1)	23,919	2,256,279

		8,763,181

Equity Real Estate Investment Trusts (REITs) — 1.6%
Equinix, Inc.	6,527	3,712,819

		3,712,819

Health Care Equipment & Supplies — 6.9%
Alcon, Inc.	76,060	4,425,171
Dexcom, Inc.(1)	45,800	3,688,732
Intuitive Surgical, Inc.(1)	20,270	3,799,409
Stryker Corp.	19,500	3,949,530

		15,862,842

Health Care Providers & Services — 5.4%
UnitedHealth Group, Inc.	24,447	12,346,713

		12,346,713

Insurance — 0.5%
Marsh & McLennan Cos., Inc.	7,900	1,179,391

		1,179,391

Interactive Media & Services — 3.1%
Meta Platforms, Inc., Class A(1)	53,413	7,247,076

		7,247,076

Internet & Direct Marketing Retail — 9.2%
Amazon.com, Inc.(1)	188,300	21,277,900

		21,277,900

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
IT Services — 7.9%
PayPal Holdings, Inc.(1)	62,715	$5,397,880
Visa, Inc., Class A	71,587	12,717,431

		18,115,311

Life Sciences Tools & Services — 3.8%
Thermo Fisher Scientific, Inc.	17,032	8,638,460

		8,638,460

Pharmaceuticals — 2.9%
Zoetis, Inc.	45,221	6,705,822

		6,705,822

Road & Rail — 1.5%
Uber Technologies, Inc.(1)	134,082	3,553,173

		3,553,173

Semiconductors & Semiconductor Equipment — 4.8%
ASML Holding NV	6,200	2,575,170
Intel Corp.	73,600	1,896,672
NVIDIA Corp.	53,232	6,461,832

		10,933,674

Software — 19.7%
Adobe, Inc.(1)	11,460	3,153,792
Atlassian Corp. PLC, Class A(1)	19,390	4,083,340
Microsoft Corp.	73,004	17,002,631
Palo Alto Networks, Inc.(1)	49,482	8,104,657
Salesforce, Inc.(1)	41,550	5,976,552
Splunk, Inc.(1)	37,681	2,833,611
Unity Software, Inc.(1)	27,000	860,220
Workday, Inc., Class A(1)	22,530	3,429,517

		45,444,320

Specialty Retail — 2.9%
Advance Auto Parts, Inc.	21,760	3,401,958
Tractor Supply Co.	17,120	3,182,266

		6,584,224

Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	80,544	11,131,181

		11,131,181

Textiles, Apparel & Luxury Goods — 1.6%
NIKE, Inc., Class B	43,800	3,640,656

		3,640,656

Trading Companies & Distributors — 2.4%
WW Grainger, Inc.	11,379	5,566,493

		5,566,493

Total Common Stocks (Cost $207,844,666)		224,318,509

	Principal Amount	Value

Short-Term Investments — 3.1%
Repurchase Agreements — 3.1%
Fixed Income Clearing Corp., 0.83%, dated 9/30/2022, proceeds at maturity value of $7,068,067, due 10/3/2022(2)	$7,067,579	7,067,579

Total Repurchase Agreements (Cost $7,067,579)		7,067,579

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2022 (unaudited)	Value

Total Investments — 100.5% (Cost $214,912,245)	$231,386,088

Liabilities in excess of other assets — (0.5)%	(1,228,029)

Total Net Assets — 100.0%	$230,158,059

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	12/31/2023	$7,527,700	$7,208,947

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$224,318,509	$—	$—	$224,318,509
Repurchase Agreements	—	7,067,579	—	7,067,579

Total	$224,318,509	$7,067,579	$—	$231,386,088

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — 97.2%
Aerospace & Defense — 1.7%
L3Harris Technologies, Inc.	6,794	$1,411,997

		1,411,997

Airlines — 0.8%
Ryanair Holdings PLC, ADR(1)	11,560	675,335

		675,335

Auto Components — 0.5%
Visteon Corp.(1)	3,861	409,498

		409,498

Banks — 0.5%
SVB Financial Group(1)	1,095	367,679

		367,679

Biotechnology — 3.2%
Abcam PLC, ADR(1)	15,069	225,884
Ascendis Pharma A/S, ADR(1)	5,181	534,990
BioMarin Pharmaceutical, Inc.(1)	8,219	696,725
Neurocrine Biosciences, Inc.(1)	5,273	560,045
Sarepta Therapeutics, Inc.(1)	5,750	635,605

		2,653,249

Capital Markets — 6.8%
Cboe Global Markets, Inc.	7,693	902,927
Charles Schwab Corp.	11,301	812,203
LPL Financial Holdings, Inc.	15,785	3,448,707
MSCI, Inc.	990	417,572

		5,581,409

Chemicals — 0.8%
Corteva, Inc.	11,323	647,110

		647,110

Commercial Services & Supplies — 1.8%
Cimpress PLC(1)	11,593	283,797
Rentokil Initial PLC (United Kingdom)	23,656	124,913
Ritchie Bros Auctioneers, Inc.	17,075	1,066,846

		1,475,556

Containers & Packaging — 1.1%
Sealed Air Corp.	20,582	916,105

		916,105

Diversified Consumer Services — 1.4%
Frontdoor, Inc.(1)	17,693	360,760
Terminix Global Holdings, Inc.(1)	21,069	806,732

		1,167,492

Electric Utilities — 0.8%
Alliant Energy Corp.	12,372	655,592

		655,592

Electrical Equipment — 3.0%
Regal Rexnord Corp.	4,144	581,652
Sensata Technologies Holding PLC	51,063	1,903,629

		2,485,281

Electronic Equipment, Instruments & Components — 8.2%
Flex Ltd.(1)	97,320	1,621,351
National Instruments Corp.	32,003	1,207,793
TE Connectivity Ltd.	21,851	2,411,476
Teledyne Technologies, Inc.(1)	4,601	1,552,700

		6,793,320

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — 1.8%
Liberty Media Corp-Liberty Formula One, Class C(1)	25,588	$1,496,898

		1,496,898

Equity Real Estate Investment Trusts (REITs) — 1.5%
Lamar Advertising Co., Class A	15,053	1,241,722

		1,241,722

Health Care Equipment & Supplies — 7.5%
Boston Scientific Corp.(1)	61,052	2,364,544
Cooper Cos., Inc.	3,147	830,493
Dentsply Sirona, Inc.	19,971	566,178
ICU Medical, Inc.(1)	6,496	978,298
Teleflex, Inc.	7,383	1,487,379

		6,226,892

Hotels, Restaurants & Leisure — 1.9%
Aramark	34,987	1,091,594
Entain PLC (United Kingdom)	43,025	516,675

		1,608,269

Insurance — 7.3%
Aon PLC, Class A	2,363	632,977
Intact Financial Corp. (Canada)	16,528	2,339,059
Ryan Specialty Holdings Inc(1)	16,005	650,123
WR Berkley Corp.	36,843	2,379,321

		6,001,480

Interactive Media & Services — 0.5%
Ziff Davis, Inc.(1)	6,430	440,326

		440,326

Internet & Direct Marketing Retail — 0.2%
Wayfair, Inc., Class A(1)	5,500	179,025

		179,025

IT Services — 13.8%
Amdocs Ltd.	26,134	2,076,346
Broadridge Financial Solutions, Inc.	8,318	1,200,454
Fidelity National Information Services, Inc.	13,101	990,043
Global Payments, Inc.	9,670	1,044,844
GoDaddy, Inc., Class A(1)	29,357	2,080,824
SS&C Technologies Holdings, Inc.	43,788	2,090,877
WEX, Inc.(1)	15,411	1,956,272

		11,439,660

Life Sciences Tools & Services — 3.6%
Avantor, Inc.(1)	42,248	828,061
Illumina, Inc.(1)	3,427	653,837
PerkinElmer, Inc.	8,398	1,010,531
Waters Corp.(1)	1,781	480,033

		2,972,462

Machinery — 3.1%
Ingersoll Rand, Inc.	31,839	1,377,355
Westinghouse Air Brake Technologies Corp.	14,129	1,149,394

		2,526,749

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Multiline Retail — 0.4%
Dollar Tree, Inc.(1)	2,693	$366,517

		366,517

Pharmaceuticals — 1.7%
Catalent, Inc.(1)	13,376	967,887
Elanco Animal Health, Inc.(1)	32,511	403,462

		1,371,349

Professional Services — 0.2%
Upwork, Inc.(1)	9,637	131,256

		131,256

Road & Rail — 2.6%
JB Hunt Transport Services, Inc.	13,787	2,156,563

		2,156,563

Semiconductors & Semiconductor Equipment — 8.6%
KLA Corp.	4,047	1,224,743
Lam Research Corp.	1,452	531,432
Microchip Technology, Inc.	20,136	1,228,900
NXP Semiconductors NV	6,543	965,158
ON Semiconductor Corp.(1)	51,105	3,185,375

		7,135,608

Software — 7.2%
Atlassian Corp. PLC, Class A(1)	2,716	571,963
Ceridian HCM Holding, Inc.(1)	18,322	1,023,833
Constellation Software, Inc. (Canada)	1,742	2,423,919
Dynatrace, Inc.(1)	13,829	481,388
Nice Ltd., ADR(1)	6,364	1,197,959
Topicus.com, Inc. (Canada)(1)	4,776	229,646

		5,928,708

Specialty Retail — 2.0%
Burlington Stores, Inc.(1)	4,105	459,308
CarMax, Inc.(1)	18,092	1,194,434

		1,653,742

Textiles, Apparel & Luxury Goods — 1.4%
Gildan Activewear, Inc.	41,096	1,161,784

		1,161,784

Trading Companies & Distributors — 1.3%
Ferguson PLC	10,781	1,109,688

		1,109,688

Total Common Stocks (Cost $73,285,679)		80,388,321

	Principal Amount	Value

Short-Term Investments — 3.0%
Repurchase Agreements — 3.0%
Fixed Income Clearing Corp., 0.83%, dated 9/30/2022, proceeds at maturity value of $2,459,627, due 10/3/2022(2)	$2,459,457	2,459,457

Total Repurchase Agreements (Cost $2,459,457)		2,459,457

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2022 (unaudited)	Value

Total Investments — 100.2% (Cost $75,745,136)	$82,847,778

Liabilities in excess of other assets — (0.2)%	(139,737)

Total Net Assets — 100.0%	$82,708,041

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	12/31/2023	$2,619,600	$2,508,676

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$79,746,733	$641,588	*	$—	$80,388,321
Repurchase Agreements	—	2,459,457		—	2,459,457

Total	$79,746,733	$3,101,045		$—	$82,847,778

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — 97.8%
Auto Components — 2.9%
Aptiv PLC(1)	19,844	$1,551,999
Lear Corp.	27,110	3,244,796

		4,796,795

Banks — 3.7%
Fifth Third Bancorp	84,447	2,698,926
PacWest Bancorp	26,666	602,652
Regions Financial Corp.	103,398	2,075,198
Zions Bancorporation NA	13,955	709,751

		6,086,527

Beverages — 2.8%
Keurig Dr Pepper, Inc.	129,373	4,634,141

		4,634,141

Building Products — 5.4%
Builders FirstSource, Inc.(1)	28,707	1,691,416
Carlisle Cos., Inc.	26,100	7,318,701

		9,010,117

Chemicals — 0.4%
FMC Corp.	5,961	630,078

		630,078

Commercial Services & Supplies — 3.9%
Republic Services, Inc.	47,140	6,412,926

		6,412,926

Communications Equipment — 0.8%
Juniper Networks, Inc.	48,656	1,270,895

		1,270,895

Construction & Engineering — 2.3%
API Group Corp.(1)	69,789	926,100
MasTec, Inc.(1)	45,754	2,905,379

		3,831,479

Construction Materials — 2.8%
Vulcan Materials Co.	29,310	4,622,480

		4,622,480

Consumer Finance — 1.5%
Discover Financial Services	27,045	2,458,931

		2,458,931

Containers & Packaging — 0.8%
AptarGroup, Inc.	13,253	1,259,433

		1,259,433

Distributors — 3.4%
LKQ Corp.	118,388	5,581,994

		5,581,994

Diversified Financial Services — 0.0%
Pershing Square Tontine Holdings Ltd.(1)(2)(3)	125,172	0

Electric Utilities — 5.2%
American Electric Power Co., Inc.	52,649	4,551,506
FirstEnergy Corp.	111,722	4,133,714

		8,685,220

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Energy Equipment & Services — 1.5%
Baker Hughes Co.	57,503	$1,205,263
NOV, Inc.	74,016	1,197,579

		2,402,842

Equity Real Estate Investment Trusts (REITs) — 2.3%
Boston Properties, Inc.	9,551	716,038
Gaming and Leisure Properties, Inc.	67,987	3,007,745

		3,723,783

Health Care Equipment & Supplies — 4.2%
Alcon, Inc.	63,324	3,684,190
Teleflex, Inc.	3,190	642,658
Zimmer Biomet Holdings, Inc.	24,955	2,609,045

		6,935,893

Health Care Providers & Services — 4.3%
Humana, Inc.	9,955	4,830,066
Universal Health Services, Inc., Class B	25,421	2,241,624

		7,071,690

Hotels, Restaurants & Leisure — 1.8%
Wendy’s Co.	34,274	640,581
Yum China Holdings, Inc.	50,836	2,406,068

		3,046,649

Household Durables — 2.8%
D.R. Horton, Inc.	61,838	4,164,789
Helen of Troy Ltd.(1)	4,354	419,900

		4,584,689

Household Products — 4.6%
Church & Dwight Co., Inc.	42,756	3,054,489
Reynolds Consumer Products, Inc.	174,290	4,533,283

		7,587,772

Insurance — 10.8%
Allstate Corp.	31,971	3,981,348
Arch Capital Group Ltd.(1)	134,337	6,117,707
Axis Capital Holdings Ltd.	14,359	705,745
Brown & Brown, Inc.	80,216	4,851,464
Loews Corp.	44,799	2,232,782

		17,889,046

IT Services — 4.7%
Amdocs Ltd.	66,603	5,291,609
Euronet Worldwide, Inc.(1)	33,857	2,565,006

		7,856,615

Life Sciences Tools & Services — 1.5%
Charles River Laboratories International, Inc.(1)	12,975	2,553,480

		2,553,480

Machinery — 3.3%
Donaldson Co., Inc.	56,823	2,784,895
Gates Industrial Corp. PLC(1)	141,634	1,382,348
Stanley Black & Decker, Inc.	16,177	1,216,672

		5,383,915

Metals & Mining — 1.0%
Freeport-McMoRan, Inc.	62,329	1,703,452

		1,703,452

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Mortgage Real Estate Investment Trusts (REITs) — 1.9%
Annaly Capital Management, Inc.	181,081	$3,107,341

		3,107,341

Oil, Gas & Consumable Fuels — 4.5%
Devon Energy Corp.	32,330	1,944,003
EOG Resources, Inc.	27,643	3,088,552
Valero Energy Corp.	22,582	2,412,887

		7,445,442

Professional Services — 3.5%
Dun & Bradstreet Holdings, Inc.	145,265	1,799,834
Jacobs Solutions, Inc.	37,117	4,026,823

		5,826,657

Real Estate Management & Development — 2.6%
CBRE Group, Inc., Class A(1)	63,662	4,297,822

		4,297,822

Semiconductors & Semiconductor Equipment — 0.5%
ON Semiconductor Corp.(1)	13,274	827,368

		827,368

Software — 0.9%
NCR Corp.(1)	81,148	1,542,623

		1,542,623

Specialty Retail — 0.4%
Best Buy Co., Inc.	10,160	643,534

		643,534

Trading Companies & Distributors — 2.9%
AerCap Holdings NV(1)	114,223	4,835,060

		4,835,060

Water Utilities — 1.9%
American Water Works Co., Inc.	24,514	3,190,742

		3,190,742

Total Common Stocks (Cost $143,300,422)		161,737,431

Warrants — 0.0%
Liberty Media Acquisition Corp., Class A(1)	7,895	32
Pershing Square Tontine Holdings Ltd., Class A(1)(2)	14,344	0

Total Warrants (Cost $97,374)		32

	Principal Amount	Value

Short-Term Investments — 2.5%
Repurchase Agreements — 2.5%
Fixed Income Clearing Corp., 0.83%, dated 9/30/2022, proceeds at maturity value of $4,123,578, due 10/3/2022(4)	$4,123,292	4,123,292

Total Repurchase Agreements (Cost $4,123,292)		4,123,292

Total Investments — 100.3% (Cost $147,521,088)		165,860,755

Liabilities in excess of other assets — (0.3)%		(456,225)

Total Net Assets — 100.0%		$165,404,530

(1)	Non–income–producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

(2)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Pershing Square Tontine Holdings Ltd.	125,172	$0	$0	7/26/2022	0.00%
Pershing Square Tontine Holdings Ltd., Class A	14,344	82,105	0	7/22/2020 – 7/30/2020	0.00

(3)

Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	12/31/2023	$4,391,800	$4,205,834

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$161,737,431	$0	$—	$161,737,431
Warrants	—	32	—	32
Repurchase Agreements	—	4,123,292	—	4,123,292

Total	$161,737,431	$4,123,324	$—	$165,860,755

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 28.7%
Federal Home Loan Mortgage Corp.
2.50% due 11/1/2050	$735,087	$624,112
3.50% due 2/1/2046	537,867	492,900
4.50% due 8/1/2052	1,313,650	1,263,225
5.00% due 7/1/2052	587,150	580,083
5.00% due 8/1/2052	882,405	868,547
5.00% due 8/1/2052	1,329,961	1,307,505
Federal National Mortgage Association
2.50% due 8/1/2050	462,727	395,672
2.50% due 8/1/2050	3,200,499	2,724,058
2.50% due 8/1/2050	2,020,016	1,723,745
2.50% due 9/1/2050	2,913,676	2,479,932
2.50% due 1/1/2051	1,271,867	1,082,319
2.50% due 9/1/2051	442,682	375,189
2.50% due 12/1/2051	1,074,255	909,098
2.50% due 12/1/2051	669,080	568,310
3.00% due 12/1/2048	2,114,864	1,871,801
3.50% due 7/1/2045	614,800	562,638
3.50% due 9/1/2051	270,589	246,698
3.50% due 4/1/2052	1,106,041	1,005,468
4.00% due 5/1/2052	625,957	587,421
4.00% due 5/1/2052	461,639	432,467
4.00% due 6/1/2052	1,143,136	1,066,363
5.00% due 7/1/2052	357,572	353,268
5.00% due 7/1/2052	445,541	441,285
5.00% due 8/1/2052	1,221,988	1,201,352
Government National Mortgage Association
3.00% due 11/21/2052(1)	638,000	562,282
3.50% due 10/20/2052(1)	775,000	703,124
4.00% due 10/20/2052(1)	2,589,000	2,414,367
4.50% due 10/20/2052(1)	2,944,000	2,813,966
4.50% due 11/21/2052(1)	2,677,000	2,556,112
5.00% due 10/20/2052(1)	3,489,000	3,409,221
5.50% due 11/21/2052(1)	1,360,000	1,352,829
Uniform Mortgage-Backed Security
2.00% due 11/14/2052(1)	7,384,000	5,968,775
2.50% due 11/10/2051(1)	1,776,000	1,489,796
3.00% due 11/14/2052(1)	4,810,000	4,177,245
3.50% due 11/14/2052(1)	4,915,000	4,414,122
4.00% due 11/16/2037(1)	1,447,000	1,392,769
4.00% due 11/14/2052(1)	1,488,000	1,377,797
4.50% due 11/16/2037(1)	3,468,000	3,390,251
4.50% due 11/14/2052(1)	5,987,000	5,690,296
5.00% due 11/16/2037(1)	2,451,000	2,449,085
5.00% due 12/15/2037(1)	647,000	645,180
5.00% due 11/14/2052(1)	578,000	562,222
5.50% due 11/14/2052(1)	2,431,000	2,410,456
6.00% due 11/14/2052(1)	2,567,000	2,585,842

Total Agency Mortgage-Backed Securities (Cost $76,353,817)		73,529,193

Asset-Backed Securities — 21.2%
American Express Credit Account Master Trust
2022-3 A
3.75% due 8/15/2027	640,000	624,695
Apidos CLO XXVI
2017-26A A2R
4.24% (LIBOR 3 Month + 1.50%) due 7/18/2029(2)(3)	280,000	266,672

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Apidos CLO XXXV
2021-35A A
3.76% (LIBOR 3 Month + 1.05%) due 4/20/2034(2)(3)	$400,000	$382,072
Arbor Realty Commercial Real Estate Notes Ltd.
2021-FL2 E
5.768% (LIBOR 1 Month + 2.95%) due 5/15/2036(2)(3)	170,000	153,768
2021-FL3 D
5.018% (LIBOR 1 Month + 2.20%) due 8/15/2034(2)(3)	1,030,000	960,869
Ares XL CLO Ltd.
2016-40A A1RR
3.382% (LIBOR 3 Month + 0.87%) due 1/15/2029(2)(3)	379,593	372,039
Avant Loans Funding Trust
2022-REV1 A
6.54% due 9/15/2031(2)	1,310,000	1,310,195
Avid Automobile Receivables Trust
2019-1 B
2.82% due 7/15/2026(2)	57,099	57,042
2019-1 D
4.03% due 7/15/2026(2)	2,290,000	2,235,443
2021-1 E
3.39% due 4/17/2028(2)	830,000	761,885
Avis Budget Rental Car Funding AESOP LLC
2019-3A A
2.36% due 3/20/2026(2)	1,545,000	1,441,217
2020-2A A
2.02% due 2/20/2027(2)	1,750,000	1,561,379
Bain Capital Credit CLO
2019-2A AR
3.84% (LIBOR 3 Month + 1.10%) due 10/17/2032(2)(3)	880,000	851,059
Barings CLO Ltd.
2019-3A A1R
3.78% (LIBOR 3 Month + 1.07%) due 4/20/2031(2)(3)	1,000,000	970,100
2019-3A BR
4.31% (LIBOR 3 Month + 1.60%) due 4/20/2031(2)(3)	540,000	507,916
Carlyle Global Market Strategies CLO Ltd.
2015-5A BRR
5.01% (LIBOR 3 Month + 2.30%) due 1/20/2032(2)(3)	410,000	381,482
Carlyle U.S. CLO Ltd.
2021-1A A1
3.652% (LIBOR 3 Month + 1.14%) due 4/15/2034(2)(3)	1,400,000	1,341,649
CBAM Ltd.
2017-1A D
6.46% (LIBOR 3 Month + 3.75%) due 7/20/2030(2)(3)	530,000	460,358
CIFC Funding Ltd.
2021-1A A1
3.893% (LIBOR 3 Month + 1.11%) due 4/25/2033(2)(3)	1,330,000	1,292,827
2021-4A A
3.562% (LIBOR 3 Month + 1.05%) due 7/15/2033(2)(3)	1,000,000	967,458

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Citibank Credit Card Issuance Trust
2017-A6 A6
3.553% (LIBOR 1 month + 0.77%) due 5/14/2029(3)	$840,000	$827,339
CPS Auto Receivables Trust
2020-C C
1.71% due 8/17/2026(2)	214,051	213,051
Drive Auto Receivables Trust
2020-2 C
2.28% due 8/17/2026	1,748,571	1,735,794
Dryden Senior Loan Fund
2017-47A BR
3.982% (LIBOR 3 Month + 1.47%) due 4/15/2028(2)(3)	1,010,000	975,470
Exeter Automobile Receivables Trust
2020-2A E 7.19% due 9/15/2027(2)	1,100,000	1,101,379
2022-2A B 3.65% due 10/15/2026	1,020,000	1,000,419
First Investors Auto Owner Trust
2021-1A E
3.35% due 4/15/2027(2)	600,000	568,217
Flagship Credit Auto Trust
2018-3 E 5.28% due 12/15/2025(2)	725,000	709,270
2021-1 A 0.31% due 6/16/2025(2)	142,207	141,070
2022-3 A3 4.55% due 4/15/2027(2)	950,000	936,913
GM Financial Automobile Leasing Trust
2022-2 A2
2.93% due 10/21/2024	1,510,000	1,494,700
Goldentree Loan Management U.S. CLO 3 Ltd.
2018-3A B1
4.26% (LIBOR 3 Month + 1.55%) due 4/20/2030(2)(3)	250,000	237,400
Hertz Vehicle Financing III LP
2021-2A A
1.68% due 12/27/2027(2)	1,165,000	996,672
HGI CRE CLO Ltd.
2021-FL1 C 4.639% (LIBOR 1 Month + 1.70%) due 6/16/2036(2)(3)	550,000	522,224
2021-FL1 D 5.289% (LIBOR 1 Month + 2.35%) due 6/16/2036(2)(3)	500,000	469,431
Lending Funding Trust
2020-2A A
2.32% due 4/21/2031(2)	936,000	816,234
Lendmark Funding Trust
2021-1A A
1.90% due 11/20/2031(2)	750,000	633,497
LoanCore Issuer Ltd.
2022-CRE7 A
3.834% (SOFR30A + 1.55%) due 1/17/2037(2)(3)	680,000	656,006
Logan CLO I Ltd.
2021-1A A
3.87% (LIBOR 3 Month + 1.16%) due 7/20/2034(2)(3)	530,000	509,091

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Marble Point CLO XVII Ltd.
2020-1A A
4.01% (LIBOR 3 Month + 1.30%) due 4/20/2033(2)(3)	$613,030	$595,112
Marlette Funding Trust
2020-2A D
4.65% due 9/16/2030(2)	1,060,000	1,034,348
Master Credit Card Trust II
2018-1A A
3.504% (LIBOR 1 Month + 0.49%) due 7/21/2024(2)(3)	100,000	99,969
ME Funding LLC
2019-1 A2
6.448% due 7/30/2049(2)	1,091,145	1,070,770
Mountain View CLO LLC
2017-1A AR
3.83% (LIBOR 3 Month + 1.09%) due 10/16/2029(2)(3)	527,124	514,051
Nelnet Student Loan Trust
2021-DA B
2.90% due 4/20/2062(2)	570,000	461,593
Neuberger Berman Loan Advisers CLO 35 Ltd.
2019-35A A1
4.078% (LIBOR 3 Month + 1.34%) due 1/19/2033(2)(3)	1,000,000	975,422
NextGear Floorplan Master Owner Trust
2019-2A A1 3.518% (LIBOR 1 Month + 0.70%) due 10/15/2024(2)(3)	950,000	949,958
2020-1A A1 3.618% (LIBOR 1 Month + 0.80%) due 2/15/2025(2)(3)	2,450,000	2,447,452
Oaktree CLO Ltd.
2019-4A CR
4.96% (LIBOR 3 Month + 2.25%) due 10/20/2032(2)(3)	570,000	513,498
OCP CLO Ltd.
2019-16A AR
3.428% (LIBOR 3 Month + 1.00%) due 4/10/2033(2)(3)	790,000	764,274
Octagon Investment Partners XVII Ltd.
2013-1A A1R2
3.783% (LIBOR 3 Month + 1.00%) due 1/25/2031(2)(3)	365,000	356,605
Pennsylvania Higher Education Assistance Agency
2006-1 B
3.053% (LIBOR 3 Month + 0.27%) due 4/25/2038(3)	20,647	20,285
Race Point IX CLO Ltd.
2015-9A CR
5.712% (LIBOR 3 Month + 3.20%) due 10/15/2030(2)(3)	250,000	207,825
Rad CLO 7 Ltd.
2020-7A A1
3.94% (LIBOR 3 Month + 1.20%) due 4/17/2033(2)(3)	750,000	726,225
Santander Consumer Auto Receivables Trust
2020-BA D
2.14% due 12/15/2026(2)	1,475,000	1,408,765

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Santander Drive Auto Receivables Trust
2020-2 D
2.22% due 9/15/2026	$816,000	$797,498
2021-1 C
0.75% due 2/17/2026	1,850,000	1,819,370
2022-5 C
4.74% due 10/16/2028	970,000	947,089
2022-6 C
4.96% due 11/15/2028	1,080,000	1,059,749
SCF Equipment Leasing LLC
2019-2A B
2.76% due 8/20/2026(2)	797,000	767,875
2021-1A C
1.54% due 10/21/2030(2)	1,000,000	868,018
2021-1A D
1.93% due 9/20/2030(2)	750,000	638,259
SEB Funding LLC
2021-1A A2
4.969% due 1/30/2052(2)	812,963	686,903
Signal Peak CLO 8 Ltd.
2020-8A A
3.98% (LIBOR 3 Month + 1.27%) due 4/20/2033(2)(3)	1,003,948	975,034
SLC Student Loan Trust
2008-1 A4A
4.893% (LIBOR 3 Month + 1.60%) due 12/15/2032(3)	91,893	91,864
Sunrun Demeter Issuer LLC
2021-2A A
2.27% due 1/30/2057(2)	482,303	372,550
TCW CLO Ltd.
2022-1A A1
2.087% (SOFR + 1.34%) due 4/22/2033(2)(3)	750,000	727,200
Towd Point Asset Trust
2018-SL1 A
3.684% (LIBOR 1 Month + 0.60%) due 1/25/2046(2)(3)	147,556	146,633
Westlake Automobile Receivables Trust
2020-3A E
3.34% due 6/15/2026(2)	750,000	711,163

Total Asset-Backed Securities (Cost $57,092,194)		54,199,659

Corporate Bonds & Notes — 40.0%
Aerospace & Defense — 0.1%
TransDigm, Inc.
6.375% due 6/15/2026	334,000	315,707

		315,707

Agriculture — 0.5%
Cargill, Inc.
4.00% due 6/22/2032(2)	715,000	653,095
MHP Lux SA
6.25% due 9/19/2029(2)(4)	475,000	235,690
Viterra Finance BV
4.90% due 4/21/2027(2)	398,000	368,226

		1,257,011

Airlines — 0.8%
American Airlines, Inc.
11.75% due 7/15/2025(2)	506,000	528,942

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Airlines — (continued)
British Airways Pass-Through Trust
2020-1 A
4.25% due 11/15/2032(2)	$573,771	$514,960
Delta Air Lines, Inc.
7.00% due 5/1/2025(2)	717,000	721,818
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75% due 10/20/2028(2)	300,000	279,534

		2,045,254

Apparel — 0.1%
Levi Strauss & Co.
3.50% due 3/1/2031(2)	331,000	259,861

		259,861

Auto Manufacturers — 0.2%
Ford Motor Co.
3.25% due 2/12/2032	848,000	610,780

		610,780

Biotechnology — 0.1%
Baxalta, Inc.
4.00% due 6/23/2025	248,000	240,483

		240,483

Chemicals — 0.2%
CVR Partners LP / CVR Nitrogen Finance Corp.
6.125% due 6/15/2028(2)	511,000	447,488

		447,488

Coal — 0.2%
SunCoke Energy, Inc.
4.875% due 6/30/2029(2)	494,000	380,839

		380,839

Commercial Banks — 10.7%
ABN AMRO Bank NV
3.324% (3.324% fixed rate until 12/13/2031; H15T5Y + 1.90% thereafter) due 3/13/2037(2)(3)	400,000	290,304
Bank of America Corp.
1.658% (1.658% fixed rate until 3/11/2026; SOFR + 0.91% thereafter) due 3/11/2027(3)	1,693,000	1,468,728
2.087% (2.087% fixed rate until 6/14/2028; SOFR + 1.06% thereafter) due 6/14/2029(3)	821,000	666,578
2.687% (2.687% fixed rate until 4/22/2031; SOFR + 1.32% thereafter) due 4/22/2032(3)	642,000	500,272
3.004% (3.004% fixed rate until 12/20/2022; LIBOR 3 Month + 0.79% thereafter) due 12/20/2023(3)	460,000	457,672
3.593% (3.593% fixed rate until 7/21/2027; LIBOR 3 Month + 1.37% thereafter) due 7/21/2028(3)	1,125,000	1,015,853

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
BankUnited, Inc.
5.125% due 6/11/2030	$613,000	$565,676
BNP Paribas SA
4.375% (4.375% fixed rate until 3/1/2028; 5 Year USD Swap + 1.48% thereafter) due 3/1/2033(2)(3)	599,000	517,674
Citigroup, Inc.
3.887% (3.887% fixed rate until 1/10/2027; LIBOR 3 Month + 1.56% thereafter) due 1/10/2028(3)	712,000	655,823
3.98% (3.98% fixed rate until 3/20/2029; LIBOR 3 Month + 1.34% thereafter) due 3/20/2030(3)	2,518,000	2,235,405
4.14% (4.14% fixed rate until 5/24/2024; SOFR + 1.37% thereafter) due 5/24/2025(3)	287,000	280,580
Danske Bank A/S
3.773% (3.773% fixed rate until 3/28/2024; H15T1Y + 1.45% thereafter) due 3/28/2025(2)(3)	1,030,000	991,107
4.375% due 6/12/2028(2)	200,000	176,488
Goldman Sachs Group, Inc.
0.627% (0.627% fixed rate until 11/17/2022; SOFR + 0.54% thereafter) due 11/17/2023(3)	1,141,000	1,133,892
2.383% (2.383% fixed rate until 7/21/2031; SOFR + 1.25% thereafter) due 7/21/2032(3)	1,373,000	1,037,150
2.615% (2.615% fixed rate until 4/22/2031; SOFR + 1.28% thereafter) due 4/22/2032(3)	499,000	386,840
JPMorgan Chase & Co.
2.963% (2.963% fixed rate until 1/25/2032; SOFR + 1.26% thereafter) due 1/25/2033(3)	707,000	556,861
3.54% (3.54% fixed rate until 5/1/2027; LIBOR 3 Month + 1.38% thereafter) due 5/1/2028(3)	1,002,000	907,832
3.782% (3.782% fixed rate until 2/1/2027; LIBOR 3 Month + 1.34% thereafter) due 2/1/2028(3)	604,000	553,940
Macquarie Bank Ltd.
3.624% due 6/3/2030(2)	203,000	164,497
Macquarie Group Ltd.
2.691% (2.691% fixed rate until 6/23/2031; SOFR + 1.44% thereafter) due 6/23/2032(2)(3)	968,000	734,809
4.654% (4.654% fixed rate until 3/27/2028; LIBOR 3 Month + 1.73% thereafter) due 3/27/2029(2)(3)	963,000	892,325

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Morgan Stanley
2.239% (2.239% fixed rate until 7/21/2031; SOFR + 1.18% thereafter) due 7/21/2032(3)	$718,000	$539,900
2.484% (2.484% fixed rate until 9/16/2031; SOFR + 1.36% thereafter) due 9/16/2036(3)	542,000	388,381
4.431% (4.431% fixed rate until 1/23/2029; LIBOR 3 Month + 1.63% thereafter) due 1/23/2030(3)	1,893,000	1,741,901
Santander UK Group Holdings PLC
3.373% (3.373% fixed rate until 1/5/2023; LIBOR 3 Month + 1.08% thereafter) due 1/5/2024(3)	877,000	871,659
State Street Corp.
4.164% (4.164% fixed rate until 8/4/2032; SOFR + 1.73% thereafter) due 8/4/2033(3)	469,000	424,065
Toronto-Dominion Bank
4.456% due 6/8/2032	479,000	437,083
U.S. Bancorp
4.967% (4.967% fixed rate until 7/22/2032; SOFR + 2.11% thereafter) due 7/22/2033(3)	1,057,000	991,561
UBS AG
5.125% due 5/15/2024	872,000	848,901
Wells Fargo & Co.
2.393% (2.393% fixed rate until 6/2/2027; SOFR + 2.10% thereafter) due 6/2/2028(3)	2,093,000	1,794,538
3.35% (3.35% fixed rate until 3/2/2032; SOFR + 1.50% thereafter) due 3/2/2033(3)	674,000	547,794
3.584% (3.584% fixed rate until 5/22/2027; LIBOR 3 Month + 1.31% thereafter) due 5/22/2028(3)	976,000	882,812
Westpac Banking Corp.
2.894% (2.894% fixed rate until 2/4/2025; H15T5Y + 1.35% thereafter) due 2/4/2030(3)	484,000	445,672
4.322% (4.322% fixed rate until 11/23/2026; 5 Year USD ICE Swap + 2.24% thereafter) due 11/23/2031(3)	1,300,000	1,187,329

		27,291,902

Commercial Services — 0.7%
Gartner, Inc.
3.75% due 10/1/2030(2)	333,000	273,360
Global Payments, Inc.
4.00% due 6/1/2023	940,000	932,847
Service Corp. International
3.375% due 8/15/2030	324,000	254,019

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Services — (continued)
United Rentals North America, Inc.
4.00% due 7/15/2030	$313,000	$258,469

		1,718,695

Computers — 0.3%
Dell International LLC / EMC Corp.
3.375% due 12/15/2041(2)	535,000	330,507
8.35% due 7/15/2046	386,000	417,968

		748,475

Cosmetics & Personal Care — 0.1%
GSK Consumer Healthcare Capital U.S. LLC
3.625% due 3/24/2032(2)	295,000	249,877

		249,877

Diversified Financial Services — 4.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50% due 1/15/2025	872,000	821,616
Aircastle Ltd.
2.85% due 1/26/2028(2)	575,000	440,421
Ally Financial, Inc.
8.00% due 11/1/2031	732,000	773,826
American Express Co.
4.42% (4.42% fixed rate until 8/3/2032; SOFR + 1.76% thereafter) due 8/3/2033(3)	942,000	857,342
Aviation Capital Group LLC
1.95% due 1/30/2026(2)	408,000	342,593
5.50% due 12/15/2024(2)	982,000	950,380
Avolon Holdings Funding Ltd.
2.125% due 2/21/2026(2)	1,255,000	1,057,275
4.25% due 4/15/2026(2)	643,000	578,353
Coinbase Global, Inc.
3.375% due 10/1/2028(2)	359,000	224,795
CPPIB Capital, Inc.
3.321% (SOFR + 1.25%) due 4/4/2025(2)(3)	2,000,000	2,043,640
4.125% due 10/21/2024(2)	1,545,000	1,533,289
Intercontinental Exchange, Inc.
4.00% due 9/15/2027	1,579,000	1,497,287
Navient Corp.
5.00% due 3/15/2027	313,000	258,253
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
4.50% due 3/15/2027(2)	329,000	311,050
4.875% due 4/15/2045(2)	198,000	163,568

		11,853,688

Electric — 3.7%
AEP Transmission Co. LLC
4.50% due 6/15/2052	368,000	313,249
AES Corp.
3.95% due 7/15/2030(2)	578,000	494,947
Alfa Desarrollo SpA
4.55% due 9/27/2051(2)	493,196	323,073
Ausgrid Finance Pty. Ltd.
4.35% due 8/1/2028(2)	580,000	534,656
Calpine Corp.
5.125% due 3/15/2028(2)	302,000	261,151

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — (continued)
Constellation Energy Generation LLC
6.25% due 10/1/2039	$485,000	$472,783
Consumers Energy Co.
4.20% due 9/1/2052	286,000	237,726
Duke Energy Corp.
4.50% due 8/15/2032	500,000	452,230
FirstEnergy Corp.
2.65% due 3/1/2030	322,000	260,665
Series B 4.40% due 7/15/2027	1,041,000	964,622
Minejesa Capital BV
4.625% due 8/10/2030(2)	730,000	595,242
NextEra Energy Capital Holdings, Inc.
4.255% due 9/1/2024	385,000	379,383
5.00% due 7/15/2032	800,000	764,712
NRG Energy, Inc.
3.875% due 2/15/2032(2)	324,000	253,323
4.45% due 6/15/2029(2)	280,000	242,850
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.50% due 8/15/2028(2)	284,000	247,003
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00% due 6/30/2030(2)	504,000	387,767
Southern Co.
4.475% due 8/1/2024	1,156,000	1,141,145
Vistra Operations Co. LLC
3.55% due 7/15/2024(2)	841,000	801,095
4.375% due 5/1/2029(2)	453,000	378,622

		9,506,244

Electronics — 0.1%
Atkore, Inc.
4.25% due 6/1/2031(2)	334,000	267,150

		267,150

Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC
5.00% due 1/31/2028(2)	430,000	378,886

		378,886

Entertainment — 0.5%
Jacobs Entertainment, Inc.
6.75% due 2/15/2029(2)	303,000	260,244
Live Nation Entertainment, Inc.
4.75% due 10/15/2027(2)	482,000	419,104
Mohegan Gaming & Entertainment
8.00% due 2/1/2026(2)	319,000	266,923
Warnermedia Holdings, Inc.
3.428% due 3/15/2024(2)	333,000	322,081

		1,268,352

Environmental Control — 0.1%
Madison IAQ LLC
4.125% due 6/30/2028(2)	303,000	245,188

		245,188

Food — 0.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.50% due 3/15/2029(2)	336,000	271,320

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Food — (continued)
Performance Food Group, Inc.
4.25% due 8/1/2029(2)	$328,000	$273,086
Post Holdings, Inc.
4.625% due 4/15/2030(2)	329,000	270,188

		814,594

Gas — 0.7%
CenterPoint Energy Resources Corp.
4.40% due 7/1/2032	682,000	636,313
National Fuel Gas Co.
5.50% due 1/15/2026	554,000	547,557
ONE Gas, Inc.
1.10% due 3/11/2024	302,000	289,793
Southwest Gas Corp.
4.05% due 3/15/2032	413,000	348,159

		1,821,822

Healthcare-Products — 0.4%
Medline Borrower LP
3.875% due 4/1/2029(2)	330,000	265,003
PerkinElmer, Inc.
0.85% due 9/15/2024	750,000	695,423

		960,426

Healthcare-Services — 1.2%
Centene Corp.
2.45% due 7/15/2028	286,000	232,581
3.375% due 2/15/2030	638,000	521,590
4.25% due 12/15/2027	419,000	382,999
Charles River Laboratories International, Inc.
4.25% due 5/1/2028(2)	300,000	262,320
Elevance Health, Inc.
2.25% due 5/15/2030	212,000	170,851
2.875% due 9/15/2029	738,000	630,274
Molina Healthcare, Inc.
4.375% due 6/15/2028(2)	280,000	252,809
Tenet Healthcare Corp.
6.25% due 2/1/2027(2)	273,000	254,794
UnitedHealth Group, Inc.
4.00% due 5/15/2029	397,000	369,909

		3,078,127

Home Builders — 0.1%
Toll Brothers Finance Corp.
3.80% due 11/1/2029	331,000	268,789

		268,789

Insurance — 0.6%
Assurant, Inc.
2.65% due 1/15/2032	313,000	231,160
First American Financial Corp.
2.40% due 8/15/2031	474,000	338,967
GA Global Funding Trust
3.85% due 4/11/2025(2)	898,000	854,941

		1,425,068

Internet — 0.5%
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.50% due 3/1/2029(2)	315,000	257,468

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Internet — (continued)
Netflix, Inc.
6.375% due 5/15/2029	$662,000	$659,392
Prosus NV
3.257% due 1/19/2027(2)	340,000	287,253

		1,204,113

Leisure Time — 0.1%
Life Time, Inc.
5.75% due 1/15/2026(2)	286,000	261,378

		261,378

Lodging — 0.2%
Hilton Domestic Operating Co., Inc.
3.75% due 5/1/2029(2)	309,000	255,800
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.25% due 5/15/2027(2)	315,000	277,587

		533,387

Machinery-Diversified — 0.4%
nVent Finance Sarl
4.55% due 4/15/2028	1,112,000	999,821

		999,821

Media — 1.3%
AMC Networks, Inc.
4.25% due 2/15/2029	321,000	241,299
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 5/1/2032	727,000	554,120
4.75% due 3/1/2030(2)	295,000	238,994
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25% due 1/15/2029	1,130,000	884,462
6.484% due 10/23/2045	420,000	371,057
FactSet Research Systems, Inc.
3.45% due 3/1/2032	449,000	365,733
Time Warner Cable LLC
7.30% due 7/1/2038	288,000	273,522
Time Warner Entertainment Co. LP
8.375% due 7/15/2033	369,000	394,111

		3,323,298

Mining — 1.6%
Alcoa Nederland Holding BV
4.125% due 3/31/2029(2)	335,000	281,725
6.125% due 5/15/2028(2)	414,000	392,186
Anglo American Capital PLC
4.00% due 9/11/2027(2)	1,300,000	1,190,553
FMG Resources August 2006 Pty. Ltd.
4.375% due 4/1/2031(2)	330,000	255,618
Freeport Indonesia PT
5.315% due 4/14/2032(2)	243,000	200,448
Glencore Funding LLC
2.85% due 4/27/2031(2)	555,000	429,576
4.875% due 3/12/2029(2)	1,547,000	1,424,493

		4,174,599

Oil & Gas — 3.0%
California Resources Corp.
7.125% due 2/1/2026(2)	358,000	336,685
Callon Petroleum Co.
8.00% due 8/1/2028(2)	285,000	262,676

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Oil & Gas — (continued)
Comstock Resources, Inc.
6.75% due 3/1/2029(2)	$331,000	$306,327
Continental Resources, Inc.
5.75% due 1/15/2031(2)	1,475,000	1,333,061
Diamondback Energy, Inc.
3.125% due 3/24/2031	891,000	722,770
3.50% due 12/1/2029	314,000	271,073
EQT Corp.
7.00% due 2/1/2030	1,080,000	1,114,679
Laredo Petroleum, Inc.
9.50% due 1/15/2025	288,000	286,119
MEG Energy Corp.
5.875% due 2/1/2029(2)	355,000	318,336
Occidental Petroleum Corp.
6.125% due 1/1/2031	112,000	110,308
6.625% due 9/1/2030	778,000	788,254
Ovintiv, Inc.
6.50% due 2/1/2038	498,000	483,757
Petroleos Mexicanos
6.70% due 2/16/2032	1,041,000	732,271
Range Resources Corp.
8.25% due 1/15/2029	229,000	232,250
SM Energy Co.
6.75% due 9/15/2026	201,000	193,462
Tengizchevroil Finance Co. International Ltd.
3.25% due 8/15/2030(2)	235,000	166,725

		7,658,753

Oil & Gas Services — 0.1%
Weatherford International Ltd.
8.625% due 4/30/2030(2)	334,000	291,345

		291,345

Pharmaceuticals — 1.1%
Bayer Corp.
6.65% due 2/15/2028(2)	343,000	343,412
Cigna Corp.
2.40% due 3/15/2030	706,000	576,336
CVS Health Corp.
3.25% due 8/15/2029	1,340,000	1,173,009
Option Care Health, Inc.
4.375% due 10/31/2029(2)	325,000	274,651
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.125% due 4/30/2028(2)	321,000	274,429
Owens & Minor, Inc.
6.625% due 4/1/2030(2)	300,000	263,976

		2,905,813

Pipelines — 1.5%
Cheniere Energy Partners LP
3.25% due 1/31/2032	344,000	264,237
CNX Midstream Partners LP
4.75% due 4/15/2030(2)	326,000	256,340
Eastern Gas Transmission & Storage, Inc.
3.00% due 11/15/2029	428,000	366,933
EIG Pearl Holdings Sarl
3.545% due 8/31/2036(2)	710,000	566,985
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 9/30/2040(2)	717,000	525,109

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pipelines — (continued)
Kinder Morgan Energy Partners LP
4.25% due 9/1/2024	$643,000	$632,300
NGPL PipeCo LLC
3.25% due 7/15/2031(2)	830,000	650,986
Sabine Pass Liquefaction LLC
5.625% due 3/1/2025	235,000	234,601
Venture Global Calcasieu Pass LLC
4.125% due 8/15/2031(2)	317,000	262,701

		3,760,192

Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.
2.40% due 3/15/2025	448,000	417,334
2.95% due 1/15/2025	235,000	222,822
Crown Castle, Inc.
3.30% due 7/1/2030	800,000	670,440
EPR Properties
3.75% due 8/15/2029	712,000	545,613
4.95% due 4/15/2028	695,000	597,366
Invitation Homes Operating Partnership LP
2.00% due 8/15/2031	906,000	650,880
2.30% due 11/15/2028	342,000	273,877
VICI Properties LP / VICI Note Co., Inc.
5.625% due 5/1/2024(2)	474,000	465,397

		3,843,729

Retail — 0.1%
Murphy Oil USA, Inc.
3.75% due 2/15/2031(2)	353,000	283,360

		283,360

Semiconductors — 0.7%
Advanced Micro Devices, Inc.
3.924% due 6/1/2032	560,000	508,385
4.393% due 6/1/2052	488,000	413,312
Broadcom, Inc.
4.15% due 4/15/2032(2)	603,000	507,352
Entegris, Inc.
3.625% due 5/1/2029(2)	307,000	245,953

		1,675,002

Software — 0.8%
MSCI, Inc.
3.625% due 11/1/2031(2)	333,000	267,715
Oracle Corp.
2.875% due 3/25/2031	2,310,000	1,819,703

		2,087,418

Telecommunications — 0.6%
Frontier Communications Holdings LLC
5.00% due 5/1/2028(2)	312,000	267,624
Sprint Capital Corp.
6.875% due 11/15/2028	689,000	708,134
8.75% due 3/15/2032	212,000	245,721
T-Mobile USA, Inc.
2.625% due 2/15/2029	319,000	263,334

		1,484,813

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Transportation — 0.1%
Seaspan Corp.
5.50% due 8/1/2029(2)	$343,000	$264,868

		264,868

Total Corporate Bonds & Notes (Cost $117,782,701)		102,206,595

Municipals — 0.4%
Foothill-Eastern Transportation Corridor Agency
4.094% due 1/15/2049	361,000	266,424
New Jersey Transportation Trust Fund Authority
4.131% due 6/15/2042	605,000	485,877
New York City Transitional Finance Authority
B-3
1.95% due 8/1/2034	330,000	233,851
Regents of the University of California Medical Center Pooled Revenue
3.006% due 5/15/2050	205,000	135,874

Total Municipals (Cost $1,562,072)		1,122,026

Non-Agency Mortgage-Backed Securities — 11.4%
Angel Oak Mortgage Trust
2020-1 A1
2.466% due 12/25/2059(2)(3)(5)	41,228	40,137
Atrium Hotel Portfolio Trust
2018-ATRM A
3.768% due 6/15/2035(2)(3)(5)	540,000	527,100
BAMLL Commercial Mortgage Securities Trust
2013-WBRK A
3.652% due 3/10/2037(2)(3)(5)	3,900,000	3,595,574
BBCMS Mortgage Trust
2019-BWAY A
3.774% due 11/15/2034(2)(3)(5)	365,000	351,325
2019-BWAY B
4.128% due 11/15/2034(2)(3)(5)	160,000	152,907
BFLD Trust
2019-DPLO E
5.058% due 10/15/2034(2)(3)(5)	1,000,000	942,906
BHMS
2018-ATLS A
4.068% due 7/15/2035(2)(3)(5)	560,000	544,372
2018-ATLS C
4.718% due 7/15/2035(2)(3)(5)	320,000	305,778
2018-ATLS D
5.068% due 7/15/2035(2)(3)(5)	1,110,000	1,058,761
BRAVO Residential Funding Trust
2021-NQM2 A1
0.97% due 3/25/2060(2)(3)(5)	972,265	908,651
BX Trust
2018-GW A
3.618% due 5/15/2035(2)(3)(5)	987,000	962,043
2022-LBA6 C
4.445% due 1/15/2039(2)(3)(5)	1,090,000	1,020,225
Commercial Mortgage Trust
2015-PC1 C
4.435% due 7/10/2050(3)(5)	375,000	338,979

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Connecticut Avenue Securities Trust
2021-R01 1M2
3.831% due 10/25/2041(2)(3)(5)	$430,000	$406,906
Credit Suisse Mortgage Capital Certificates
2020-SPT1 A1
1.616% due 4/25/2065(2)(3)(5)	75,439	73,403
DBWF Mortgage Trust
2018-GLKS A
4.023% due 12/19/2030(2)(3)(5)	630,000	612,950
Deephaven Residential Mortgage Trust
2021-3 A1
1.194% due 8/25/2066(2)(3)(5)	649,320	556,574
Extended Stay America Trust
2021-ESH C
4.518% due 7/15/2038(2)(3)(5)	646,024	618,059
Fannie Mae Connecticut Avenue Securities
2021-R02 2M2
4.281% due 11/25/2041(2)(3)(5)	420,000	377,466
Freddie Mac STACR REMIC Trust
2021-DNA3 M2
4.381% due 10/25/2033(2)(3)(5)	655,000	626,361
2021-DNA6 M2
3.781% due 10/25/2041(2)(3)(5)	739,000	700,773
2021-DNA7 M2
4.081% due 11/25/2041(2)(3)(5)	540,000	483,975
2021-HQA4 M1
3.231% due 12/25/2041(2)(3)(5)	640,646	611,634
Freddie Mac Structured Agency Credit Risk Debt Note
2022-HQA2 M1A
4.931% due 7/25/2042(2)(3)(5)	812,692	808,601
Great Wolf Trust
2019-WOLF A
3.852% due 12/15/2036(2)(3)(5)	1,028,000	1,001,167
GS Mortgage Securities Corp. II
2012-BWTR A
2.954% due 11/5/2034(2)	1,273,000	1,270,282
GS Mortgage Securities Corp. Trust
2018-RIVR A
3.768% due 7/15/2035(2)(3)(5)	437,247	416,103
2021-ROSS G
7.468% due 5/15/2026(2)(3)(5)	660,000	607,532
2022-ECI A
5.04% due 8/15/2039(2)(3)(5)	860,000	859,993
HONO Mortgage Trust
2021-LULU B
4.268% due 10/15/2036(2)(3)(5)	250,000	234,478
2021-LULU C
4.668% due 10/15/2036(2)(3)(5)	150,000	141,290
JP Morgan Chase Commercial Mortgage Securities Trust
2018-MINN A
4.088% due 11/15/2035(2)(3)(5)	339,000	333,281
2018-WPT AFL
3.833% due 7/5/2033(2)(3)(5)	234,229	233,324
2018-WPT BFL
4.133% due 7/5/2033(2)(3)(5)	724,000	718,550
2018-WPT BFX
4.549% due 7/5/2033(2)	218,000	213,730
2018-WPT CFX
4.95% due 7/5/2033(2)	290,000	281,081

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2022 (unaudited)		Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
2020-MKST E
5.068% due 12/15/2036(2)(3)(5)		$570,000	$493,130
JPMBB Commercial Mortgage Securities Trust
2015-C30 C
4.373% due 7/15/2048(3)(5)		340,000	298,790
KIND Trust
2021-KIND D
5.118% due 8/15/2038(2)(3)(5)		585,766	544,266
Ready Capital Mortgage Financing LLC
2021-FL6 C 4.984% due 7/25/2036(2)(3)(5)		1,280,000	1,210,819
2022-FL8 A 3.955% due 1/25/2037(2)(3)(5)		1,060,000	1,041,074
Starwood Mortgage Residential Trust
2020-3 A1
1.486% due 4/25/2065(2)(3)(5)		221,298	201,316
Verus Securitization Trust
2020-1 A1 2.417% due 1/25/2060(2)(3)(5)		72,617	69,143
2020-5 A1 1.218% due 5/25/2065(2)(3)(5)		312,238	286,637
Vista Point Securitization Trust
2020-2 A1
1.475% due 4/25/2065(2)(3)(5)		157,414	145,911
Wells Fargo Commercial Mortgage Trust
2016-C35 C
4.176% due 7/15/2048(3)(5)		131,000	111,864
WFLD Mortgage Trust
2014-MONT A
3.88% due 8/10/2031(2)(3)(5)		2,000,000	1,904,334

Total Non-Agency Mortgage-Backed Securities (Cost $30,816,256)			29,243,555

Foreign Government — 1.9%
Angolan Government International Bond
8.75% due 4/14/2032(2)	USD	300,000	222,342
Egypt Government International Bond
5.80% due 9/30/2027(2)	USD	265,000	184,997
Japan Bank for International Cooperation
3.875% due 9/16/2025	USD	938,000	917,326
Japan International Cooperation Agency
3.25% due 5/25/2027	USD	718,000	676,772
Kommunalbanken AS
3.897% due 6/17/2026(2)(3)	USD	1,170,000	1,197,004
Nigeria Government International Bond
7.143% due 2/23/2030(2)	USD	375,000	243,360
Province of Ontario Canada
3.10% due 5/19/2027	USD	1,404,000	1,323,705
Sri Lanka Government International Bond
5.875% due 7/25/2022(2)	USD	200,000	59,626

Total Foreign Government (Cost $5,353,834)			4,825,132

Supranational Bonds — 0.8%
Asian Development Bank
3.097% (SOFR + 1.00%) due 4/6/2027(3)		1,150,000	1,183,293

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Supranational Bonds — (continued)
Inter American Investment Corp.
2.625% due 4/22/2025	$838,000	$800,801

Total Supranational Bonds (Cost $2,023,288)		1,984,094

U.S. Government Agencies — 2.0%
Federal Home Loan Bank
2.98% due 1/3/2023	5,180,000	5,179,327

Total U.S. Government Agencies (Cost $5,180,000)		5,179,327

U.S. Government Securities — 7.1%
U.S. Treasury Bond
2.375% due 2/15/2042	924,000	708,015
2.875% due 5/15/2052	11,898,000	9,973,870
U.S. Treasury Inflation-Protected Indexed Bond
0.125% due 2/15/2052	2,525,608	1,599,960
U.S. Treasury Note
2.75% due 8/15/2032	1,189,000	1,087,749
3.00% due 6/30/2024	3,701,000	3,620,041
4.125% due 9/30/2027	1,178,000	1,182,049

Total U.S. Government Securities (Cost $19,828,972)		18,171,684

Short-Term Investments — 7.3%
U.S. Treasury Bills — 2.2%
U.S. Treasury Bill
3.772% due 3/16/2023(6)	5,624,000	5,529,517

Total U.S. Treasury Bills (Cost $5,527,763)		5,529,517

Repurchase Agreements — 5.1%
Fixed Income Clearing Corp., 0.83%, dated 9/30/2022, proceeds at maturity value of $13,165,409, due 10/3/2022(7)	13,164,498	13,164,498

Total Repurchase Agreements (Cost $13,164,498)		13,164,498

Total Investments — 120.8% (Cost $334,685,395)		309,155,280

Liabilities in excess of other assets(8) — (20.8)%		(53,325,810)

Total Net Assets — 100.0%		$255,829,470

(1)	TBA - To be announced.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2022, the aggregate market value of these securities amounted to $114,711,731, representing 44.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2022.
(4)	The table below presents securities deemed illiquid by the investment adviser.

Security	Principal Amount	Cost	Value	Acquisition Date	% of Fund’s Net Assets
MHP Lux SA	$475,000	$434,169	$235,690	9/12/2019 – 3/31/2020	0.09%

(5)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(6)	Interest rate shown reflects the discount rate at time of purchase.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	12/31/2023	$14,021,600	$13,427,869

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

(8)	Liabilities in excess of other assets include net unrealized depreciation on futures contracts as follows:

Open futures contracts at September 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2022	44	Long	$9,152,085	$9,037,188	$(114,897)
U.S. Long Bond	December 2022	154	Long	21,184,925	19,466,563	(1,718,362)
U.S. Ultra Long Bond	December 2022	31	Long	4,644,098	4,247,000	(397,098)

Total				$34,981,108	$32,750,751	$(2,230,357)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 5-Year Treasury Note	December 2022	36	Short	$(3,852,774)	$(3,870,281)	$(17,507)
U.S. Ultra 10-Year Treasury Note	December 2022	91	Short	(11,257,797)	(10,782,078)	475,719

Total				$(15,110,571)	$(14,652,359)	$458,212

Legend:

CLO – Collateralized Loan Obligation

H15T1Y – 1-year Constant Maturity Treasury Rate

H15T5Y – 5-year Constant Maturity Treasury Rate

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

SOFR30A – Secured Overnight Financing Rate 30-Day Average

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$73,529,193	$—	$73,529,193
Asset-Backed Securities	—	54,199,659	—	54,199,659
Corporate Bonds & Notes	—	102,206,595	—	102,206,595
Municipals	—	1,122,026	—	1,122,026
Non-Agency Mortgage-Backed Securities	—	29,243,555	—	29,243,555
Foreign Government	—	4,825,132	—	4,825,132
Supranational Bonds	—	1,984,094	—	1,984,094
U.S. Government Agencies	—	5,179,327	—	5,179,327
U.S. Government Securities	—	18,171,684	—	18,171,684
U.S. Treasury Bills	—	5,529,517	—	5,529,517
Repurchase Agreements	—	13,164,498	—	13,164,498

Total	$—	$309,155,280	$—	$309,155,280

Other Financial Instruments
Futures Contracts
Assets	$475,719	$—	$—	$475,719
Liabilities	(2,247,864)	—	—	(2,247,864)

Total	$(1,772,145)	$—	$—	$(1,772,145)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — 98.7%
Auto Components — 1.0%
Visteon Corp.(1)	23,540	$2,496,652

		2,496,652

Banks — 9.7%
Bank OZK	103,993	4,113,963
Cadence Bank	144,769	3,678,580
National Bank Holdings Corp., Class A	58,800	2,175,012
Veritex Holdings, Inc.	94,525	2,513,420
Washington Federal, Inc.	119,504	3,582,730
WesBanco, Inc.	107,626	3,591,480
Wintrust Financial Corp.	43,806	3,572,379

		23,227,564

Biotechnology — 0.5%
Ultragenyx Pharmaceutical, Inc.(1)	26,722	1,106,558

		1,106,558

Capital Markets — 0.7%
CONX Corp.(1)	168,430	1,680,931

		1,680,931

Chemicals — 2.4%
Avient Corp.	56,828	1,721,889
Olin Corp.	90,723	3,890,202

		5,612,091

Communications Equipment — 1.3%
Extreme Networks, Inc.(1)	237,300	3,101,511

		3,101,511

Construction & Engineering — 1.1%
Primoris Services Corp.	157,472	2,558,920

		2,558,920

Consumer Finance — 3.1%
Encore Capital Group, Inc.(1)	49,466	2,249,714
OneMain Holdings, Inc.	75,300	2,222,856
Oportun Financial Corp.(1)	176,597	771,729
PROG Holdings, Inc.(1)	136,051	2,038,044

		7,282,343

Diversified Consumer Services — 1.1%
Stride, Inc.(1)	61,698	2,593,167

		2,593,167

Diversified Telecommunication Services — 0.9%
Anterix, Inc.(1)	56,939	2,033,861

		2,033,861

Electric Utilities — 1.1%
Portland General Electric Co.	63,104	2,742,500

		2,742,500

Electrical Equipment — 1.0%
EnerSys	41,835	2,433,542

		2,433,542

Electronic Equipment, Instruments & Components — 2.6%
Advanced Energy Industries, Inc.	29,292	2,267,494
Itron, Inc.(1)	58,942	2,482,047
nLight, Inc.(1)	154,122	1,456,453

		6,205,994

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Energy Equipment & Services — 1.1%
Helmerich & Payne, Inc.	73,494	$2,717,073

		2,717,073

Entertainment — 0.5%
PLAYSTUDIOS, Inc.(1)	10,681	37,277
PLAYSTUDIOS, Inc.(1)(2)	325,000	1,134,250

		1,171,527

Equity Real Estate Investment Trusts (REITs) — 5.7%
Corporate Office Properties Trust	129,634	3,011,398
Kite Realty Group Trust	206,448	3,555,035
LXP Industrial Trust	238,378	2,183,542
Physicians Realty Trust	158,224	2,379,689
RLJ Lodging Trust	233,183	2,359,812

		13,489,476

Food Products — 2.0%
Sovos Brands, Inc.(1)	143,793	2,047,612
Utz Brands, Inc.	179,504	2,710,511

		4,758,123

Health Care Equipment & Supplies — 3.1%
Lantheus Holdings, Inc.(1)	52,244	3,674,320
Novocure Ltd.(1)	15,767	1,197,977
Omnicell, Inc.(1)	30,359	2,642,144

		7,514,441

Health Care Providers & Services — 5.1%
Acadia Healthcare Co., Inc.(1)	31,905	2,494,333
CareMax, Inc.(1)	81,958	581,082
CareMax, Inc.(1)(2)	213,620	1,514,566
HealthEquity, Inc.(1)	64,982	4,364,841
R1 RCM, Inc.(1)	172,447	3,195,443

		12,150,265

Hotels, Restaurants & Leisure — 2.4%
Bloomin’ Brands, Inc.	173,000	3,171,090
Everi Holdings, Inc.(1)	158,095	2,564,301

		5,735,391

Household Durables — 2.2%
Century Communities, Inc.	122,638	5,246,454

		5,246,454

Independent Power and Renewable Electricity Producers — 1.2%
Sunnova Energy International, Inc.(1)	132,809	2,932,423

		2,932,423

Insurance — 2.1%
Assured Guaranty Ltd.	47,505	2,301,617
BRP Group, Inc., Class A(1)	98,585	2,597,715

		4,899,332

IT Services — 2.1%
Euronet Worldwide, Inc.(1)	39,000	2,954,640
Thoughtworks Holding, Inc.(1)	207,721	2,178,993

		5,133,633

Leisure Products — 1.2%
Vista Outdoor, Inc.(1)	114,483	2,784,227

		2,784,227

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Life Sciences Tools & Services — 1.6%
Maravai LifeSciences Holdings, Inc., Class A(1)	53,400	$1,363,302
Syneos Health, Inc.(1)	52,322	2,466,982

		3,830,284

Machinery — 3.7%
Altra Industrial Motion Corp.	107,127	3,601,610
Hillman Solutions Corp.(1)	440,275	3,319,673
Terex Corp.	60,600	1,802,244

		8,723,527

Media — 2.4%
Gray Television, Inc.	234,416	3,356,837
Integral Ad Science Holding Corp.(1)	328,757	2,380,201

		5,737,038

Metals & Mining — 2.8%
Commercial Metals Co.	94,166	3,341,010
Constellium SE(1)	154,344	1,565,048
MP Materials Corp.(1)	66,276	1,809,335

		6,715,393

Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Redwood Trust, Inc.	285,758	1,640,251

		1,640,251

Multi-Utilities — 1.5%
Black Hills Corp.	53,959	3,654,643

		3,654,643

Oil, Gas & Consumable Fuels — 4.7%
CNX Resources Corp.(1)	165,814	2,575,091
HF Sinclair Corp.	44,948	2,420,000
Magnolia Oil & Gas Corp., Class A	173,345	3,433,965
Matador Resources Co.	57,700	2,822,684

		11,251,740

Pharmaceuticals — 1.1%
Cara Therapeutics, Inc.(1)	75,200	703,872
Intra-Cellular Therapies, Inc.(1)	41,871	1,948,258

		2,652,130

Professional Services — 3.3%
ICF International, Inc.	28,194	3,073,710
Korn Ferry	48,561	2,279,939
Sterling Check Corp.(1)	149,723	2,641,113

		7,994,762

Road & Rail — 1.2%
Marten Transport Ltd.	150,289	2,879,537

		2,879,537

Semiconductors & Semiconductor Equipment — 2.9%
Photronics, Inc.(1)	136,000	1,988,320
Semtech Corp.(1)	43,177	1,269,836
SMART Global Holdings, Inc.(1)	229,375	3,640,181

		6,898,337

Software — 4.3%
CommVault Systems, Inc.(1)	72,325	3,836,118
NCR Corp.(1)	149,882	2,849,257
Rapid7, Inc.(1)	45,034	1,931,958
WalkMe Ltd.(1)	187,790	1,596,215

		10,213,548

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Specialty Retail — 5.1%
Group 1 Automotive, Inc.	21,229	$3,032,987
Murphy USA, Inc.	17,479	4,805,152
Petco Health & Wellness Co., Inc.(1)	171,356	1,912,333
Urban Outfitters, Inc.(1)	119,682	2,351,751

		12,102,223

Thrifts & Mortgage Finance — 3.0%
NMI Holdings, Inc., Class A(1)	191,194	3,894,622
WSFS Financial Corp.	70,086	3,256,195

		7,150,817

Trading Companies & Distributors — 5.2%
Custom Truck One Source, Inc.(1)	103,158	601,411
Custom Truck One Source, Inc.(1)(2)	342,859	1,998,868
GATX Corp.	30,501	2,597,160
Rush Enterprises, Inc., Class A	68,360	2,998,270
Textainer Group Holdings Ltd.	153,340	4,118,712

		12,314,421

Total Common Stocks (Cost $250,491,791)		235,366,650

Warrants — 0.0%
East Resources Acquisition Co.(1)	76,065	11,402

Total Warrants (Cost $16,495)		11,402

	Principal Amount	Value
Short-Term Investments — 0.9%
Repurchase Agreements — 0.9%
Fixed Income Clearing Corp., 0.83%, dated 9/30/2022, proceeds at maturity value of $2,207,470, due 10/3/2022(3)	$2,207,318	2,207,318

Total Repurchase Agreements (Cost $2,207,318)		2,207,318

Total Investments — 99.6% (Cost $252,715,604)		237,585,370

Assets in excess of other liabilities — 0.4%		1,001,049

Total Net Assets — 100.0%		$238,586,419

(1)	Non–income–producing security.
(2)

Security is restricted. Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. At September 30, 2022, the aggregate market value of these securities amounted to $4,647,684, representing 1.9% of net assets.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	12/31/2023	$2,351,100	$2,251,545

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$235,366,650	$—	$—	$235,366,650
Warrants	—	11,402	—	11,402
Repurchase Agreements	—	2,207,318	—	2,207,318

Total	$235,366,650	$2,218,720	$—	$237,585,370

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — 99.0%
Bermuda — 3.2%
CK Infrastructure Holdings Ltd.	374,000	$1,908,192

		1,908,192

Brazil — 2.0%
Cia de Saneamento Basico do Estado de Sao Paulo	131,000	1,204,520

		1,204,520

China — 6.5%
China Longyuan Power Group Corp. Ltd., Class H	2,342,800	2,929,698
ENN Energy Holdings Ltd.	73,700	980,682

		3,910,380

France — 8.3%
Electricite de France SA	221,174	2,575,192
Engie SA	210,854	2,419,306

		4,994,498

Germany — 3.2%
RWE AG	51,408	1,891,545

		1,891,545

Italy — 2.6%
Enel SpA	383,830	1,572,944

		1,572,944

Japan — 2.8%
Kansai Electric Power Co., Inc.	121,900	1,015,859
Tokyo Gas Co. Ltd.	39,400	665,423

		1,681,282

Spain — 4.5%
Iberdrola SA	288,059	2,677,905

		2,677,905

United Kingdom — 3.3%
National Grid PLC	194,410	2,006,280

		2,006,280

United States — 62.6%
AES Corp.	147,388	3,330,969
American Electric Power Co., Inc.	32,543	2,813,342
Atmos Energy Corp.	24,905	2,536,574
CenterPoint Energy, Inc.	101,701	2,865,934
Constellation Energy Corp.	22,682	1,886,916
Dominion Energy, Inc.	5,772	398,903
Duke Energy Corp.	47,149	4,385,800
Edison International	44,261	2,504,287
Exelon Corp.	64,937	2,432,540
FirstEnergy Corp.	69,615	2,575,755
NextEra Energy, Inc.	46,263	3,627,482
NRG Energy, Inc.	63,178	2,417,822
Sempra Energy	19,627	2,942,873
Southern Co.	42,544	2,892,992

		37,612,189

Total Common Stocks (Cost $56,467,057)		59,459,735

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Short-Term Investments — 0.9%
Repurchase Agreements — 0.9%
Fixed Income Clearing Corp., 0.83%, dated 9/30/2022, proceeds at maturity value of $524,992, due 10/3/2022(1)	$524,956	$524,956

Total Repurchase Agreements (Cost $524,956)		524,956

Total Investments — 99.9% (Cost $56,992,013)		59,984,691

Assets in excess of other liabilities — 0.1%		80,517

Total Net Assets — 100.0%		$60,065,208

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	12/31/2023	$559,200	$535,521

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Bermuda	$—	$1,908,192	*	$—	$1,908,192
Brazil	1,204,520	—		—	1,204,520
China	—	3,910,380	*	—	3,910,380
France	—	4,994,498	*	—	4,994,498
Germany	—	1,891,545	*	—	1,891,545
Italy	—	1,572,944	*	—	1,572,944
Japan	—	1,681,282	*	—	1,681,282
Spain	—	2,677,905	*	—	2,677,905
United Kingdom	—	2,006,280	*	—	2,006,280
United States	37,612,189	—		—	37,612,189
Repurchase Agreements	—	524,956		—	524,956

Total	$38,816,709	$21,167,982		$—	$59,984,691

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 12.1%
Federal Home Loan Mortgage Corp.
3.50% due 6/1/2052	$3,129,974	$2,816,462
4.00% due 10/1/2037	500,000	482,795
4.00% due 6/1/2052	4,396,891	4,077,998
Federal National Mortgage Association
3.00% due 5/1/2052	4,415,558	3,840,156
3.00% due 5/1/2052	2,253,226	1,959,602
3.50% due 5/1/2052	4,322,493	3,890,223
3.50% due 6/1/2052	5,101,752	4,590,561
4.00% due 6/1/2052	4,578,444	4,246,335
Freddie Mac Multifamily Structured Pass-Through Certificates
K073 A2
3.35% due 1/25/2028	1,175,000	1,107,467
K103 A2
2.651% due 11/25/2029	1,390,000	1,235,411
Uniform Mortgage-Backed Security
4.50% due 10/13/2052(1)	500,000	475,773

Total Agency Mortgage-Backed Securities (Cost $30,977,700)		28,722,783

Asset-Backed Securities — 15.6%
AIMCO CLO
2017-AA DR
5.86% (LIBOR 3 Month + 3.15%) due 4/20/2034(2)(3)	1,800,000	1,577,198
American Express Credit Account Master Trust
2017-7 B
2.54% due 5/15/2025	2,080,000	2,078,177
American Tower Trust I
13 2A
3.07% due 3/15/2048(2)	1,300,000	1,290,978
AmeriCredit Automobile Receivables Trust
2019-3 B
2.13% due 7/18/2025	603,979	602,706
Ares XXXIV CLO Ltd.
2015-2A BR2
4.34% (LIBOR 3 Month + 1.60%) due 4/17/2033(2)(3)	300,000	282,390
BlueMountain CLO Ltd.
2014-2A BR2
4.46% (LIBOR 3 Month + 1.75%) due 10/20/2030(2)(3)	600,000	564,891
Capital One Prime Auto Receivables Trust
2022-2 A2A
3.74% due 9/15/2025	1,500,000	1,490,984
CarMax Auto Owner Trust
2020-4 B
0.85% due 6/15/2026	1,250,000	1,149,600
CIFC Funding Ltd.
2013-4A BRR
4.369% (LIBOR 3 Month + 1.60%) due 4/27/2031(2)(3)	1,200,000	1,140,480
DB Master Finance LLC
2021-1A A2II
2.493% due 11/20/2051(2)	942,875	767,727
Dell Equipment Finance Trust
2020-2 A3
0.57% due 10/23/2023(2)	834,021	823,480

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Elmwood CLO IX Ltd.
2021-2A C
4.61% (LIBOR 3 Month + 1.90%) due 7/20/2034(2)(3)	$1,000,000	$902,696
Ford Credit Auto Owner Trust
2020-1 A
2.04% due 8/15/2031(2)	1,600,000	1,488,585
Ford Credit Floorplan Master Owner Trust
2020-2 A
1.06% due 9/15/2027	1,320,000	1,182,323
GLS Auto Receivables Issuer Trust
2019-4A B
2.78% due 9/16/2024(2)	407,878	407,543
GM Financial Consumer Automobile Receivables Trust
2020-A A3
0.38% due 8/18/2025	1,043,799	1,018,621
Golden Credit Card Trust
2018-4A A
3.44% due 8/15/2025(2)	1,410,000	1,399,455
Greywolf CLO II Ltd.
2013-1A C2RR
6.712% (LIBOR 3 Month + 4.20%) due 4/15/2034(2)(3)	2,400,000	2,113,819
Hyundai Auto Lease Securitization Trust
2020-B A4
0.58% due 6/17/2024(2)	1,950,000	1,927,114
Hyundai Auto Receivables Trust
2021-A A3
0.38% due 9/15/2025	2,007,000	1,939,575
ICG U.S. CLO Ltd.
2018-2A B
4.509% (LIBOR 3 Month + 1.75%) due 7/22/2031(2)(3)	1,000,000	943,804
Master Credit Card Trust
2021-1A A
0.53% due 11/21/2025(2)	1,410,000	1,310,386
Neuberger Berman CLO XVII Ltd.
2014-17A BR2
4.259% (LIBOR 3 Month + 1.50%) due 4/22/2029(2)(3)	1,400,000	1,330,700
Nissan Auto Receivables Owner Trust
2019-C A4
1.95% due 5/15/2026	1,000,000	978,553
Octagon Investment Partners 50 Ltd.
2020-4A DR
5.662% (LIBOR 3 Month + 3.15%) due 1/15/2035(2)(3)	400,000	346,953
OHA Credit Funding 2 Ltd.
2019-2A CR
4.932% (LIBOR 3 Month + 2.20%) due 4/21/2034(2)(3)	1,800,000	1,654,560
Oscar U.S. Funding XIV LLC
2022-1A A2
1.60% due 3/10/2025(2)	1,096,963	1,074,335
Santander Drive Auto Receivables Trust
2021-1 B
0.50% due 4/15/2025	334,027	333,586

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Synchrony Card Funding LLC
2022-A1 A
3.37% due 4/15/2028	$1,060,000	$1,027,211
Toyota Auto Receivables Owner Trust
2019-C A4
1.88% due 11/15/2024	700,000	692,463
Verizon Owner Trust
2019-B
2.40% due 12/20/2023	1,000,000	999,452
Voya CLO Ltd.
2016-3A A3R
4.49% (LIBOR 3 Month + 1.75%) due 10/18/2031(2)(3)	835,000	789,660
Westlake Automobile Receivables Trust
2020-3A A2
0.56% due 5/15/2024(2)	134,525	134,395
World Omni Auto Receivables Trust
2022-C A2
3.73% due 3/16/2026	1,400,000	1,386,416

Total Asset-Backed Securities (Cost $38,727,162)		37,150,816

Corporate Bonds & Notes — 29.3%
Aerospace & Defense — 0.3%
Boeing Co.
5.15% due 5/1/2030	600,000	555,594
5.805% due 5/1/2050	200,000	174,040

		729,634

Agriculture — 0.4%
Cargill, Inc.
2.125% due 11/10/2031(2)	1,300,000	1,012,739

		1,012,739

Apparel — 0.2%
NIKE, Inc.
2.85% due 3/27/2030	500,000	435,135

		435,135

Beverages — 0.8%
Anheuser-Busch InBev Worldwide, Inc.
3.50% due 6/1/2030	900,000	803,016
PepsiCo, Inc.
1.95% due 10/21/2031	1,300,000	1,034,631

		1,837,647

Building Materials — 0.4%
Cornerstone Building Brands, Inc.
6.125% due 1/15/2029(2)	1,500,000	846,165

		846,165

Commercial Banks — 5.9%
Bank of America Corp.
4.271% (4.271% fixed rate until 7/23/2028; LIBOR 3 Month + 1.31% thereafter) due 7/23/2029(3)	3,400,000	3,101,854

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Credit Suisse Group AG
4.207% (4.207% fixed rate until 6/12/2023; LIBOR 3 Month + 1.24% thereafter) due 6/12/2024(2)(3)	$500,000	$489,680
Goldman Sachs Group, Inc.
4.223% (4.223% fixed rate until 5/1/2028; LIBOR 3 Month + 1.30% thereafter) due 5/1/2029(3)	1,000,000	910,630
4.387% (4.387% fixed rate until 6/15/2026; SOFR + 1.51% thereafter) due 6/15/2027(3)	600,000	571,512
Huntington National Bank
4.552% (4.552% fixed rate until 5/17/2027; SOFR + 1.65% thereafter) due 5/17/2028(3)	1,300,000	1,250,795
JPMorgan Chase & Co.
4.203% (4.203% fixed rate until 7/23/2028; LIBOR 3 Month + 1.26% thereafter) due 7/23/2029(3)	2,700,000	2,456,028
Mitsubishi UFJ Financial Group, Inc.
5.354% (5.354% fixed rate until 9/13/2027; H15T1Y + 1.90% thereafter) due 9/13/2028(3)	1,400,000	1,364,804
Morgan Stanley
3.772% (3.772% fixed rate until 1/24/2028; LIBOR 3 Month + 1.14% thereafter) due 1/24/2029(3)	3,100,000	2,793,503
UBS Group AG
4.751% (4.751% fixed rate until 5/12/2027; H15T1Y + 1.75% thereafter) due 5/12/2028(2)(3)	1,100,000	1,032,482

		13,971,288

Computers — 0.3%
Apple, Inc.
2.65% due 2/8/2051	400,000	262,472
2.90% due 9/12/2027	600,000	553,608

		816,080

Cosmetics & Personal Care — 0.6%
Estee Lauder Cos., Inc.
2.60% due 4/15/2030	500,000	424,185
GSK Consumer Healthcare Capital U.S. LLC
3.625% due 3/24/2032(2)	1,300,000	1,101,152

		1,525,337

Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45% due 10/29/2026	1,000,000	845,450
3.00% due 10/29/2028	700,000	564,354
Capital One Financial Corp.
4.927% (4.927% fixed rate until 5/10/2027; SOFR + 2.06% thereafter) due 5/10/2028(3)	500,000	475,930

		1,885,734

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — 1.2%
Alabama Power Co.
3.94% due 9/1/2032	$950,000	$856,301
Consumers Energy Co.
3.60% due 8/15/2032	300,000	268,101
4.20% due 9/1/2052	400,000	332,484
Duke Energy Corp.
3.50% due 6/15/2051	950,000	640,747
Tampa Electric Co.
5.00% due 7/15/2052	600,000	548,382
Wisconsin Public Service Corp.
2.85% due 12/1/2051	500,000	322,760

		2,968,775

Electronics — 0.5%
Honeywell International, Inc.
2.70% due 8/15/2029	1,300,000	1,142,336

		1,142,336

Entertainment — 0.5%
Affinity Gaming
6.875% due 12/15/2027(2)	675,000	549,882
Warnermedia Holdings, Inc.
4.279% due 3/15/2032(2)	750,000	617,520

		1,167,402

Environmental Control — 0.6%
Waste Management, Inc.
4.15% due 4/15/2032	1,600,000	1,481,344

		1,481,344

Food — 0.4%
Kraft Heinz Foods Co.
3.75% due 4/1/2030	800,000	705,144
Kroger Co.
1.70% due 1/15/2031	400,000	300,692

		1,005,836

Healthcare-Products — 0.5%
Abbott Laboratories
4.75% due 11/30/2036	1,200,000	1,172,220

		1,172,220

Healthcare-Services — 0.2%
UnitedHealth Group, Inc.
4.20% due 5/15/2032	600,000	557,862

		557,862

Insurance — 1.8%
Athene Holding Ltd.
3.50% due 1/15/2031	1,000,000	800,380
Chubb INA Holdings, Inc.
1.375% due 9/15/2030	1,400,000	1,057,378
CNA Financial Corp.
2.05% due 8/15/2030	1,410,000	1,078,368
MetLife, Inc.
4.55% due 3/23/2030	500,000	479,300
5.00% due 7/15/2052	250,000	227,925
Willis North America, Inc.
2.95% due 9/15/2029	700,000	575,883

		4,219,234

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Machinery-Diversified — 1.0%
John Deere Capital Corp.
4.35% due 9/15/2032	$2,500,000	$2,376,875

		2,376,875

Media — 0.9%
Audacy Capital Corp.
6.75% due 3/31/2029(2)	1,500,000	365,265
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25% due 1/15/2029	400,000	313,084
3.90% due 6/1/2052	500,000	311,965
Comcast Corp.
1.95% due 1/15/2031	800,000	621,696
2.887% due 11/1/2051	200,000	124,924
TEGNA, Inc.
5.00% due 9/15/2029	500,000	461,490

		2,198,424

Miscellaneous Manufacturing — 1.9%
Parker-Hannifin Corp.
4.25% due 9/15/2027	4,100,000	3,904,922
4.50% due 9/15/2029	600,000	567,912

		4,472,834

Oil & Gas — 2.7%
Antero Resources Corp.
7.625% due 2/1/2029(2)	610,000	610,067
BP Capital Markets America, Inc.
3.001% due 3/17/2052	400,000	258,756
3.633% due 4/6/2030	1,300,000	1,169,402
Cenovus Energy, Inc.
2.65% due 1/15/2032	500,000	386,405
3.75% due 2/15/2052	300,000	203,292
CITGO Petroleum Corp.
7.00% due 6/15/2025(2)	250,000	238,805
Hess Corp.
4.30% due 4/1/2027	2,400,000	2,254,776
Marathon Oil Corp.
4.40% due 7/15/2027	1,200,000	1,120,896
PBF Holding Co. LLC / PBF Finance Corp.
6.00% due 2/15/2028	250,000	215,770

		6,458,169

Oil & Gas Services — 0.3%
TechnipFMC PLC
6.50% due 2/1/2026(2)	700,000	671,804

		671,804

Pharmaceuticals — 1.0%
AbbVie, Inc.
4.25% due 11/21/2049	850,000	682,057
Bristol Myers Squibb Co.
2.95% due 3/15/2032	2,100,000	1,802,703

		2,484,760

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pipelines — 0.8%
Kinder Morgan, Inc.
4.80% due 2/1/2033	$1,250,000	$1,121,538
ONEOK, Inc.
6.35% due 1/15/2031	850,000	834,037

		1,955,575

Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corp.
3.65% due 3/15/2027	500,000	458,265
Essex Portfolio LP
1.70% due 3/1/2028	1,000,000	811,030
Kimco Realty Corp.
4.60% due 2/1/2033	600,000	542,538
Mid-America Apartments LP
3.95% due 3/15/2029	1,100,000	1,001,726
Prologis LP
2.25% due 4/15/2030	800,000	653,744
Simon Property Group LP
2.20% due 2/1/2031	1,000,000	767,930

		4,235,233

Retail — 0.3%
O’Reilly Automotive, Inc.
4.70% due 6/15/2032	700,000	656,068

		656,068

Semiconductors — 0.5%
Broadcom, Inc.
4.15% due 4/15/2032(2)	900,000	757,242
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.65% due 2/15/2032	500,000	373,930

		1,131,172

Software — 0.3%
Microsoft Corp.
3.50% due 2/12/2035	700,000	629,664

		629,664

Telecommunications — 1.7%
AT&T, Inc.
2.55% due 12/1/2033	800,000	595,336
3.50% due 9/15/2053	300,000	199,887
T-Mobile USA, Inc.
2.70% due 3/15/2032	950,000	743,593
3.40% due 10/15/2052	200,000	132,168
3.50% due 4/15/2031	500,000	421,960
Verizon Communications, Inc.
2.355% due 3/15/2032	1,400,000	1,076,614
Vodafone Group PLC
4.375% due 5/30/2028	500,000	471,170
4.875% due 6/19/2049	600,000	473,454

		4,114,182

Transportation — 0.7%
Kansas City Southern
2.875% due 11/15/2029	1,900,000	1,618,287

		1,618,287

Total Corporate Bonds & Notes (Cost $79,173,612)		69,777,815

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — 6.9%
BANK
2019-BN24 AS
3.283% due 11/15/2062(3)(4)	$1,412,000	$1,182,507
2022-BNK43 AS
4.83% due 8/15/2055(3)(4)	900,000	828,572
2022-BNK43 B
5.328% due 8/15/2055(3)(4)	500,000	471,054
BB-UBS Trust
2012-SHOW A
3.43% due 11/5/2036(2)	1,200,000	1,123,668
Bear Stearns Asset-Backed Securities Trust
2005-SD1 1M4
5.109% due 8/25/2043(3)(4)	578,459	581,264
Benchmark Mortgage Trust
2019-B12 AS
3.419% due 8/15/2052	4,500,000	3,871,293
Citigroup Commercial Mortgage Trust
2016-C3 AS
3.366% due 11/15/2049(3)(4)	1,000,000	898,592
Commercial Mortgage Trust
2014-CR18 AM
4.103% due 7/15/2047	1,455,000	1,403,571
Freddie Mac STACR REMIC Trust
2022-DNA1 M1A
3.281% due 1/25/2042(2)(3)(4)	728,246	707,144
Jackson Park Trust
2019-LIC B
2.914% due 10/14/2039(2)	640,000	528,632
Morgan Stanley Capital I Trust
2020-L4 AS
2.88% due 2/15/2053	1,000,000	811,662
NYC Commercial Mortgage Trust
2021-909 C
3.312% due 4/10/2043(2)(3)(4)	385,000	291,115
ONE Park Mortgage Trust
2021-PARK B
3.768% due 3/15/2036(2)(3)(4)	500,000	475,358
SLG Office Trust
2021-OVA A
2.585% due 7/15/2041(2)	1,600,000	1,285,526
Stack Infrastructure Issuer LLC
2021-1A A2
1.877% due 3/26/2046(2)	750,000	647,448
WFRBS Commercial Mortgage Trust
2014-C19 AS
4.271% due 3/15/2047	1,500,000	1,459,787

Total Non-Agency Mortgage-Backed Securities (Cost $19,187,042)		16,567,193

U.S. Government Securities — 26.5%
U.S. Treasury Note
1.25% due 5/31/2028	1,900,000	1,630,883
1.50% due 9/30/2024	3,000,000	2,843,203
1.625% due 8/15/2029	100,000	86,234
1.625% due 5/15/2031	2,400,000	2,014,875
1.875% due 2/15/2032	14,530,000	12,318,716
2.50% due 4/30/2024	30,300,000	29,452,547
2.75% due 4/30/2027	8,000,000	7,550,625
2.75% due 7/31/2027	850,000	800,461
3.00% due 6/30/2024	6,500,000	6,357,812

Total U.S. Government Securities (Cost $66,645,040)		63,055,356

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — 0.0%
Media — 0.0%
Altice USA, Inc., Class A(5)	10,940	$63,780

Total Common Stocks (Cost $125,181)		63,780

Exchange-Traded Funds — 4.7%
Vanguard Short-Term Inflation-Protected Securities ETF	235,000	11,305,850

Total Exchange-Traded Funds (Cost $11,907,450)		11,305,850

	Principal Amount	Value

Short-Term Investments — 3.1%
Repurchase Agreements — 3.1%
Fixed Income Clearing Corp., 0.83%, dated 9/30/2022, proceeds at maturity value of $7,310,988, due 10/3/2022(6)	$7,310,483	7,310,483

Total Repurchase Agreements (Cost $7,310,483)		7,310,483

Total Investments — 98.2% (Cost $254,053,670)		233,954,076

Assets in excess of other liabilities(7) — 1.8%		4,342,875

Total Net Assets — 100.0%		$238,296,951

(1)	TBA - To be announced.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2022, the aggregate market value of these securities amounted to $35,622,843, representing 14.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2022.
(4)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(5)	Non–income–producing security.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	12/31/2023	$7,786,400	$7,456,693

(7)	Assets in excess of other liabilities include net unrealized depreciation on futures contracts and centrally cleared swap contracts as follows:

Open futures contracts at September 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 5-Year Treasury Note	December 2022	83	Long	$9,107,384	$8,923,149	$(184,235)
U.S. 10-Year Treasury Note	December 2022	6	Long	670,707	672,375	1,668
U.S. Long Bond	December 2022	198	Long	26,976,855	25,028,438	(1,948,417)
U.S. Ultra Long Bond	December 2022	140	Long	20,694,550	19,180,000	(1,514,550)

Total				$57,449,496	$53,803,962	$(3,645,534)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2022	82	Short	$(16,845,607)	$(16,842,031)	$3,576
U.S. Ultra 10-Year Treasury Note	December 2022	151	Short	(18,808,854)	(17,891,141)	917,713

Total				$(35,654,461)	$(34,733,172)	$921,289

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

Centrally cleared credit default swap agreements — buy protection(8):

Reference Entity	Implied Credit Spread at 9/30/22(9)	Notional Amount(10)		Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments	Value	Unrealized Depreciation
CDX.NA.HY.S39	6.10%	USD	38,050,000	12/20/2027	(5.00)%	Quarterly	$1,804,282	$1,561,547	$(242,735)

(8)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(9)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(10)

The notional amount represents the maximum potential amount the Fund could be required to pay as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Legend:

CLO – Collateralized Loan Obligation

H15T1Y – 1-year Constant Maturity Treasury Rate

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$28,722,783	$—	$28,722,783
Asset-Backed Securities	—	37,150,816	—	37,150,816
Corporate Bonds & Notes	—	69,777,815	—	69,777,815
Non-Agency Mortgage-Backed Securities	—	16,567,193	—	16,567,193
U.S. Government Securities	—	63,055,356	—	63,055,356
Common Stocks	63,780	—	—	63,780
Exchange-Traded Funds	11,305,850	—	—	11,305,850
Repurchase Agreements	—	7,310,483	—	7,310,483

Total	$11,369,630	$222,584,446	$—	$233,954,076

Other Financial Instruments
Futures Contracts
Assets	$922,957	$—	$—	$922,957
Liabilities	(3,647,202)	—	—	(3,647,202)
Swap Contracts
Liabilities	—	(242,735)	—	(242,735)

Total	$(2,724,245)	$(242,735)	$—	$(2,966,980)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 11.0%
Federal Home Loan Mortgage Corp.
3.00% due 3/1/2052	$2,209,807	$1,922,383
3.50% due 6/1/2052	3,912,467	3,520,578
4.00% due 10/1/2037	500,000	482,795
4.00% due 6/1/2052	732,815	679,666
Federal National Mortgage Association
3.00% due 5/1/2052	4,803,739	4,177,752
3.00% due 5/1/2052	4,898,317	4,260,005
3.50% due 5/1/2052	4,674,552	4,207,074
3.50% due 6/1/2052	4,513,088	4,060,881
4.00% due 6/1/2052	3,501,163	3,247,197
Freddie Mac Multifamily Structured Pass-Through Certificates
K073 A2
3.35% due 1/25/2028	1,325,000	1,248,846
K103 A2
2.651% due 11/25/2029	1,573,000	1,398,058
Uniform Mortgage-Backed Security
4.50% due 10/13/2052(1)	500,000	475,773

Total Agency Mortgage–Backed Securities (Cost $32,103,412)		29,681,008

Asset–Backed Securities — 17.0%
American Express Credit Account Master Trust
2017-7 B
2.54% due 5/15/2025	2,306,000	2,303,979
American Tower Trust I
13 2A
3.07% due 3/15/2048(2)	1,500,000	1,489,590
AmeriCredit Automobile Receivables Trust
2019-3 B
2.13% due 7/18/2025	683,574	682,133
Ares XXXIIR CLO Ltd.
2014-32RA B
4.705% (LIBOR 3 Month + 1.80%) due 5/15/2030(2)(3)	1,200,000	1,094,520
Ares XXXIV CLO Ltd.
2015-2A BR2
4.34% (LIBOR 3 Month + 1.60%) due 4/17/2033(2)(3)	450,000	423,585
Battalion CLO XX Ltd.
2021-20A D
5.612% (LIBOR 3 Month + 3.10%) due 7/15/2034(2)(3)	2,000,000	1,649,400
BlueMountain CLO Ltd.
2014-2A BR2
4.46% (LIBOR 3 Month + 1.75%) due 10/20/2030(2)(3)	800,000	753,188
Capital One Prime Auto Receivables Trust
2022-2 A2A
3.74% due 9/15/2025	1,500,000	1,490,984
Carlyle U.S. CLO Ltd.
2017-3A BR
4.71% (LIBOR 3 Month + 2.00%) due 7/20/2029(2)(3)	3,000,000	2,743,287
CarMax Auto Owner Trust
2020-4 B
0.85% due 6/15/2026	1,400,000	1,287,552
CIFC Funding Ltd.
2013-4A BRR
4.369% (LIBOR 3 Month + 1.60%) due 4/27/2031(2)(3)	800,000	760,320

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
DB Master Finance LLC
2021-1A A2II
2.493% due 11/20/2051(2)	$1,042,125	$848,541
Dell Equipment Finance Trust
2020-2 A3
0.57% due 10/23/2023(2)	950,538	938,525
Elmwood CLO IX Ltd.
2021-2A C
4.61% (LIBOR 3 Month + 1.90%) due 7/20/2034(2)(3)	3,000,000	2,708,088
Ford Credit Auto Owner Trust
2020-1 A
2.04% due 8/15/2031(2)	1,100,000	1,023,402
Ford Credit Floorplan Master Owner Trust
2020-2 A
1.06% due 9/15/2027	1,500,000	1,343,549
GLS Auto Receivables Issuer Trust
2019-4A B
2.78% due 9/16/2024(2)	444,798	444,433
GM Financial Consumer Automobile Receivables Trust
2020-A A3
0.38% due 8/18/2025	1,192,913	1,164,138
Golden Credit Card Trust
2018-4A A
3.44% due 8/15/2025(2)	1,590,000	1,578,108
ICG U.S. CLO Ltd.
2018-2A B
4.509% (LIBOR 3 Month + 1.75%) due 7/22/2031(2)(3)	1,300,000	1,226,945
Master Credit Card Trust
2021-1A A
0.53% due 11/21/2025(2)	1,590,000	1,477,670
Neuberger Berman CLO XVI-S Ltd.
2017-16SA BR
3.912% (LIBOR 3 Month + 1.40%) due 4/15/2034(2)(3)	1,000,000	936,781
Neuberger Berman CLO XVII Ltd.
2014-17A BR2
4.259% (LIBOR 3 Month + 1.50%) due 4/22/2029(2)(3)	1,100,000	1,045,550
Octagon Investment Partners 50 Ltd.
2020-4A DR
5.662% (LIBOR 3 Month + 3.15%) due 1/15/2035(2)(3)	1,100,000	954,121
Octagon Loan Funding Ltd.
2014-1A CRR
5.161% (LIBOR 3 Month + 2.20%) due 11/18/2031(2)(3)	3,200,000	2,939,520
OHA Credit Funding 3 Ltd.
2019-3A CR
4.66% (LIBOR 3 Month + 1.95%) due 7/2/2035(2)(3)	3,000,000	2,710,743
Oscar U.S. Funding XIV LLC
2022-1A A2
1.60% due 3/10/2025(2)	1,184,720	1,160,281
Riserva CLO Ltd.
2016-3A CRR
4.54% (LIBOR 3 Month + 1.80%) due 1/18/2034(2)(3)	3,000,000	2,676,300

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Santander Drive Auto Receivables Trust
2021-1 B
0.50% due 4/15/2025	$356,132	$355,662
Synchrony Card Funding LLC
2022-A1 A
3.37% due 4/15/2028	1,190,000	1,153,190
Toyota Auto Receivables Owner Trust
2019-C A4
1.88% due 11/15/2024	700,000	692,463
Verizon Master Trust
2022-5 A1A
3.72% due 7/20/2027(3)	1,350,000	1,333,898
Voya CLO Ltd.
2016-3A A3R
4.49% (LIBOR 3 Month + 1.75%) due 10/18/2031(2)(3)	955,000	903,144
World Omni Auto Receivables Trust
2022-C A2
3.73% due 3/16/2026	1,600,000	1,584,475

Total Asset–Backed Securities (Cost $48,792,341)		45,878,065

Corporate Bonds & Notes — 28.0%
Aerospace & Defense — 0.4%
Boeing Co.
5.15% due 5/1/2030	750,000	694,492
5.805% due 5/1/2050	100,000	87,020
Northrop Grumman Corp.
5.25% due 5/1/2050	350,000	334,933

		1,116,445

Agriculture — 0.7%
Cargill, Inc.
2.125% due 11/10/2031(2)	2,300,000	1,791,769

		1,791,769

Apparel — 0.2%
NIKE, Inc.
2.85% due 3/27/2030	750,000	652,703

		652,703

Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc.
3.50% due 6/1/2030	750,000	669,180
PepsiCo, Inc.
1.95% due 10/21/2031	1,400,000	1,114,218

		1,783,398

Building Materials — 0.3%
Cornerstone Building Brands, Inc.
6.125% due 1/15/2029(2)	1,500,000	846,165

		846,165

Commercial Banks — 5.3%
Bank of America Corp.
4.271% (4.271% fixed rate until 7/23/2028; LIBOR 3 Month + 1.31% thereafter) due 7/23/2029(3)	3,900,000	3,558,009

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Credit Suisse Group AG
4.207% (4.207% fixed rate until 6/12/2023; LIBOR 3 Month + 1.24% thereafter) due 6/12/2024(2)(3)	$800,000	$783,488
Goldman Sachs Group, Inc.
4.223% (4.223% fixed rate until 5/1/2028; LIBOR 3 Month + 1.30% thereafter) due 5/1/2029(3)	1,200,000	1,092,756
4.387% (4.387% fixed rate until 6/15/2026; SOFR + 1.51% thereafter) due 6/15/2027(3)	600,000	571,512
Huntington National Bank
4.552% (4.552% fixed rate until 5/17/2027; SOFR + 1.65% thereafter) due 5/17/2028(3)	1,400,000	1,347,010
JPMorgan Chase & Co.
4.203% (4.203% fixed rate until 7/23/2028; LIBOR 3 Month + 1.26% thereafter) due 7/23/2029(3)	3,200,000	2,910,848
Mitsubishi UFJ Financial Group, Inc.
5.354% (5.354% fixed rate until 9/13/2027; H15T1Y + 1.90% thereafter) due 9/13/2028(3)	300,000	292,458
Morgan Stanley
3.772% (3.772% fixed rate until 1/24/2028; LIBOR 3 Month + 1.14% thereafter) due 1/24/2029(3)	3,200,000	2,883,616
UBS Group AG
4.751% (4.751% fixed rate until 5/12/2027; H15T1Y + 1.75% thereafter) due 5/12/2028(2)(3)	1,000,000	938,620

		14,378,317

Computers — 0.3%
Apple, Inc.
2.65% due 2/8/2051	400,000	262,472
2.90% due 9/12/2027	600,000	553,608

		816,080

Cosmetics & Personal Care — 0.7%
Estee Lauder Cos., Inc.
2.60% due 4/15/2030	1,150,000	975,626
GSK Consumer Healthcare Capital U.S. LLC
3.625% due 3/24/2032(2)	1,200,000	1,016,448

		1,992,074

Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45% due 10/29/2026	1,100,000	929,995
3.00% due 10/29/2028	250,000	201,555
Capital One Financial Corp.
4.927% (4.927% fixed rate until 5/10/2027; SOFR + 2.06% thereafter) due 5/10/2028(3)	600,000	571,116

		1,702,666

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — 1.2%
Alabama Power Co.
3.94% due 9/1/2032	$550,000	$495,754
Consumers Energy Co.
3.60% due 8/15/2032	400,000	357,468
4.20% due 9/1/2052	400,000	332,484
Duke Energy Corp.
3.50% due 6/15/2051	950,000	640,746
NextEra Energy Capital Holdings, Inc.
5.00% due 7/15/2032	500,000	477,945
Tampa Electric Co.
5.00% due 7/15/2052	800,000	731,176
Wisconsin Public Service Corp.
2.85% due 12/1/2051	500,000	322,760

		3,358,333

Electronics — 0.4%
Honeywell International, Inc.
1.75% due 9/1/2031	1,400,000	1,093,232

		1,093,232

Entertainment — 0.4%
Affinity Gaming
6.875% due 12/15/2027(2)	500,000	407,320
Warnermedia Holdings, Inc.
4.279% due 3/15/2032(2)	750,000	617,520

		1,024,840

Environmental Control — 0.6%
Waste Management, Inc.
1.50% due 3/15/2031	2,050,000	1,555,848

		1,555,848

Food — 0.6%
Kraft Heinz Foods Co.
3.75% due 4/1/2030	900,000	793,287
Kroger Co.
1.70% due 1/15/2031	1,150,000	864,490

		1,657,777

Healthcare-Products — 0.5%
Abbott Laboratories
4.75% due 11/30/2036	1,400,000	1,367,590

		1,367,590

Healthcare-Services — 0.2%
UnitedHealth Group, Inc.
4.20% due 5/15/2032	600,000	557,862

		557,862

Insurance — 2.0%
Athene Holding Ltd.
3.50% due 1/15/2031	950,000	760,361
Chubb INA Holdings, Inc.
1.375% due 9/15/2030	1,600,000	1,208,432

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Insurance — (continued)
CNA Financial Corp.
2.05% due 8/15/2030	$1,305,000	$998,064
Hartford Financial Services Group, Inc.
2.80% due 8/19/2029	1,200,000	1,012,608
MetLife, Inc.
4.55% due 3/23/2030	500,000	479,300
5.00% due 7/15/2052	250,000	227,925
Willis North America, Inc.
2.95% due 9/15/2029	770,000	633,471

		5,320,161

Internet — 0.4%
Amazon.com, Inc.
1.65% due 5/12/2028	1,200,000	1,019,724

		1,019,724

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.
2.60% due 4/9/2030	500,000	426,645

		426,645

Machinery-Diversified — 1.0%
John Deere Capital Corp.
4.35% due 9/15/2032	2,800,000	2,662,100

		2,662,100

Media — 0.6%
Audacy Capital Corp.
6.75% due 3/31/2029(2)	500,000	121,755
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25% due 1/15/2029	500,000	391,355
3.90% due 6/1/2052	500,000	311,965
Comcast Corp.
1.95% due 1/15/2031	800,000	621,696
2.887% due 11/1/2051	200,000	124,924

		1,571,695

Miscellaneous Manufacturing — 1.2%
Parker-Hannifin Corp.
4.25% due 9/15/2027	2,800,000	2,666,776
4.50% due 9/15/2029	600,000	567,912

		3,234,688

Oil & Gas — 2.0%
BP Capital Markets America, Inc.
3.06% due 6/17/2041	450,000	321,826
3.633% due 4/6/2030	700,000	629,678
Cenovus Energy, Inc.
2.65% due 1/15/2032	400,000	309,124
3.75% due 2/15/2052	400,000	271,056
CITGO Petroleum Corp.
7.00% due 6/15/2025(2)	250,000	238,805
Hess Corp.
4.30% due 4/1/2027	2,300,000	2,160,827
Marathon Oil Corp.
4.40% due 7/15/2027	1,250,000	1,167,600
PBF Holding Co. LLC / PBF Finance Corp.
6.00% due 2/15/2028	250,000	215,770

		5,314,686

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Oil & Gas Services — 0.1%
TechnipFMC PLC
6.50% due 2/1/2026(2)	$300,000	$287,916

		287,916

Pharmaceuticals — 1.7%
AbbVie, Inc.
4.25% due 11/21/2049	900,000	722,178
Bristol Myers Squibb Co.
2.95% due 3/15/2032	2,100,000	1,802,703
3.70% due 3/15/2052	300,000	230,298
Pfizer, Inc.
1.75% due 8/18/2031	750,000	586,357
3.45% due 3/15/2029	1,300,000	1,197,508

		4,539,044

Pipelines — 0.7%
Kinder Morgan, Inc.
4.80% due 2/1/2033	1,350,000	1,211,260
ONEOK, Inc.
6.35% due 1/15/2031	850,000	834,037

		2,045,297

Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.
3.65% due 3/15/2027	500,000	458,265
Essex Portfolio LP
1.70% due 3/1/2028	900,000	729,927
Kimco Realty Corp.
4.60% due 2/1/2033	1,000,000	904,230
Mid-America Apartments LP
3.95% due 3/15/2029	800,000	728,528
Prologis LP
2.25% due 4/15/2030	700,000	572,026
Simon Property Group LP
2.20% due 2/1/2031	1,300,000	998,309

		4,391,285

Retail — 0.7%
AutoZone, Inc.
3.75% due 6/1/2027	1,000,000	938,400
O’Reilly Automotive, Inc.
4.70% due 6/15/2032	900,000	843,516

		1,781,916

Semiconductors — 0.4%
Broadcom, Inc.
4.15% due 4/15/2032(2)	950,000	799,311
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.65% due 2/15/2032	250,000	186,965

		986,276

Software — 0.2%
Microsoft Corp.
3.50% due 2/12/2035	700,000	629,664

		629,664

Telecommunications — 1.8%
AT&T, Inc.
2.55% due 12/1/2033	800,000	595,336
3.50% due 9/15/2053	300,000	199,887
T-Mobile USA, Inc.
2.70% due 3/15/2032	750,000	587,048
3.40% due 10/15/2052	400,000	264,336
3.50% due 4/15/2031	500,000	421,960

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Telecommunications — (continued)
Verizon Communications, Inc.
2.355% due 3/15/2032	$1,550,000	$1,191,965
Vodafone Group PLC
4.375% due 5/30/2028	1,200,000	1,130,808
4.875% due 6/19/2049	500,000	394,545

		4,785,885

Transportation — 0.3%
Kansas City Southern
3.50% due 5/1/2050	300,000	209,880
Union Pacific Corp.
2.80% due 2/14/2032	900,000	749,277

		959,157

Total Corporate Bonds & Notes (Cost $86,440,382)		75,651,238

Non–Agency Mortgage–Backed Securities — 9.8%
BANK
2019-BN24 AS
3.283% due 11/15/2062(3)(4)	1,413,000	1,183,345
2022-BNK43 AS
4.83% due 8/15/2055(3)(4)	1,100,000	1,012,700
2022-BNK43 B
5.328% due 8/15/2055(3)(4)	500,000	471,054
BB-UBS Trust
2012-SHOW A
3.43% due 11/5/2036(2)	2,500,000	2,340,975
Bear Stearns Asset-Backed Securities Trust
2005-SD1 1M4
5.109% due 8/25/2043(3)(4)	578,967	581,775
Citigroup Commercial Mortgage Trust
2014-GC21 A5
3.855% due 5/10/2047	1,330,000	1,302,370
2016-C3 AS
3.366% due 11/15/2049(3)(4)	1,125,000	1,010,916
Commercial Mortgage Trust
2013-LC6 AM
3.282% due 1/10/2046	2,500,000	2,487,902
2014-CR18 AM
4.103% due 7/15/2047	1,550,000	1,495,213
Freddie Mac STACR REMIC Trust
2022-DNA1 M1A
3.281% due 1/25/2042(2)(3)(4)	821,611	797,803
Grace Trust
2020-GRCE C
2.769% due 12/10/2040(2)(3)(4)	1,100,000	833,803
GS Mortgage Securities Corp. II
2005-ROCK A
5.366% due 5/3/2032(2)	1,800,000	1,820,597
GS Mortgage Securities Trust
2013-GC16 A4
4.271% due 11/10/2046	750,000	742,745
Jackson Park Trust
2019-LIC B
2.914% due 10/14/2039(2)	680,000	561,671
Life Mortgage Trust
2021-BMR C
3.918% due 3/15/2038(2)(3)(4)	1,474,455	1,399,141

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
Morgan Stanley Capital I Trust
2020-L4 AS
2.88% due 2/15/2053	$750,000	$608,746
NYC Commercial Mortgage Trust
2021-909 C
3.312% due 4/10/2043(2)(3)(4)	580,000	438,562
ONE Park Mortgage Trust
2021-PARK B
3.768% due 3/15/2036(2)(3)(4)	500,000	475,358
SLG Office Trust
2021-OVA A
2.585% due 7/15/2041(2)	1,800,000	1,446,217
Stack Infrastructure Issuer LLC
2021-1A A2
1.877% due 3/26/2046(2)	1,250,000	1,079,079
Wells Fargo Commercial Mortgage Trust
2018-AUS A
4.194% due 8/17/2036(2)(3)(4)	2,000,000	1,844,646
2021-SAVE A
3.968% due 2/15/2040(2)(3)(4)	1,181,728	1,132,144
WFRBS Commercial Mortgage Trust
2014-C19 AS
4.271% due 3/15/2047	1,500,000	1,459,787

Total Non–Agency Mortgage–Backed Securities (Cost $29,523,506)		26,526,549

U.S. Government Securities — 24.4%
U.S. Treasury Bond
2.25% due 8/15/2049	5,900,000	4,313,453
U.S. Treasury Note
0.25% due 10/31/2025	4,500,000	3,984,258
0.625% due 5/15/2030	700,000	551,469
0.875% due 11/15/2030	2,200,000	1,753,125
1.25% due 5/31/2028	1,100,000	944,195
1.50% due 9/30/2024	4,150,000	3,933,098
1.625% due 5/15/2031	3,580,000	3,005,522
1.875% due 2/15/2032	19,570,000	16,591,691
2.25% due 3/31/2024	2,200,000	2,133,656
2.50% due 4/30/2024	22,200,000	21,579,094
2.75% due 4/30/2027	3,300,000	3,114,633
2.75% due 7/31/2027	650,000	612,117
3.00% due 6/30/2024	3,300,000	3,227,812

Total U.S. Government Securities (Cost $72,042,729)		65,744,123

	Shares	Value

Exchange–Traded Funds — 4.8%
Vanguard Short-Term Inflation-Protected Securities ETF	270,000	12,989,700

Total Exchange–Traded Funds (Cost $13,720,900)		12,989,700

	Principal Amount	Value

Short–Term Investments — 3.4%
Repurchase Agreements — 3.4%
Fixed Income Clearing Corp., 0.83%, dated 9/30/2022, proceeds at maturity value of $9,278,040, due 10/3/2022(5)	$9,277,398	9,277,398

Total Repurchase Agreements (Cost $9,277,398)		9,277,398

Total Investments — 98.4% (Cost $291,900,668)		265,748,081

Assets in excess of other liabilities(6) — 1.6%		4,393,930

Total Net Assets — 100.0%		$270,142,011

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

(1)	TBA — To be announced.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2022, the aggregate market value of these securities amounted to $54,505,155, representing 20.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2022.
(4)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	12/31/2023	$9,881,400	$9,462,982

(6)	Assets in excess of other liabilities include net unrealized depreciation on futures contracts and centrally cleared swap contracts as follows:

Open futures contracts at September 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2022	149	Long	$17,408,475	$16,697,313	$(711,162)
U.S. Long Bond	December 2022	279	Long	37,863,985	35,267,344	(2,596,641)
U.S. Ultra Long Bond	December 2022	112	Long	16,547,090	15,344,000	(1,203,090)

Total				$71,819,550	$67,308,657	$(4,510,893)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2022	56	Short	$(11,505,677)	$(11,501,875)	$3,802
U.S. Ultra 10-Year Treasury Note	December 2022	279	Short	(34,859,920)	(33,057,141)	1,802,779

Total				$(46,365,597)	$(44,559,016)	$1,806,581

Centrally cleared credit default swap agreements — buy protection(7):

Reference Entity	Implied Credit Spread at 9/30/22(8)	Notional Amount(9)		Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments	Value	Unrealized Depreciation
CDX.NA.HY.S39	6.10%	USD	40,100,000	12/20/2027	(5.00)%	Quarterly	$1,894,775	$1,645,677	$(249,098)

(7)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(8)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(9)

The notional amount represents the maximum potential amount the Fund could be required to pay as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Legend:

CLO – Collateralized Loan Obligation

H15T1Y – 1-year Constant Maturity Treasury Rate

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$29,681,008	$—	$29,681,008
Asset–Backed Securities	—	45,878,065	—	45,878,065
Corporate Bonds & Notes	—	75,651,238	—	75,651,238
Non–Agency Mortgage–Backed Securities	—	26,526,549	—	26,526,549
U.S. Government Securities	—	65,744,123	—	65,744,123
Exchange–Traded Funds	12,989,700	—	—	12,989,700
Repurchase Agreements	—	9,277,398	—	9,277,398

Total	$12,989,700	$252,758,381	$—	$265,748,081

Other Financial Instruments
Futures Contracts
Assets	$1,806,581	$—	$—	$1,806,581
Liabilities	(4,510,893)	—	—	(4,510,893)
Swap Contracts
Liabilities	—	(249,098)	—	(249,098)

Total	$(2,704,312)	$(249,098)	$—	$(2,953,410)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 22.1%
Fannie Mae ACES
2019-M4 A2
3.61% due 2/25/2031	$7,764,000	$7,245,300
2021-M4 A2
1.514% due 2/25/2031(1)(2)	1,000,000	788,157
Freddie Mac Multifamily Structured Pass-Through Certificates
K026 A2
2.51% due 11/25/2022	1,784,155	1,778,023
K048 A2
3.284% due 6/25/2025(1)(2)	2,045,000	1,981,890
K053 A2
2.995% due 12/25/2025	2,225,000	2,124,494
K058 A2
2.653% due 8/25/2026	1,500,000	1,398,575
K082 A2
3.92% due 9/25/2028(1)(2)	3,385,000	3,272,617
K124 A2
1.658% due 12/25/2030	4,200,000	3,370,304
K730 A2
3.59% due 1/25/2025(1)(2)	3,878,177	3,798,682
Uniform Mortgage-Backed Security
2.00% due 10/18/2037(3)	2,000,000	1,759,922
2.50% due 10/18/2037(3)	1,100,000	995,199
2.50% due 10/13/2052(3)	7,900,000	6,628,384
3.00% due 10/18/2037(3)	1,200,000	1,113,937
3.00% due 10/13/2052(3)	4,500,000	3,909,375
3.50% due 10/13/2052(3)	3,300,000	2,965,746
4.00% due 10/13/2052(3)	2,900,000	2,687,711
4.50% due 10/13/2052(3)	1,150,000	1,094,277

Total Agency Mortgage–Backed Securities (Cost $51,354,016)		46,912,593

Asset–Backed Securities — 6.1%
AmeriCredit Automobile Receivables Trust
2019-2 C
2.74% due 4/18/2025	1,500,000	1,482,253
BlueMountain CLO Ltd.
2014-2A BR2
4.46% (LIBOR 3 Month + 1.75%) due 10/20/2030(2)(4)	600,000	564,891
Enterprise Fleet Financing LLC
2020-1 A2
1.78% due 12/22/2025(4)	441,808	438,904
Ford Credit Auto Lease Trust
2021-B A3
0.37% due 10/15/2024	1,600,000	1,552,994
Honda Auto Receivables Owner Trust
2021-2 A3
0.33% due 8/15/2025	1,000,000	964,673
Hyundai Auto Lease Securitization Trust
2021-A B
0.61% due 10/15/2025(4)	2,000,000	1,940,796
NextGear Floorplan Master Owner Trust
2022-1A A2
2.80% due 3/15/2027(4)	1,750,000	1,656,791
Nissan Auto Receivables Owner Trust
2019-C A4
1.95% due 5/15/2026	1,600,000	1,565,685

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Toyota Lease Owner Trust
2021-A A4
0.50% due 8/20/2025(4)	$1,000,000	$964,472
Verizon Owner Trust
2020-A B
1.98% due 7/22/2024	1,000,000	985,022
Voya CLO Ltd.
2016-3A A3R
4.49% (LIBOR 3 Month + 1.75%) due 10/18/2031(2)(4)	925,000	874,772

Total Asset–Backed Securities (Cost $13,275,318)		12,991,253

Non–Agency Mortgage–Backed Securities — 11.4%
BAMLL Commercial Mortgage Securities Trust
2015-200P A
3.218% due 4/14/2033(4)	1,450,000	1,353,664
BB-UBS Trust
2012-SHOW A
3.43% due 11/5/2036(4)	1,000,000	936,390
Citigroup Commercial Mortgage Trust
2014-GC21 A5
3.855% due 5/10/2047	1,700,000	1,664,683
2019-PRM B
3.644% due 5/10/2036(4)	1,309,824	1,291,119
CityLine Commercial Mortgage Trust
2016-CLNE C
2.871% due 11/10/2031(1)(2)(4)	1,000,000	962,316
Commercial Mortgage Trust
2013-WWP B
3.726% due 3/10/2031(4)	3,075,000	3,071,166
2013-WWP C
3.544% due 3/10/2031(4)	3,500,000	3,494,632
2013-WWP D
3.898% due 3/10/2031(4)	1,767,000	1,764,405
2014-UBS3 A4
3.819% due 6/10/2047	1,550,000	1,514,259
2015-CR23 A4
3.497% due 5/10/2048	2,500,000	2,387,552
GS Mortgage Securities Corp. II
2005-ROCK A
5.366% due 5/3/2032(4)	1,700,000	1,719,453
GS Mortgage Securities Trust
2013-GC16 A4
4.271% due 11/10/2046	1,410,000	1,396,360
Hudson Yards Mortgage Trust
2016-10HY A
2.835% due 8/10/2038(4)	600,000	537,568
ONE Park Mortgage Trust
2021-PARK A
3.518% due 3/15/2036(1)(2)(4)	500,000	479,528
Wells Fargo Commercial Mortgage Trust
2021-SAVE A
3.968% due 2/15/2040(1)(2)(4)	636,315	609,616
WFRBS Commercial Mortgage Trust
2014-C19 AS
4.271% due 3/15/2047	1,000,000	973,191

Total Non–Agency Mortgage–Backed Securities (Cost $25,581,003)		24,155,902

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

U.S. Government Agencies — 9.9%
Federal Farm Credit Banks Funding Corp.
0.125% due 4/13/2023	$5,500,000	$5,385,545
0.50% due 7/2/2025	4,100,000	3,687,130
1.21% due 3/3/2025	3,800,000	3,521,270
Federal Home Loan Bank
0.875% due 6/12/2026	3,000,000	2,642,730
1.25% due 6/9/2028	5,500,000	4,661,635
Federal National Mortgage Association
0.50% due 11/7/2025	1,300,000	1,158,430

Total U.S. Government Agencies (Cost $23,285,422)		21,056,740

U.S. Government Securities — 38.2%
U.S. Treasury Inflation-Indexed Note
0.125% due 4/15/2027	535,163	493,401
U.S. Treasury Note
0.375% due 1/31/2026	3,000,000	2,642,578
0.875% due 11/15/2030	500,000	398,438
1.375% due 11/15/2031	15,300,000	12,436,031
1.50% due 9/30/2024	16,900,000	16,016,711
1.625% due 11/30/2026	25,300,000	22,888,594
2.00% due 4/30/2024	2,400,000	2,314,406
2.00% due 8/15/2025	2,650,000	2,489,551
2.75% due 7/31/2027	22,500,000	21,188,672

Total U.S. Government Securities (Cost $89,046,424)		80,868,382

	Shares	Value

Exchange–Traded Funds — 9.3%
iShares MBS ETF	54,000	4,945,320
Vanguard Mortgage-Backed Securities ETF	110,000	4,959,900
Vanguard Short-Term Inflation-Protected Securities ETF	204,700	9,848,117

Total Exchange–Traded Funds (Cost $20,370,717)		19,753,337

	Principal Amount	Value

Short–Term Investments — 1.6%
Repurchase Agreements — 1.6%
Fixed Income Clearing Corp., 0.83%, dated 9/30/2022, proceeds at maturity value of $3,318,943, due 10/3/2022(5)	$3,318,714	3,318,714

Total Repurchase Agreements (Cost $3,318,714)		3,318,714

Total Investments — 98.6% (Cost $226,231,614)		209,056,921

Assets in excess of other liabilities(6) — 1.4%		2,964,614

Total Net Assets — 100.0%		$212,021,535

(1)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2022.
(3)	TBA — To be announced.
(4)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2022, the aggregate market value of these securities amounted to $22,660,483, representing 10.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	12/31/2023	$3,534,800	$3,385,122

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

(6)	Assets in excess of other liabilities include net unrealized depreciation on futures contracts as follows:

Open futures contracts at September 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2022	40	Long	$4,504,505	$4,482,500	$(22,005)
U.S. Long Bond	December 2022	148	Long	18,847,358	18,708,125	(139,233)
U.S. Ultra 10-Year Treasury Note	December 2022	173	Long	20,908,076	20,497,797	(410,279)
U.S. Ultra Long Bond	December 2022	22	Long	3,046,197	3,014,000	(32,197)

Total				$47,306,136	$46,702,422	$(603,714)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	December 2022	325	Short	$(66,773,667)	$(66,751,953)	$21,714
U.S. 5-Year Treasury Note	December 2022	200	Short	(21,488,410)	(21,501,563)	(13,153)

Total				$(88,262,077)	$(88,253,516)	$8,561

Legend:

CLO – Collateralized Loan Obligation

LIBOR – London Interbank Offered Rate

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$46,912,593	$—	$46,912,593
Asset–Backed Securities	—	12,991,253	—	12,991,253
Non–Agency Mortgage–Backed Securities	—	24,155,902	—	24,155,902
U.S. Government Agencies	—	21,056,740	—	21,056,740
U.S. Government Securities	—	80,868,382	—	80,868,382
Exchange–Traded Funds	19,753,337	—	—	19,753,337
Repurchase Agreements	—	3,318,714	—	3,318,714

Total	$19,753,337	$189,303,584	$—	$209,056,921

Other Financial Instruments
Futures Contracts
Assets	$21,714	$—	$—	$21,714
Liabilities	(616,867)	—	—	(616,867)

Total	$(595,153)	$—	$—	$(595,153)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — 99.7%
Aerospace & Defense — 1.9%
Curtiss-Wright Corp.	2,388	$332,314
General Dynamics Corp.	1,735	368,115
Howmet Aerospace, Inc.	16,191	500,787
L3Harris Technologies, Inc.	1,043	216,767
Northrop Grumman Corp.	1,090	512,649
Raytheon Technologies Corp.	12,216	1,000,002

		2,930,634

Auto Components — 0.4%
Aptiv PLC(1)	7,435	581,491

		581,491

Banks — 4.2%
Bank OZK	3,877	153,374
First Interstate BancSystem, Inc., Class A	11,984	483,554
JPMorgan Chase & Co.	19,959	2,085,716
PNC Financial Services Group, Inc.	6,451	963,908
Regions Financial Corp.	16,557	332,299
Truist Financial Corp.	37,972	1,653,301
United Community Banks, Inc.	12,076	399,716
Wells Fargo & Co.	9,583	385,428

		6,457,296

Beverages — 1.8%
Coca-Cola Co.	4,974	278,643
Coca-Cola Europacific Partners PLC	6,704	285,725
Constellation Brands, Inc., Class A	2,558	587,521
PepsiCo, Inc.	9,791	1,598,479

		2,750,368

Biotechnology — 1.5%
Biogen, Inc.(1)	1,324	353,508
Vertex Pharmaceuticals, Inc.(1)	6,782	1,963,660

		2,317,168

Building Products — 0.8%
AZEK Co., Inc.(1)	14,893	247,522
Johnson Controls International PLC	12,620	621,156
Masco Corp.	8,756	408,818

		1,277,496

Capital Markets — 3.3%
Charles Schwab Corp.	12,603	905,777
CME Group, Inc.	3,436	608,619
Invesco Ltd.	17,162	235,119
KKR & Co., Inc.	6,154	264,622
Moody’s Corp.	2,606	633,545
Morgan Stanley	14,665	1,158,681
Northern Trust Corp.	2,703	231,269
Raymond James Financial, Inc.	9,363	925,252

		4,962,884

Chemicals — 2.5%
Air Products and Chemicals, Inc.	1,845	429,387
Ashland, Inc.	5,015	476,275
Avient Corp.	8,210	248,763
Axalta Coating Systems Ltd.(1)	13,013	274,054
Chemours Co.	4,037	99,512
Diversey Holdings Ltd.(1)	49,623	241,168
DuPont de Nemours, Inc.	7,532	379,613
Element Solutions, Inc.	16,698	271,676
FMC Corp.	2,387	252,306
International Flavors & Fragrances, Inc.	2,175	197,555
Linde PLC	2,209	595,524
Sherwin-Williams Co.	1,891	387,182

		3,853,015

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Commercial Services & Supplies — 0.4%
GFL Environmental, Inc.	24,874	$629,063

		629,063

Communications Equipment — 0.3%
Motorola Solutions, Inc.	1,959	438,757

		438,757

Construction & Engineering — 0.2%
API Group Corp.(1)	18,021	239,139

		239,139

Construction Materials — 0.3%
Vulcan Materials Co.	2,459	387,809

		387,809

Consumer Finance — 0.2%
SLM Corp.	21,466	300,309

		300,309

Containers & Packaging — 0.2%
Ball Corp.	4,980	240,634

		240,634

Distributors — 0.6%
LKQ Corp.	18,319	863,741

		863,741

Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.(1)	4,434	255,620
Grand Canyon Education, Inc.(1)	2,192	180,292

		435,912

Diversified Financial Services — 0.2%
Voya Financial, Inc.	5,574	337,227

		337,227

Electric Utilities — 2.7%
American Electric Power Co., Inc.	3,119	269,638
Constellation Energy Corp.	3,038	252,731
Duke Energy Corp.	4,242	394,591
Evergy, Inc.	5,221	310,127
Exelon Corp.	9,116	341,485
NextEra Energy, Inc.	13,086	1,026,073
PG&E Corp.(1)	55,575	694,688
PPL Corp.	6,725	170,479
Southern Co.	5,651	384,268
Xcel Energy, Inc.	4,893	313,152

		4,157,232

Electrical Equipment — 2.0%
AMETEK, Inc.	7,176	813,830
Eaton Corp. PLC	7,143	952,590
Generac Holdings, Inc.(1)	655	116,682
Regal Rexnord Corp.	3,105	435,818
Sensata Technologies Holding PLC	17,689	659,446

		2,978,366

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	3,845	257,461
TE Connectivity Ltd.	1,542	170,175
Zebra Technologies Corp., Class A(1)	1,390	364,194

		791,830

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Energy Equipment & Services — 0.5%
Cactus, Inc., Class A	9,221	$354,363
Schlumberger NV	11,366	408,039

		762,402

Entertainment — 1.7%
Electronic Arts, Inc.	6,269	725,386
ROBLOX Corp., Class A(1)	4,661	167,050
Take-Two Interactive Software, Inc.(1)	2,607	284,163
Walt Disney Co.(1)	10,586	998,577
Warner Bros Discovery, Inc.(1)	25,804	296,746
Warner Music Group Corp., Class A	4,645	107,811

		2,579,733

Equity Real Estate Investment Trusts (REITs) — 3.2%
AvalonBay Communities, Inc.	3,126	575,778
Broadstone Net Lease, Inc.	21,599	335,432
Empire State Realty Trust, Inc., Class A	42,814	280,860
Equinix, Inc.	845	480,670
Extra Space Storage, Inc.	2,562	442,483
Innovative Industrial Properties, Inc.	1,966	173,991
Rayonier, Inc.	20,398	611,328
SBA Communications Corp.	2,939	836,586
STORE Capital Corp.	27,017	846,443
Sun Communities, Inc.	1,814	245,489

		4,829,060

Food Products — 1.2%
Archer-Daniels-Midland Co.	6,244	502,330
J.M. Smucker Co.	2,045	281,003
Mondelez International, Inc., Class A	17,548	962,157
Oatly Group AB, ADR(1)	47,935	126,069

		1,871,559

Health Care Equipment & Supplies — 3.7%
Align Technology, Inc.(1)	625	129,444
Becton Dickinson and Co.	5,222	1,163,618
Boston Scientific Corp.(1)	39,023	1,511,361
Envista Holdings Corp.(1)	10,065	330,233
IDEXX Laboratories, Inc.(1)	583	189,941
Medtronic PLC	15,718	1,269,229
QuidelOrtho Corp.(1)	7,026	502,218
STERIS PLC	3,755	624,381

		5,720,425

Health Care Providers & Services — 2.9%
Cigna Corp.	8,079	2,241,680
Humana, Inc.	2,316	1,123,700
McKesson Corp.	3,242	1,101,859

		4,467,239

Hotels, Restaurants & Leisure — 2.2%
Booking Holdings, Inc.(1)	260	427,235
International Game Technology PLC	13,951	220,426
Las Vegas Sands Corp.(1)	2,514	94,325
Marriott International, Inc., Class A	2,959	414,674
Starbucks Corp.	17,722	1,493,256
Wendy’s Co.	38,224	714,406

		3,364,322

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Household Products — 1.2%
Colgate-Palmolive Co.	9,421	$661,825
Kimberly-Clark Corp.	4,444	500,128
Procter & Gamble Co.	5,671	715,964

		1,877,917

Industrial Conglomerates — 0.6%
Honeywell International, Inc.	5,351	893,457

		893,457

Insurance — 3.8%
Aon PLC, Class A	5,441	1,457,481
Arthur J Gallagher & Co.	5,549	950,100
Chubb Ltd.	5,691	1,035,079
Hartford Financial Services Group, Inc.	7,868	487,344
MetLife, Inc.	7,577	460,530
Primerica, Inc.	3,484	430,100
Reinsurance Group of America, Inc.	3,492	439,328
Willis Towers Watson PLC	2,761	554,795

		5,814,757

Interactive Media & Services — 3.6%
Alphabet, Inc., Class A(1)	58,206	5,567,404

		5,567,404

Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.(1)	43,489	4,914,257
Vivid Seats, Inc., Class A	21,121	161,787

		5,076,044

IT Services — 4.5%
Accenture PLC, Class A	5,235	1,346,966
Amdocs Ltd.	6,050	480,673
Block, Inc.(1)	4,185	230,133
Fidelity National Information Services, Inc.	7,423	560,956
Fiserv, Inc.(1)	7,273	680,535
Gartner, Inc.(1)	802	221,905
Global Payments, Inc.	4,367	471,854
PayPal Holdings, Inc.(1)	2,638	227,053
Thoughtworks Holding, Inc.(1)	19,741	207,083
Visa, Inc., Class A	13,691	2,432,206

		6,859,364

Life Sciences Tools & Services — 1.6%
ICON PLC(1)	4,105	754,417
Maravai LifeSciences Holdings, Inc., Class A(1)	53,925	1,376,705
Oxford Nanopore Technologies PLC (United Kingdom)(1)	23,572	66,543
Syneos Health, Inc.(1)	6,350	299,403

		2,497,068

Machinery — 1.4%
Dover Corp.	3,870	451,165
Ingersoll Rand, Inc.	15,832	684,892
PACCAR, Inc.	6,122	512,350
Westinghouse Air Brake Technologies Corp.	5,784	470,529

		2,118,936

Media — 0.5%
Altice USA, Inc., Class A(1)	25,702	149,843
Cable One, Inc.	96	81,893
Liberty Broadband Corp., Class C(1)	7,174	529,441

		761,177

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	20,719	$583,861
Dominion Energy, Inc.	3,345	231,173

		815,034

Multiline Retail — 1.8%
Dollar General Corp.	5,105	1,224,485
Dollar Tree, Inc.(1)	4,829	657,227
Target Corp.	6,316	937,231

		2,818,943

Oil, Gas & Consumable Fuels — 4.2%
Cheniere Energy, Inc.	2,627	435,846
ConocoPhillips	10,323	1,056,456
Diamondback Energy, Inc.	5,486	660,843
Enterprise Products Partners LP	13,660	324,835
Exxon Mobil Corp.	34,164	2,982,859
Hess Corp.	4,607	502,117
Valero Energy Corp.	4,247	453,792

		6,416,748

Pharmaceuticals — 5.5%
Eli Lilly and Co.	5,882	1,901,945
Johnson & Johnson	15,565	2,542,699
Merck & Co., Inc.	26,661	2,296,045
Organon & Co.	20,422	477,875
Zoetis, Inc.	7,884	1,169,118

		8,387,682

Professional Services — 0.9%
CACI International, Inc., Class A(1)	701	183,003
Clarivate PLC(1)	54,084	507,849
Dun & Bradstreet Holdings, Inc.	12,317	152,607
Equifax, Inc.	1,181	202,459
Jacobs Solutions, Inc.	787	85,382
Leidos Holdings, Inc.	2,133	186,573

		1,317,873

Road & Rail — 1.2%
Canadian Pacific Railway Ltd.	15,152	1,010,941
CSX Corp.	19,131	509,650
Saia, Inc.(1)	1,724	327,560

		1,848,151

Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices, Inc.(1)	7,748	490,913
Analog Devices, Inc.	5,356	746,305
Applied Materials, Inc.	9,450	774,239
Broadcom, Inc.	3,064	1,360,447
Enphase Energy, Inc.(1)	926	256,937
Lam Research Corp.	1,712	626,592
Marvell Technology, Inc.	6,158	264,240
Monolithic Power Systems, Inc.	1,038	377,209
NXP Semiconductors NV	4,934	727,814
Texas Instruments, Inc.	6,410	992,140

		6,616,836

Software — 10.5%
Adobe, Inc.(1)	3,070	844,864
Atlassian Corp. PLC, Class A(1)	4,102	863,840
Black Knight, Inc.(1)	4,897	316,983
Cadence Design Systems, Inc.(1)	7,499	1,225,562
Check Point Software Technologies Ltd.(1)	1,995	223,480
Elastic NV(1)	3,085	221,318

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Software — (continued)
Five9, Inc.(1)	2,045	$153,334
Intuit, Inc.	1,131	438,059
Microsoft Corp.	37,719	8,784,755
Nice Ltd., ADR(1)	2,526	475,494
Rapid7, Inc.(1)	5,122	219,734
Salesforce, Inc.(1)	8,507	1,223,647
ServiceNow, Inc.(1)	2,879	1,087,139

		16,078,209

Specialty Retail — 1.7%
Home Depot, Inc.	6,923	1,910,332
Ross Stores, Inc.	7,173	604,469

		2,514,801

Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.	71,842	9,928,564

		9,928,564

Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.(1)	1,448	404,803
NIKE, Inc., Class B	3,438	285,766
On Holding AG, Class A(1)	9,156	146,954
Skechers USA, Inc., Class A(1)	4,646	147,371

		984,894

Tobacco — 0.4%
Philip Morris International, Inc.	7,660	635,857

		635,857

Wireless Telecommunication Services — 1.4%
T-Mobile US, Inc.(1)	15,908	2,134,376

		2,134,376

Total Common Stocks (Cost $173,316,252)		152,489,203

	Principal Amount	Value

Short–Term Investments — 0.4%
Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., 0.83%, dated 9/30/2022, proceeds at maturity value of $607,708, due 10/3/2022(2)	$607,666	607,666

Total Repurchase Agreements (Cost $607,666)		607,666

Total Investments — 100.1% (Cost $173,923,918)		153,096,869

Liabilities in excess of other assets — (0.1)%		(159,314)

Total Net Assets — 100.0%		$152,937,555

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	12/31/2023	$647,300	$619,891
Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$152,422,660	$66,543	*	$—	$152,489,203
Repurchase Agreements	—	607,666		—	607,666

Total	$152,422,660	$674,209		$—	$153,096,869

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — 62.6%
Aerospace & Defense — 1.4%
Boeing Co.(1)	3,390	$410,461
General Dynamics Corp.	3,640	772,299
Lockheed Martin Corp.	2,001	772,966
Raytheon Technologies Corp.	11,654	953,997

		2,909,723

Air Freight & Logistics — 0.1%
FedEx Corp.	1,851	274,818

		274,818

Airlines — 0.2%
JetBlue Airways Corp.(1)	50,097	332,143

		332,143

Automobiles — 0.7%
Ford Motor Co.	19,892	222,791
Tesla, Inc.(1)	4,677	1,240,574

		1,463,365

Beverages — 1.4%
Constellation Brands, Inc., Class A	9,115	2,093,533
Monster Beverage Corp.(1)	10,561	918,385

		3,011,918

Biotechnology — 1.3%
Alkermes PLC(1)	3,509	78,356
Alnylam Pharmaceuticals, Inc.(1)	484	96,877
Apellis Pharmaceuticals, Inc.(1)	1,001	68,368
Ascendis Pharma A/S, ADR(1)	836	86,325
Biogen, Inc.(1)	747	199,449
Blueprint Medicines Corp.(1)	486	32,023
Celldex Therapeutics, Inc.(1)	1,250	35,138
Genmab A/S, ADR(1)	2,701	86,783
Horizon Therapeutics PLC(1)	1,251	77,424
Incyte Corp.(1)	1,695	112,955
Karuna Therapeutics, Inc.(1)	522	117,414
Mirati Therapeutics, Inc.(1)	493	34,431
Moderna, Inc.(1)	998	118,014
Myovant Sciences Ltd.(1)	8,493	152,534
PTC Therapeutics, Inc.(1)	1,179	59,186
Regeneron Pharmaceuticals, Inc.(1)	551	379,567
REVOLUTION Medicines, Inc.(1)	1,830	36,088
Sarepta Therapeutics, Inc.(1)	492	54,386
Seagen, Inc.(1)	1,243	170,080
Syndax Pharmaceuticals, Inc.(1)	1,308	31,431
United Therapeutics Corp.(1)	337	70,561
Vertex Pharmaceuticals, Inc.(1)	1,923	556,785

		2,654,175

Building Products — 0.5%
AZEK Co., Inc.(1)	9,456	157,159
Builders FirstSource, Inc.(1)	6,692	394,293
Fortune Brands Home & Security, Inc.	1,905	102,279
Johnson Controls International PLC	8,106	398,977

		1,052,708

Capital Markets — 4.0%
Ares Management Corp., Class A	25,620	1,587,159
Charles Schwab Corp.	23,502	1,689,089
CME Group, Inc.	2,296	406,691
Goldman Sachs Group, Inc.	4,112	1,205,022
Morgan Stanley	23,517	1,858,078
S&P Global, Inc.	5,407	1,651,027

		8,397,066

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Chemicals — 1.7%
Cabot Corp.	7,201	$460,072
Celanese Corp.	4,004	361,721
FMC Corp.	6,601	697,726
Ingevity Corp.(1)	2,802	169,885
Linde PLC	3,622	976,455
Livent Corp.(1)	7,140	218,841
PPG Industries, Inc.	5,437	601,822

		3,486,522

Commercial Services & Supplies — 0.3%
Aurora Innovation, Inc.(1)	19,829	43,822
Clean Harbors, Inc.(1)	1,570	172,668
Waste Connections, Inc.	2,613	353,095

		569,585

Communications Equipment — 0.4%
Arista Networks, Inc.(1)	8,393	947,486

		947,486

Construction & Engineering — 0.2%
Fluor Corp.(1)	15,356	382,211

		382,211

Consumer Finance — 0.1%
OneMain Holdings, Inc.	5,666	167,260

		167,260

Containers & Packaging — 0.1%
Ball Corp.	3,631	175,450

		175,450

Diversified Financial Services — 0.5%
Equitable Holdings, Inc.	30,526	804,360
Voya Financial, Inc.	3,606	218,163

		1,022,523

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	36,810	564,665

		564,665

Electric Utilities — 1.8%
Duke Energy Corp.	13,128	1,221,167
Edison International	14,824	838,742
Exelon Corp.	21,783	815,991
FirstEnergy Corp.	25,220	933,140

		3,809,040

Electrical Equipment — 0.1%
AMETEK, Inc.	646	73,263
Emerson Electric Co.	1,984	145,268

		218,531

Energy Equipment & Services — 0.3%
Schlumberger NV	15,459	554,978

		554,978

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — 0.1%
Electronic Arts, Inc.	1,620	$187,450

		187,450

Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	3,144	675,017
AvalonBay Communities, Inc.	1,866	343,699
Rexford Industrial Realty, Inc.	11,895	618,540
Ryman Hospitality Properties, Inc.	6,658	489,962
Welltower, Inc.	9,992	642,685

		2,769,903

Food & Staples Retailing — 1.7%
Performance Food Group Co.(1)	60,830	2,612,649
Sysco Corp.	13,633	963,989

		3,576,638

Food Products — 1.2%
Archer-Daniels-Midland Co.	8,192	659,047
Hershey Co.	5,662	1,248,301
Kellogg Co.	7,564	526,908

		2,434,256

Health Care Equipment & Supplies — 1.8%
Align Technology, Inc.(1)	1,336	276,699
Baxter International, Inc.	9,555	514,632
Boston Scientific Corp.(1)	19,732	764,220
Dexcom, Inc.(1)	3,850	310,079
Edwards Lifesciences Corp.(1)	6,765	558,992
Inari Medical, Inc.(1)	1,137	82,592
Insulet Corp.(1)	1,301	298,449
Stryker Corp.	3,627	734,613
Teleflex, Inc.	1,319	265,726

		3,806,002

Health Care Providers & Services — 2.8%
agilon health, Inc.(1)	33,129	775,881
Centene Corp.(1)	10,254	797,864
Elevance Health, Inc.	1,872	850,337
HCA Healthcare, Inc.	3,265	600,074
Humana, Inc.	3,284	1,593,364
Laboratory Corp. of America Holdings	373	76,394
McKesson Corp.	1,307	444,210
UnitedHealth Group, Inc.	1,491	753,015

		5,891,139

Hotels, Restaurants & Leisure — 1.3%
Airbnb, Inc., Class A(1)	13,197	1,386,213
Hyatt Hotels Corp., Class A(1)	4,758	385,208
Starbucks Corp.	11,013	927,955

		2,699,376

Household Durables — 0.1%
D.R. Horton, Inc.	1,050	70,717
Lennar Corp., Class A	972	72,463

		143,180

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	28,340	640,484

		640,484

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	5,131	$856,723

		856,723

Insurance — 2.4%
Allstate Corp.	3,419	425,768
American International Group, Inc.	20,205	959,334
Assurant, Inc.	2,105	305,793
Assured Guaranty Ltd.	8,368	405,430
Chubb Ltd.	5,273	959,053
Hartford Financial Services Group, Inc.	7,630	472,602
Marsh & McLennan Cos., Inc.	4,777	713,158
MetLife, Inc.	6,803	413,486
Trupanion, Inc.(1)	6,929	411,791

		5,066,415

Interactive Media & Services — 4.0%
Alphabet, Inc., Class A(1)	43,217	4,133,706
Bumble, Inc., Class A(1)	18,997	408,246
Cargurus, Inc.(1)	27,463	389,151
Match Group, Inc.(1)	5,343	255,128
Meta Platforms, Inc., Class A(1)	23,350	3,168,128

		8,354,359

Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc.(1)	53,326	6,025,838
Etsy, Inc.(1)	13,101	1,311,803

		7,337,641

IT Services — 2.4%
Block, Inc.(1)	6,043	332,305
FleetCor Technologies, Inc.(1)	1,532	269,892
Genpact Ltd.	7,596	332,477
Global Payments, Inc.	9,763	1,054,892
GoDaddy, Inc., Class A(1)	7,476	529,899
Okta, Inc.(1)	788	44,814
PayPal Holdings, Inc.(1)	7,988	687,527
Snowflake, Inc., Class A(1)	431	73,253
VeriSign, Inc.(1)	3,956	687,157
Visa, Inc., Class A	4,097	727,832
WEX, Inc.(1)	2,379	301,990

		5,042,038

Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	6,349	771,721
Danaher Corp.	5,975	1,543,282
ICON PLC(1)	1,278	234,871
Illumina, Inc.(1)	2,386	455,225
NanoString Technologies, Inc.(1)	5,491	70,120
Syneos Health, Inc.(1)	8,872	418,315
Waters Corp.(1)	749	201,878

		3,695,412

Machinery — 1.3%
Caterpillar, Inc.	2,112	346,537
Flowserve Corp.	9,880	240,084
Fortive Corp.	3,645	212,503
Ingersoll Rand, Inc.	7,068	305,762
Kennametal, Inc.	6,488	133,523
Middleby Corp.(1)	2,482	318,118
PACCAR, Inc.	4,422	370,077
Westinghouse Air Brake Technologies Corp.	8,694	707,257

		2,633,861

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Media — 1.1%
Charter Communications, Inc., Class A(1)	2,233	$677,381
New York Times Co., Class A	12,499	359,346
Omnicom Group, Inc.	20,535	1,295,553

		2,332,280

Oil, Gas & Consumable Fuels — 3.0%
BP PLC, ADR	37,117	1,059,690
ConocoPhillips	14,431	1,476,869
EOG Resources, Inc.	1,928	215,415
Marathon Petroleum Corp.	6,806	676,040
Pioneer Natural Resources Co.	1,502	325,228
Shell PLC, ADR	50,130	2,494,469

		6,247,711

Pharmaceuticals — 3.7%
Aclaris Therapeutics, Inc.(1)	2,094	32,960
AstraZeneca PLC, ADR	15,243	835,926
Bristol Myers Squibb Co.	16,376	1,164,170
Elanco Animal Health, Inc.(1)	14,667	182,018
Eli Lilly and Co.	6,987	2,259,246
GSK PLC, ADR	5,137	151,182
Intra-Cellular Therapies, Inc.(1)	2,493	115,999
Novartis AG, ADR	7,807	593,410
Pfizer, Inc.	42,033	1,839,364
Royalty Pharma PLC, Class A	1,332	53,520
Zoetis, Inc.	3,573	529,840

		7,757,635

Professional Services — 0.3%
Science Applications International Corp.	4,196	371,052
TriNet Group, Inc.(1)	3,239	230,682

		601,734

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.(1)	11,407	722,748
Intel Corp.	5,056	130,293
KLA Corp.	1,757	531,721
Marvell Technology, Inc.	9,688	415,712
Micron Technology, Inc.	11,619	582,112
NVIDIA Corp.	2,470	299,833
ON Semiconductor Corp.(1)	10,441	650,788
Teradyne, Inc.	5,375	403,931
Texas Instruments, Inc.	7,807	1,208,367

		4,945,505

Software — 5.5%
Adobe, Inc.(1)	947	260,614
Ceridian HCM Holding, Inc.(1)	7,727	431,785
Guidewire Software, Inc.(1)	2,177	134,060
HashiCorp, Inc., Class A(1)	5,941	191,241
HubSpot, Inc.(1)	153	41,328
Microsoft Corp.	35,714	8,317,791
Palo Alto Networks, Inc.(1)	1,095	179,350
Qualtrics International, Inc., Class A(1)	6,962	70,873
Rapid7, Inc.(1)	908	38,953
Salesforce, Inc.(1)	5,827	838,156
SentinelOne, Inc., Class A(1)	2,692	68,807
ServiceNow, Inc.(1)	1,370	517,326

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Software — (continued)
UiPath, Inc., Class A(1)	4,594	$57,930
Varonis Systems, Inc.(1)	954	25,300
Workday, Inc., Class A(1)	1,626	247,510

		11,421,024

Specialty Retail — 0.6%
TJX Cos., Inc.	19,927	1,237,865

		1,237,865

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	33,445	4,622,099

		4,622,099

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	13,816	1,148,386

		1,148,386

Tobacco — 0.6%
Philip Morris International, Inc.	14,572	1,209,622

		1,209,622

Trading Companies & Distributors — 0.1%
United Rentals, Inc.(1)	235	63,478
WESCO International, Inc.(1)	2,011	240,073

		303,551

Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.(1)	12,378	1,660,756

		1,660,756

Total Common Stocks (Cost $148,069,490)		130,617,212

	Principal Amount	Value

Agency Mortgage–Backed Securities — 10.1%
Federal Home Loan Mortgage Corp.
2.00% due 4/1/2052	$1,379,625	1,121,376
2.50% due 7/1/2041	415,245	357,043
2.50% due 2/1/2042	603,725	519,666
3.00% due 10/1/2051	323,591	283,086
4.50% due 7/1/2052	749,994	714,214
Federal National Mortgage Association
2.00% due 2/1/2051	427,242	347,745
2.50% due 2/1/2041	73,094	62,870
2.50% due 5/1/2051	1,305,475	1,099,631
3.50% due 4/1/2050	367,666	332,959
3.50% due 7/1/2051	589,843	533,981
4.50% due 8/1/2052	1,499,996	1,429,947
Freddie Mac Multifamily Structured Pass-Through Certificates
K1522 A2
2.361% due 10/25/2036	500,000	379,499
Government National Mortgage Association
2.00% due 10/20/2052(2)	700,000	581,337
2.50% due 10/20/2052(2)	1,147,000	983,073
3.00% due 10/20/2052(2)	1,100,000	969,987
3.50% due 10/20/2052(2)	700,000	635,080
4.00% due 10/20/2052(2)	725,000	676,097
4.50% due 10/20/2052(2)	200,000	191,166

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — (continued)
Uniform Mortgage-Backed Security
2.00% due 10/13/2052(2)	$3,175,000	$2,566,784
2.50% due 10/18/2037(2)	525,000	474,992
2.50% due 10/13/2052(2)	2,500,000	2,097,590
3.00% due 10/13/2052(2)	1,625,000	1,411,720
3.50% due 10/18/2037(2)	75,000	70,863
3.50% due 10/13/2052(2)	545,000	489,798
4.00% due 10/13/2052(2)	850,000	787,774
4.50% due 10/13/2052(2)	1,365,000	1,298,859
5.00% due 10/13/2052(2)	710,000	691,646

Total Agency Mortgage–Backed Securities (Cost $22,138,967)		21,108,783

Asset–Backed Securities — 0.2%
New Economy Assets Phase 1 Sponsor LLC
2021-1 A1
1.91% due 10/20/2061(3)	235,000	200,991
Vantage Data Centers Issuer LLC
2021-1A A2
2.165% due 10/15/2046(3)	200,000	173,039

Total Asset–Backed Securities (Cost $397,876)		374,030

Corporate Bonds & Notes — 8.9%
Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc.
3.85% due 12/15/2025(3)	420,000	400,101
Raytheon Technologies Corp.
3.95% due 8/16/2025	88,000	85,827

		485,928

Agriculture — 0.2%
BAT Capital Corp.
3.557% due 8/15/2027	526,000	461,870

		461,870

Airlines — 0.0%
United Airlines Pass-Through Trust
2016-1 AA
3.10% due 7/7/2028	44,170	37,573

		37,573

Auto Manufacturers — 0.1%
Hyundai Capital America
0.80% due 4/3/2023(3)	221,000	216,262

		216,262

Commercial Banks — 2.2%
Bank of America Corp.
1.734% (1.734% fixed rate until 7/22/2026; SOFR + 0.96% thereafter) due 7/22/2027(4)	256,000	219,617
2.299% (2.299% fixed rate until 7/21/2031; SOFR + 1.22% thereafter) due 7/21/2032(4)	185,000	138,430
Barclays PLC
2.894% (2.894% fixed rate until 11/24/2031; H15T1Y + 1.30% thereafter) due 11/24/2032(4)	212,000	153,418
BPCE SA
5.15% due 7/21/2024(3)	353,000	344,210

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Citigroup, Inc.
3.50% due 5/15/2023	$176,000	$174,712
Credit Suisse Group AG
3.091% (3.091% fixed rate until 5/14/2031; SOFR + 1.73% thereafter) due 5/14/2032(3)(4)	544,000	382,492
6.442% (6.442% fixed rate until 8/11/2027; SOFR + 3.70% thereafter) due 8/11/2028(3)(4)	330,000	306,949
Danske Bank A/S
1.621% (1.621% fixed rate until 9/11/2025; H15T1Y + 1.35% thereafter) due 9/11/2026(3)(4)	256,000	221,248
Goldman Sachs Group, Inc.
1.431% (1.431% fixed rate until 3/9/2026; SOFR + 0.80% thereafter) due 3/9/2027(4)	291,000	250,464
3.50% due 1/23/2025	500,000	480,555
HSBC Holdings PLC
1.589% (1.589% fixed rate until 5/24/2026; SOFR + 1.29% thereafter) due 5/24/2027(4)	291,000	243,253
2.099% (2.099% fixed rate until 6/4/2025; SOFR + 1.93% thereafter) due 6/4/2026(4)	445,000	398,809
2.206% (2.206% fixed rate until 8/17/2028; SOFR + 1.29% thereafter) due 8/17/2029(4)	250,000	194,257
Morgan Stanley
1.928% (1.928% fixed rate until 4/28/2031; SOFR + 1.02% thereafter) due 4/28/2032(4)	123,000	90,447
2.511% (2.511% fixed rate until 10/20/2031; SOFR + 1.20% thereafter) due 10/20/2032(4)	644,000	492,943
4.35% due 9/8/2026	268,000	255,932
PNC Financial Services Group, Inc.
3.90% due 4/29/2024	29,000	28,577
UBS Group AG
1.494% (1.494% fixed rate until 8/10/2026; H15T1Y + 0.85% thereafter) due 8/10/2027(3)(4)	226,000	189,856
Wells Fargo & Co.
3.00% due 2/19/2025	88,000	83,625

		4,649,794

Computers — 0.1%
Kyndryl Holdings, Inc.
3.15% due 10/15/2031	309,000	204,351

		204,351

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Diversified Financial Services — 0.6%
Aviation Capital Group LLC
1.95% due 9/20/2026(3)	$241,000	$195,193
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027(3)	328,000	259,382
Capital One Financial Corp.
4.20% due 10/29/2025	62,000	59,489
Intercontinental Exchange, Inc.
4.00% due 9/15/2027	234,000	221,891
4.35% due 6/15/2029	590,000	557,727

		1,293,682

Electric — 1.6%
Alabama Power Co.
20-A
1.45% due 9/15/2030	18,000	13,768
American Transmission Systems, Inc.
2.65% due 1/15/2032(3)	171,000	134,933
Appalachian Power Co.
3.40% due 6/1/2025	118,000	113,294
Consolidated Edison Co. of New York, Inc.
3.20% due 12/1/2051	123,000	81,724
4.50% due 5/15/2058	155,000	122,070
Duke Energy Corp.
2.65% due 9/1/2026	41,000	37,195
3.75% due 4/15/2024	132,000	129,759
4.50% due 8/15/2032	560,000	506,498
5.00% due 8/15/2052	45,000	38,438
Enel Finance International NV
5.00% due 6/15/2032(3)	385,000	329,002
Georgia Power Co.
4.75% due 9/1/2040	38,000	31,725
5.125% due 5/15/2052	505,000	456,283
ITC Holdings Corp.
4.95% due 9/22/2027(3)	70,000	68,275
Mid-Atlantic Interstate Transmission LLC
4.10% due 5/15/2028(3)	235,000	217,685
Niagara Mohawk Power Corp.
1.96% due 6/27/2030(3)	197,000	152,208
Oglethorpe Power Corp.
4.50% due 4/1/2047(3)	255,000	199,790
Oncor Electric Delivery Co. LLC
3.70% due 11/15/2028	172,000	159,482
Pacific Gas and Electric Co.
5.90% due 6/15/2032	115,000	104,952
Pennsylvania Electric Co.
3.60% due 6/1/2029(3)	34,000	30,248
Southern California Edison Co.
3.70% due 8/1/2025	26,000	25,005
4.00% due 4/1/2047	29,000	21,196
4.65% due 10/1/2043	12,000	9,856
Southern Co.
2.95% due 7/1/2023	171,000	168,750
Texas Electric Market Stabilization Funding LLC
4.265% due 8/1/2034(3)	215,000	208,017

		3,360,153

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Gas — 0.2%
Boston Gas Co.
3.15% due 8/1/2027(3)	$35,000	$31,141
CenterPoint Energy Resources Corp.
3.60% (LIBOR 3 Month + 0.50%) due 3/2/2023(4)	4,000	3,992
KeySpan Gas East Corp.
2.742% due 8/15/2026(3)	162,000	144,705
Southern California Gas Co.
2.95% due 4/15/2027	165,000	150,671

		330,509

Healthcare-Services — 0.5%
Aetna, Inc.
2.80% due 6/15/2023	123,000	121,339
Bon Secours Mercy Health, Inc.
2.095% due 6/1/2031	200,000	155,510
CommonSpirit Health
2.782% due 10/1/2030	165,000	131,503
3.91% due 10/1/2050	35,000	24,946
Elevance Health, Inc.
2.375% due 1/15/2025	430,000	405,632
3.50% due 8/15/2024	44,000	42,989
Kaiser Foundation Hospitals
3.002% due 6/1/2051	100,000	66,076
Sutter Health
2.294% due 8/15/2030	50,000	40,221
UnitedHealth Group, Inc.
4.20% due 5/15/2032	75,000	69,733
4.75% due 5/15/2052	10,000	8,942

		1,066,891

Insurance — 0.9%
Athene Global Funding
1.716% due 1/7/2025(3)	445,000	406,054
2.50% due 3/24/2028(3)	382,000	317,996
CNO Global Funding
2.65% due 1/6/2029(3)	312,000	259,362
Corebridge Financial, Inc.
3.90% due 4/5/2032(3)	465,000	392,413
Equitable Financial Life Global Funding
1.40% due 8/27/2027(3)	162,000	134,536
Five Corners Funding Trust II
2.85% due 5/15/2030(3)	100,000	83,028
Liberty Mutual Group, Inc.
5.50% due 6/15/2052(3)	360,000	313,830
Northwestern Mutual Life Insurance Co.
3.625% due 9/30/2059(3)	18,000	12,442

		1,919,661

Media — 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25% due 1/15/2029	125,000	97,839
2.80% due 4/1/2031	290,000	220,031
Comcast Corp.
3.95% due 10/15/2025	620,000	603,068

		920,938

Miscellaneous Manufacturing — 0.1%
Eaton Corp.
4.15% due 3/15/2033	90,000	81,308
4.70% due 8/23/2052	20,000	17,565

		98,873

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Oil & Gas — 0.4%
Equinor ASA
3.00% due 4/6/2027	$359,000	$332,154
3.125% due 4/6/2030	24,000	21,091
Hess Corp.
5.60% due 2/15/2041	85,000	74,499
7.30% due 8/15/2031	271,000	286,504

		714,248

Pipelines — 0.2%
Eastern Gas Transmission & Storage, Inc.
3.60% due 12/15/2024	24,000	23,108
Energy Transfer LP
4.95% due 6/15/2028	12,000	11,215
Enterprise Products Operating LLC
3.20% due 2/15/2052	29,000	18,554
Gray Oak Pipeline LLC
2.60% due 10/15/2025(3)	85,000	76,350
3.45% due 10/15/2027(3)	15,000	13,223
Sabine Pass Liquefaction LLC
4.50% due 5/15/2030	385,000	350,839

		493,289

Semiconductors — 0.4%
Broadcom, Inc.
2.60% due 2/15/2033(3)	350,000	250,677
3.419% due 4/15/2033(3)	176,000	135,034
4.30% due 11/15/2032	29,000	24,428
Intel Corp.
4.15% due 8/5/2032	210,000	191,663
QUALCOMM, Inc.
4.25% due 5/20/2032	175,000	165,267

		767,069

Software — 0.1%
Oracle Corp.
3.25% due 11/15/2027	82,000	73,050
3.60% due 4/1/2050	118,000	73,828
3.85% due 4/1/2060	41,000	24,780
3.95% due 3/25/2051	147,000	97,589

		269,247

Telecommunications — 0.4%
AT&T, Inc.
3.65% due 6/1/2051	95,000	64,786
3.85% due 6/1/2060	19,000	12,782
4.30% due 12/15/2042	26,000	20,573
Verizon Communications, Inc.
2.355% due 3/15/2032	402,000	309,142
2.625% due 8/15/2026	440,000	400,224

		807,507

Trucking & Leasing — 0.3%
DAE Funding LLC
1.55% due 8/1/2024(3)	294,000	268,698
Penske Truck Leasing Co. LP / PTL Finance Corp.
2.70% due 11/1/2024(3)	65,000	61,204
3.95% due 3/10/2025(3)	203,000	194,848

		524,750

Total Corporate Bonds & Notes (Cost $20,058,014)		18,622,595

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Municipals — 0.5%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
Series A
6.899% due 12/1/2040	$50,000	$55,403
Dallas Fort Worth International Airport
Series A
4.087% due 11/1/2051	100,000	82,305
Metropolitan Transportation Authority
Series C2
5.175% due 11/15/2049	105,000	95,018
Municipal Electric Authority of Georgia
6.637% due 4/1/2057	150,000	157,620
Regents of the University of California Medical Center Pooled Revenue
3.006% due 5/15/2050	125,000	82,850
State of Illinois
5.10% due 6/1/2033	700,000	665,406

Total Municipals (Cost $1,258,681)		1,138,602

Non–Agency Mortgage–Backed Securities — 1.0%
BX Commercial Mortgage Trust
2021-VOLT A
3.518% due 9/15/2036(3)(4)(5)	425,000	411,755
BXHPP Trust
2021-FILM A
3.468% due 8/15/2036(3)(4)(5)	225,000	216,435
Fannie Mae REMICS
2013-36 Z 3.00% due 4/25/2043	258,899	236,127
2013-83 NZ 3.50% due 8/25/2043	274,059	255,737
2020-27 HC 1.50% due 10/25/2049	447,670	357,672
Freddie Mac Multifamily WI Certificates
K150 A2
3.71% due 11/25/2032	78,000	72,465
Freddie Mac REMICS
5170 DP
2.00% due 7/25/2050	278,000	239,107
Freddie Mac REMICS
3967 ZP
4.00% due 9/15/2041	269,356	257,570

Total Non–Agency Mortgage–Backed Securities (Cost $2,157,630)		2,046,868

U.S. Government Securities — 14.3%
U.S. Treasury Bond
2.25% due 2/15/2052	3,190,000	2,316,239
2.375% due 2/15/2042	5,275,000	4,041,969
2.875% due 5/15/2052	500,000	419,141
3.00% due 8/15/2052	220,000	189,887
3.25% due 5/15/2042	25,000	22,184
3.375% due 8/15/2042	575,000	520,914
U.S. Treasury Note
2.50% due 4/30/2024	4,990,000	4,850,436
2.625% due 4/15/2025	5,640,000	5,415,722
2.625% due 5/31/2027	210,000	197,137
2.75% due 4/30/2027	7,595,000	7,168,375
2.75% due 7/31/2027	195,000	183,635
2.75% due 5/31/2029	150,000	138,961

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

U.S. Government Securities — (continued)
2.75% due 8/15/2032	$1,225,000	$1,120,683
2.875% due 4/30/2029	20,000	18,675
3.125% due 8/15/2025	280,000	271,425
3.125% due 8/31/2027	895,000	858,571
3.25% due 8/31/2024	815,000	800,260
3.25% due 6/30/2027	520,000	501,231
3.25% due 6/30/2029	520,000	497,169
3.50% due 9/15/2025	300,000	293,906

Total U.S. Government Securities (Cost $31,762,018)		29,826,520

Short–Term Investments — 10.6%
U.S. Treasury Bills — 0.3%
U.S. Treasury Bill
3.706% due 4/20/2023(6)	554,300	543,247

Total U.S. Treasury Bills (Cost $548,110)		543,247

Repurchase Agreements — 10.3%
Fixed Income Clearing Corp., 0.83%, dated 9/30/2022, proceeds at maturity value of $21,515,546, due 10/3/2022(7)	21,514,058	21,514,058

Total Repurchase Agreements (Cost $21,514,058)		21,514,058

Total Investments — 108.2% (Cost $247,904,844)		225,791,915

Liabilities in excess of other assets(8) — (8.2)%		(17,126,324)

Total Net Assets — 100.0%		$208,665,591

(1)	Non–income–producing security.
(2)	TBA — To be announced.
(3)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2022, the aggregate market value of these securities amounted to $7,953,612, representing 3.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2022.
(5)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(6)	Interest rate shown reflects the discount rate at time of purchase.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	12/31/2023	$22,914,700	$21,944,400

(8)	Liabilities in excess of other assets include net unrealized depreciation on futures contracts as follows:

Open futures contracts at September 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	December 2022	2	Long	$230,004	$224,125	$(5,879)
U.S. 5-Year Treasury Note	December 2022	15	Long	1,633,993	1,612,617	(21,376)
U.S. Ultra 10-Year Treasury Note	December 2022	2	Long	235,160	236,969	1,809

Total				$2,099,157	$2,073,711	$(25,446)

Legend:

ADR – American Depositary Receipt

H15T1Y – 1-year Constant Maturity Treasury Rate

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$130,617,212	$—	$—	$130,617,212
Agency Mortgage–Backed Securities	—	21,108,783	—	21,108,783
Asset–Backed Securities	—	374,030	—	374,030
Corporate Bonds & Notes	—	18,622,595	—	18,622,595
Municipals	—	1,138,602	—	1,138,602
Non–Agency Mortgage–Backed Securities	—	2,046,868	—	2,046,868
U.S. Government Securities	—	29,826,520	—	29,826,520
U.S. Treasury Bills	—	543,247	—	543,247
Repurchase Agreements	—	21,514,058	—	21,514,058

Total	$130,617,212	$95,174,703	$—	$225,791,915

Other Financial Instruments
Futures Contracts
Assets	$1,809	$—	$—	$1,809
Liabilities	(27,255)	—	—	(27,255)

Total	$(25,446)	$—	$—	$(25,446)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 6.7%
Federal Home Loan Mortgage Corp.
3.00% due 3/1/2052	$2,882,357	$2,507,456
3.50% due 6/1/2052	6,846,818	6,161,012
4.00% due 10/1/2037	500,000	482,795
4.00% due 6/1/2052	3,273,241	3,035,843
Federal National Mortgage Association
3.00% due 5/1/2052	1,552,724	1,350,384
3.00% due 5/1/2052	8,425,106	7,327,209
3.50% due 6/1/2052	5,101,752	4,590,561
4.00% due 6/1/2052	5,092,601	4,723,196
Uniform Mortgage-Backed Security
4.50% due 10/13/2052(1)	500,000	475,773

Total Agency Mortgage–Backed Securities (Cost $33,139,188)		30,654,229

Asset–Backed Securities — 16.3%
Aligned Data Centers Issuer LLC
2021-1A A2
1.937% due 8/15/2046(2)	2,016,000	1,731,612
Ally Auto Receivables Trust
2022-1 A3
3.31% due 11/15/2026	3,850,000	3,741,364
AmeriCredit Automobile Receivables Trust
2020-3 C
1.06% due 8/18/2026	2,625,000	2,455,900
Anchorage Capital CLO 21 Ltd.
2021-21A B
4.46% (LIBOR 3 Month + 1.75%) due 10/20/2034(2)(3)	1,750,000	1,633,975
Ares XXVII CLO Ltd.
2013-2A BR2
4.443% (LIBOR 3 Month + 1.65%) due 10/28/2034(2)(3)	2,000,000	1,848,200
Ares XXVIIIR CLO Ltd.
2018-28RA A2
4.14% (LIBOR 3 Month + 1.40%) due 10/17/2030(2)(3)	2,400,000	2,259,600
BA Credit Card Trust
2020-A1 A1
0.34% due 5/15/2026	3,850,000	3,656,046
Benefit Street Partners CLO XVI Ltd.
2018-16A BR
4.29% (LIBOR 3 Month + 1.55%) due 1/17/2032(2)(3)	2,800,000	2,644,040
BMW Vehicle Owner Trust
2022-A A3
3.21% due 8/25/2026	2,500,000	2,434,116
Canyon Capital CLO Ltd.
2022-1A B
2.381% (SOFR + 1.85%) due 4/15/2035(2)(3)	2,000,000	1,865,200
CarMax Auto Owner Trust
2020-4 B
0.85% due 6/15/2026	2,200,000	2,023,296
Dryden Senior Loan Fund
2017-47A CR
4.562% (LIBOR 3 Month + 2.05%) due 4/15/2028(2)(3)	2,100,000	2,033,430
Exeter Automobile Receivables Trust
2022-2A A3
2.80% due 11/17/2025	2,450,000	2,410,797

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Ford Credit Auto Owner Trust
2020-1 A
2.04% due 8/15/2031(2)	$2,400,000	$2,232,877
Ford Credit Floorplan Master Owner Trust
2020-2 A
1.06% due 9/15/2027	2,600,000	2,328,818
GM Financial Automobile Leasing Trust
2022-2 A3
3.42% due 6/20/2025	2,760,000	2,710,000
GM Financial Consumer Automobile Receivables Trust
2020-4 A4
0.50% due 2/17/2026	3,579,000	3,357,377
Hertz Vehicle Financing III LLC
2022-3A A
3.37% due 3/25/2025(2)	2,140,000	2,090,390
Hyundai Auto Lease Securitization Trust
2022-B A3
3.35% due 6/16/2025(2)	2,800,000	2,742,529
Hyundai Auto Receivables Trust
2022-A A3
2.22% due 10/15/2026	2,650,000	2,541,882
Jamestown CLO XI Ltd.
2018-11A A2
4.183% (LIBOR 3 Month + 1.70%) due 7/14/2031(2)(3)	2,800,000	2,664,200
Master Credit Card Trust
2021-1A A
0.53% due 11/21/2025(2)	3,120,000	2,899,578
Neuberger Berman Loan Advisers CLO 26 Ltd.
2017-26A BR
4.14% (LIBOR 3 Month + 1.40%) due 10/18/2030(2)(3)	1,050,000	991,515
OHA Credit Partners XIV Ltd.
2017-14A B
4.232% (LIBOR 3 Month + 1.50%) due 1/21/2030(2)(3)	2,000,000	1,903,400
Santander Drive Auto Receivables Trust
2022-3 A3
3.40% due 12/15/2026	2,800,000	2,747,203
Synchrony Card Funding LLC
2022-A1 A
3.37% due 4/15/2028	3,100,000	3,004,109
Toyota Auto Loan Extended Note Trust
2021-1A A
1.07% due 2/27/2034(2)	2,175,000	1,921,701
Verizon Owner Trust
2020-C A
0.41% due 4/21/2025	2,800,000	2,742,575
Volkswagen Auto Lease Trust
2020-A A4
0.45% due 7/21/2025	2,400,000	2,347,508
Voya CLO Ltd.
2015-3A A3R
4.41% (LIBOR 3 Month + 1.70%) due 10/20/2031(2)(3)	2,000,000	1,886,800

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
World Omni Auto Receivables Trust
2021-B A4
0.69% due 6/15/2027	$2,800,000	$2,565,850

Total Asset–Backed Securities (Cost $76,751,551)		74,415,888

Corporate Bonds & Notes — 25.3%
Aerospace & Defense — 0.4%
Boeing Co.
5.15% due 5/1/2030	900,000	833,391
5.805% due 5/1/2050	300,000	261,060
Northrop Grumman Corp.
5.25% due 5/1/2050	600,000	574,170

		1,668,621

Agriculture — 0.6%
Cargill, Inc.
2.125% due 11/10/2031(2)	3,600,000	2,804,508

		2,804,508

Apparel — 0.2%
NIKE, Inc.
2.85% due 3/27/2030	1,200,000	1,044,324

		1,044,324

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc.
3.50% due 6/1/2030	1,200,000	1,070,688
PepsiCo, Inc.
1.95% due 10/21/2031	2,100,000	1,671,327

		2,742,015

Commercial Banks — 5.0%
Bank of America Corp.
4.271% (4.271% fixed rate until 7/23/2028; LIBOR 3 Month + 1.31% thereafter) due 7/23/2029(3)	6,500,000	5,930,015
Credit Suisse Group AG
4.207% (4.207% fixed rate until 6/12/2023; LIBOR 3 Month + 1.24% thereafter) due 6/12/2024(2)(3)	800,000	783,488
Goldman Sachs Group, Inc.
4.223% (4.223% fixed rate until 5/1/2028; LIBOR 3 Month + 1.30% thereafter) due 5/1/2029(3)	2,000,000	1,821,260
4.387% (4.387% fixed rate until 6/15/2026; SOFR + 1.51% thereafter) due 6/15/2027(3)	200,000	190,504
Huntington National Bank
4.552% (4.552% fixed rate until 5/17/2027; SOFR + 1.65% thereafter) due 5/17/2028(3)	2,400,000	2,309,160
JPMorgan Chase & Co.
4.203% (4.203% fixed rate until 7/23/2028; LIBOR 3 Month + 1.26% thereafter) due 7/23/2029(3)	5,100,000	4,639,164

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Mitsubishi UFJ Financial Group, Inc.
5.354% (5.354% fixed rate until 9/13/2027; H15T1Y + 1.90% thereafter) due 9/13/2028(3)	$500,000	$487,430
Morgan Stanley
3.772% (3.772% fixed rate until 1/24/2028; LIBOR 3 Month + 1.14% thereafter) due 1/24/2029(3)	5,400,000	4,866,102
UBS Group AG
4.751% (4.751% fixed rate until 5/12/2027; H15T1Y + 1.75% thereafter) due 5/12/2028(2)(3)	1,700,000	1,595,654

		22,622,777

Computers — 0.2%
Apple, Inc.
2.65% due 2/8/2051	500,000	328,090
2.90% due 9/12/2027	700,000	645,876

		973,966

Cosmetics & Personal Care — 0.8%
Estee Lauder Cos., Inc.
2.60% due 4/15/2030	2,300,000	1,951,251
GSK Consumer Healthcare Capital U.S. LLC
3.625% due 3/24/2032(2)	1,900,000	1,609,376

		3,560,627

Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45% due 10/29/2026	1,600,000	1,352,720
3.00% due 10/29/2028	550,000	443,421
Capital One Financial Corp.
4.927% (4.927% fixed rate until 5/10/2027; SOFR + 2.06% thereafter) due 5/10/2028(3)	900,000	856,674

		2,652,815

Electric — 1.2%
Alabama Power Co.
3.94% due 9/1/2032	1,000,000	901,370
Consumers Energy Co.
3.60% due 8/15/2032	700,000	625,569
4.20% due 9/1/2052	600,000	498,726
Duke Energy Corp.
3.50% due 6/15/2051	1,700,000	1,146,599
NextEra Energy Capital Holdings, Inc.
5.00% due 7/15/2032	700,000	669,123
Tampa Electric Co.
5.00% due 7/15/2052	1,300,000	1,188,161
Wisconsin Public Service Corp.
2.85% due 12/1/2051	800,000	516,416

		5,545,964

Electronics — 0.4%
Honeywell International, Inc.
1.75% due 9/1/2031	2,200,000	1,717,936

		1,717,936

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Entertainment — 0.2%
Warnermedia Holdings, Inc.
4.279% due 3/15/2032(2)	$1,200,000	$988,032

		988,032

Environmental Control — 0.5%
Waste Management, Inc.
4.15% due 4/15/2032	2,700,000	2,499,768

		2,499,768

Food — 0.6%
Kraft Heinz Foods Co.
3.75% due 4/1/2030	1,400,000	1,234,002
Kroger Co.
1.70% due 1/15/2031	1,800,000	1,353,114

		2,587,116

Healthcare-Products — 0.4%
Abbott Laboratories
4.75% due 11/30/2036	2,000,000	1,953,700

		1,953,700

Healthcare-Services — 0.3%
UnitedHealth Group, Inc.
2.30% due 5/15/2031	1,700,000	1,367,480

		1,367,480

Insurance — 1.6%
Athene Holding Ltd.
3.50% due 1/15/2031	1,500,000	1,200,570
Chubb INA Holdings, Inc.
1.375% due 9/15/2030	2,300,000	1,737,121
CNA Financial Corp.
2.05% due 8/15/2030	1,400,000	1,070,720
Hartford Financial Services Group, Inc.
2.80% due 8/19/2029	1,900,000	1,603,296
MetLife, Inc.
4.55% due 3/23/2030	400,000	383,440
5.00% due 7/15/2052	300,000	273,510
Willis North America, Inc.
2.95% due 9/15/2029	1,330,000	1,094,178

		7,362,835

Internet — 0.3%
Amazon.com, Inc.
1.65% due 5/12/2028	1,700,000	1,444,609

		1,444,609

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.
2.60% due 4/9/2030	1,000,000	853,290

		853,290

Machinery-Diversified — 0.9%
John Deere Capital Corp.
4.35% due 9/15/2032	4,200,000	3,993,150

		3,993,150

Media — 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25% due 1/15/2029	800,000	626,168
3.90% due 6/1/2052	800,000	499,144
Comcast Corp.
1.95% due 1/15/2031	900,000	699,408
2.887% due 11/1/2051	400,000	249,848

		2,074,568

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Miscellaneous Manufacturing — 1.1%
Parker-Hannifin Corp.
4.25% due 9/15/2027	$4,300,000	$4,095,406
4.50% due 9/15/2029	1,100,000	1,041,172

		5,136,578

Oil & Gas — 1.8%
BP Capital Markets America, Inc.
3.06% due 6/17/2041	200,000	143,034
3.633% due 4/6/2030	2,200,000	1,978,988
Cenovus Energy, Inc.
2.65% due 1/15/2032	400,000	309,124
3.75% due 2/15/2052	700,000	474,348
Hess Corp.
4.30% due 4/1/2027	3,700,000	3,476,113
Marathon Oil Corp.
4.40% due 7/15/2027	2,000,000	1,868,160

		8,249,767

Pharmaceuticals — 1.4%
AbbVie, Inc.
4.25% due 11/21/2049	1,500,000	1,203,630
Bristol Myers Squibb Co.
2.95% due 3/15/2032	3,300,000	2,832,819
3.70% due 3/15/2052	500,000	383,830
Pfizer, Inc.
1.75% due 8/18/2031	2,500,000	1,954,525

		6,374,804

Pipelines — 0.7%
Kinder Morgan, Inc.
4.80% due 2/1/2033	2,300,000	2,063,629
ONEOK, Inc.
6.35% due 1/15/2031	1,300,000	1,275,586

		3,339,215

Real Estate Investment Trusts (REITs) — 1.5%
Essex Portfolio LP
1.70% due 3/1/2028	1,200,000	973,236
Kimco Realty Corp.
4.60% due 2/1/2033	1,800,000	1,627,614
Mid-America Apartments LP
3.95% due 3/15/2029	1,300,000	1,183,858
Prologis LP
2.25% due 4/15/2030	1,600,000	1,307,488
Simon Property Group LP
2.20% due 2/1/2031	2,100,000	1,612,653

		6,704,849

Retail — 0.6%
AutoZone, Inc.
3.75% due 6/1/2027	1,600,000	1,501,440
O’Reilly Automotive, Inc.
4.70% due 6/15/2032	1,400,000	1,312,136

		2,813,576

Semiconductors — 0.4%
Broadcom, Inc.
4.15% due 4/15/2032(2)	1,600,000	1,346,208
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.65% due 2/15/2032	400,000	299,144

		1,645,352

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Software — 0.2%
Microsoft Corp.
3.50% due 2/12/2035	$1,100,000	$989,472

		989,472

Telecommunications — 1.8%
AT&T, Inc.
2.55% due 12/1/2033	1,200,000	893,004
3.50% due 9/15/2053	500,000	333,145
T-Mobile USA, Inc.
2.70% due 3/15/2032	1,300,000	1,017,549
3.40% due 10/15/2052	500,000	330,420
3.50% due 4/15/2031	1,000,000	843,920
Verizon Communications, Inc.
2.355% due 3/15/2032	2,500,000	1,922,525
Vodafone Group PLC
4.375% due 5/30/2028	2,300,000	2,167,382
4.875% due 6/19/2049	800,000	631,272

		8,139,217

Transportation — 0.4%
Kansas City Southern
3.50% due 5/1/2050	500,000	349,800
Union Pacific Corp.
2.80% due 2/14/2032	1,600,000	1,332,048

		1,681,848

Total Corporate Bonds & Notes (Cost $124,673,807)		115,532,779

Non–Agency Mortgage–Backed Securities — 6.3%
Benchmark Mortgage Trust
2018-B3 AS
4.195% due 4/10/2051(3)(4)	2,550,000	2,324,750
Citigroup Commercial Mortgage Trust
2014-GC23 AS
3.863% due 7/10/2047	2,750,000	2,652,210
Commercial Mortgage Trust
2017-COR2 A3
3.51% due 9/10/2050	2,920,000	2,689,339
2019-GC44 AM
3.263% due 8/15/2057	2,415,000	2,027,353
DBGS Mortgage Trust
2018-C1 AM
4.76% due 10/15/2051(3)(4)	2,400,000	2,227,384
DBUBS Mortgage Trust
2017-BRBK A
3.452% due 10/10/2034(2)	1,760,000	1,670,165
Freddie Mac STACR REMIC Trust
2022-DNA1 M1A
3.281% due 1/25/2042(2)(3)(4)	1,391,136	1,350,826
Hilton USA Trust
2016-HHV A
3.719% due 11/5/2038(2)	1,875,000	1,720,259
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9 AS
3.456% due 5/15/2046	2,190,000	2,155,010

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
Wells Fargo Commercial Mortgage Trust
2015-NXS4 A4
3.718% due 12/15/2048	$3,120,000	$2,971,541
2016-LC25 A4
3.64% due 12/15/2059	3,120,000	2,917,177
2018-C43 A4
4.012% due 3/15/2051(3)(4)	3,000,000	2,812,944
WFRBS Commercial Mortgage Trust
2014-C19 AS
4.271% due 3/15/2047	975,000	948,862

Total Non–Agency Mortgage–Backed Securities (Cost $30,011,128)		28,467,820

U.S. Government Securities — 39.2%
U.S. Treasury Bond
2.25% due 2/15/2052	29,000,000	21,056,719
2.375% due 2/15/2042	57,000,000	43,676,250
U.S. Treasury Note
1.625% due 8/15/2029	111,850,000	96,453,148
2.625% due 7/31/2029	19,000,000	17,462,188

Total U.S. Government Securities (Cost $195,851,437)		178,648,305

	Shares	Value

Exchange–Traded Funds — 4.8%
Vanguard Short-Term Inflation-Protected Securities ETF	456,000	21,938,160

Total Exchange–Traded Funds (Cost $23,052,442)		21,938,160

	Principal Amount	Value

Short–Term Investments — 0.6%
Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., 0.83%, dated 9/30/2022, proceeds at maturity value of $2,773,896, due 10/3/2022(5)	$2,773,704	2,773,704

Total Repurchase Agreements (Cost $2,773,704)		2,773,704

Total Investments — 99.2% (Cost $486,253,257)		452,430,885

Assets in excess of other liabilities(6) — 0.8%		3,844,396

Total Net Assets — 100.0%		$456,275,281

(1)	TBA — To be announced.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2022, the aggregate market value of these securities amounted to $47,217,563, representing 10.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2022.
(4)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	12/31/2023	$2,954,300	$2,829,203

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

(6)	Assets in excess of other liabilities include net unrealized appreciation on futures contracts as follows:

Open futures contracts at September 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2022	224	Long	$46,203,090	$46,007,500	$(195,590)
U.S. 10-Year Treasury Note	December 2022	174	Long	20,267,083	19,498,875	(768,208)

Total				$66,470,173	$65,506,375	$(963,798)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2022	739	Short	$(82,033,780)	$(79,448,274)	$2,585,506
U.S. Long Bond	December 2022	1	Short	(135,863)	(126,406)	9,457
U.S. Ultra 10-Year Treasury Note	December 2022	33	Short	(4,000,745)	(3,909,984)	90,761
U.S. Ultra Bond	December 2022	32	Short	(4,590,793)	(4,384,000)	206,793

Total				$(90,761,181)	$(87,868,664)	$2,892,517

Legend:

CLO — Collateralized Loan Obligation

H15T1Y — 1-year Constant Maturity Treasury Rate

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$30,654,229	$—	$30,654,229
Asset–Backed Securities	—	74,415,888	—	74,415,888
Corporate Bonds & Notes	—	115,532,779	—	115,532,779
Non–Agency Mortgage–Backed Securities	—	28,467,820	—	28,467,820
U.S. Government Securities	—	178,648,305	—	178,648,305
Exchange–Traded Funds	21,938,160	—	—	21,938,160
Repurchase Agreements	—	2,773,704	—	2,773,704

Total	$21,938,160	$430,492,725	$—	$452,430,885

Other Financial Instruments
Futures Contracts
Assets	$2,892,517	$—	$—	$2,892,517
Liabilities	(963,798)	—	—	(963,798)

Total	$1,928,719	$—	$—	$1,928,719

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — 99.5%
Aerospace & Defense — 3.5%
General Dynamics Corp.	10,160	$2,155,647
L3Harris Technologies, Inc.	6,374	1,324,709
Raytheon Technologies Corp.	15,715	1,286,430

		4,766,786

Banks — 6.9%
JPMorgan Chase & Co.	23,035	2,407,157
M&T Bank Corp.	13,127	2,314,553
PNC Financial Services Group, Inc.	8,961	1,338,953
Royal Bank of Canada (Canada)	17,045	1,534,648
Truist Financial Corp.	38,442	1,673,765

		9,269,076

Beverages — 1.0%
Keurig Dr Pepper, Inc.	37,713	1,350,880

		1,350,880

Building Products — 1.6%
Johnson Controls International PLC	45,043	2,217,017

		2,217,017

Capital Markets — 6.5%
Ares Management Corp., Class A	36,591	2,266,812
Blackstone, Inc.	19,128	1,601,014
Morgan Stanley	44,058	3,481,023
Raymond James Financial, Inc.	13,659	1,349,782

		8,698,631

Chemicals — 3.0%
Celanese Corp.	7,674	693,269
LyondellBasell Industries NV, Class A	18,758	1,412,102
PPG Industries, Inc.	17,476	1,934,419

		4,039,790

Communications Equipment — 2.0%
Cisco Systems, Inc.	65,756	2,630,240

		2,630,240

Diversified Financial Services — 1.0%
Equitable Holdings, Inc.	50,943	1,342,348

		1,342,348

Electric Utilities — 5.1%
American Electric Power Co., Inc.	20,768	1,795,394
Duke Energy Corp.	14,112	1,312,698
Exelon Corp.	57,833	2,166,424
NextEra Energy, Inc.	19,686	1,543,579

		6,818,095

Electrical Equipment — 2.5%
Eaton Corp. PLC	14,319	1,909,582
Hubbell, Inc.	6,294	1,403,562

		3,313,144

Electronic Equipment, Instruments & Components — 2.4%
Corning, Inc.	54,591	1,584,231
TE Connectivity Ltd.	14,732	1,625,823

		3,210,054

Equity Real Estate Investment Trusts (REITs) — 3.6%
Crown Castle, Inc.	9,946	1,437,694
Gaming and Leisure Properties, Inc.	46,239	2,045,613
Welltower, Inc.	21,308	1,370,531

		4,853,838

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Food Products — 3.4%
Archer-Daniels-Midland Co.	19,080	$1,534,986
Kellogg Co.	20,084	1,399,052
Mondelez International, Inc., Class A	30,493	1,671,931

		4,605,969

Gas Utilities — 1.3%
Atmos Energy Corp.	17,492	1,781,560

		1,781,560

Health Care Equipment & Supplies — 3.1%
Baxter International, Inc.	24,417	1,315,100
Becton Dickinson and Co.	7,340	1,635,572
Medtronic PLC	15,330	1,237,897

		4,188,569

Health Care Providers & Services — 3.4%
Elevance Health, Inc.	4,969	2,257,118
UnitedHealth Group, Inc.	4,522	2,283,791

		4,540,909

Hotels, Restaurants & Leisure — 0.7%
Starbucks Corp.	10,437	879,422

		879,422

Household Durables — 1.1%
Lennar Corp., Class A	19,086	1,422,861

		1,422,861

Household Products — 1.9%
Kimberly-Clark Corp.	10,702	1,204,403
Procter & Gamble Co.	10,355	1,307,319

		2,511,722

Industrial Conglomerates — 2.2%
Honeywell International, Inc.	9,291	1,551,319
Siemens AG, ADR	17,676	865,240
Siemens AG (Reg S) (Germany)	5,431	537,525

		2,954,084

Insurance — 3.8%
Chubb Ltd.	11,923	2,168,555
MetLife, Inc.	47,677	2,897,808

		5,066,363

IT Services — 0.9%
Fidelity National Information Services, Inc.	16,949	1,280,836

		1,280,836

Media — 1.4%
Comcast Corp., Class A	66,183	1,941,147

		1,941,147

Metals & Mining — 1.0%
Rio Tinto PLC, ADR	25,477	1,402,764

		1,402,764

Multi-Utilities — 1.6%
Sempra Energy	14,117	2,116,703

		2,116,703

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 7.9%
ConocoPhillips	34,385	$3,518,961
Coterra Energy, Inc.	86,402	2,256,820
EOG Resources, Inc.	20,599	2,301,526
Phillips 66	13,754	1,110,223
TC Energy Corp. (Canada)	35,321	1,422,710

		10,610,240

Personal Products — 1.7%
Unilever PLC, ADR	52,888	2,318,610

		2,318,610

Pharmaceuticals — 12.8%
AstraZeneca PLC, ADR	29,875	1,638,345
Eli Lilly and Co.	7,496	2,423,832
Johnson & Johnson	24,556	4,011,468
Merck & Co., Inc.	38,651	3,328,624
Pfizer, Inc.	97,467	4,265,156
Roche Holding AG (Switzerland)	4,578	1,492,698

		17,160,123

Road & Rail — 1.0%
Canadian National Railway Co. (Canada)	12,344	1,333,100

		1,333,100

Semiconductors & Semiconductor Equipment — 5.4%
Analog Devices, Inc.	15,658	2,181,786
Broadcom, Inc.	2,995	1,329,810
NXP Semiconductors NV	8,852	1,305,758
QUALCOMM, Inc.	11,312	1,278,030
Texas Instruments, Inc.	7,935	1,228,179

		7,323,563

Specialty Retail — 4.1%
Home Depot, Inc.	6,467	1,784,504
Lowe’s Cos., Inc.	7,926	1,488,582
TJX Cos., Inc.	35,028	2,175,939

		5,449,025

Tobacco — 1.7%
Philip Morris International, Inc.	26,790	2,223,838

		2,223,838

Total Common Stocks (Cost $148,525,595)		133,621,307

	Principal Amount	Value

Short–Term Investments — 0.8%
Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., 0.83%, dated 9/30/2022, proceeds at maturity value of $1,024,410, due 10/3/2022(1)	$1,024,339	1,024,339

Total Repurchase Agreements (Cost $1,024,339)		1,024,339

Total Investments — 100.2% (Cost $149,549,934)		134,645,646

Liabilities in excess of other assets — (0.2)%		(316,183)

Total Net Assets — 100.0%		$134,329,463

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	12/31/2023	$1,091,100	$1,044,898

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$131,591,084	$2,030,223	*	$—	$133,621,307
Repurchase Agreements	—	1,024,339		—	1,024,339

Total	$131,591,084	$3,054,562		$—	$134,645,646

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — 98.2%
Aerospace & Defense — 1.7%
HEICO Corp., Class A	16,366	$1,875,871
Howmet Aerospace, Inc.	23,340	721,906
Spirit AeroSystems Holdings, Inc., Class A	42,030	921,298

		3,519,075

Air Freight & Logistics — 0.7%
Air Transport Services Group, Inc.(1)	58,680	1,413,601

		1,413,601

Airlines — 0.2%
JetBlue Airways Corp.(1)	50,110	332,229

		332,229

Auto Components — 1.3%
Adient PLC(1)	31,054	861,749
Lear Corp.	13,221	1,582,421
Novem Group SA (Luxembourg)	22,343	131,811

		2,575,981

Automobiles — 0.7%
Harley-Davidson, Inc.	42,834	1,494,050

		1,494,050

Banks — 6.6%
Associated Banc-Corp	61,411	1,233,133
Bancorp, Inc.(1)	69,700	1,532,006
BankUnited, Inc.	3,100	105,927
Cadence Bank	13,200	335,412
East West Bancorp, Inc.	40,500	2,719,170
First Horizon Corp.	104,174	2,385,584
PacWest Bancorp	82,901	1,873,563
Pathward Financial, Inc.	26,200	863,552
Pinnacle Financial Partners, Inc.	16,900	1,370,590
Piraeus Financial Holdings SA (Greece)(1)	126,400	126,281
Silvergate Capital Corp., Class A(1)	1,522	114,683
Wintrust Financial Corp.	12,370	1,008,773

		13,668,674

Beverages — 0.5%
Boston Beer Co., Inc., Class A(1)	1,585	512,985
Celsius Holdings, Inc.(1)	5,120	464,282

		977,267

Biotechnology — 1.3%
Exelixis, Inc.(1)	78,000	1,223,040
United Therapeutics Corp.(1)	7,100	1,486,598

		2,709,638

Building Products — 1.8%
Builders FirstSource, Inc.(1)	18,340	1,080,593
Carlisle Cos., Inc.	9,126	2,559,022

		3,639,615

Capital Markets — 0.4%
Lazard Ltd., Class A	9,612	305,950
Patria Investments Ltd., Class A	42,143	549,966

		855,916

Chemicals — 2.2%
Chemours Co.	50,196	1,237,331
RPM International, Inc.	25,153	2,095,497
Valvoline, Inc.	45,270	1,147,142

		4,479,970

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Commercial Services & Supplies — 0.5%
Brink’s Co.	22,646	$1,096,972

		1,096,972

Construction & Engineering — 1.0%
WillScot Mobile Mini Holdings Corp.(1)	53,525	2,158,663

		2,158,663

Construction Materials — 0.9%
Eagle Materials, Inc.	17,417	1,866,754

		1,866,754

Consumer Finance — 1.1%
FirstCash Holdings, Inc.	8,498	623,328
NerdWallet, Inc., Class A(1)	38,700	343,269
OneMain Holdings, Inc.	46,969	1,386,525

		2,353,122

Containers & Packaging — 0.5%
Berry Global Group, Inc.(1)	23,000	1,070,190

		1,070,190

Distributors — 0.6%
LKQ Corp.	25,076	1,182,333

		1,182,333

Diversified Financial Services — 0.4%
Cairo Mezz PLC (Cyprus)(1)	775,200	89,680
Cannae Holdings, Inc.(1)	33,071	683,247

		772,927

Diversified Telecommunication Services — 0.2%
Iridium Communications, Inc.(1)	10,153	450,489

		450,489

Electric Utilities — 1.6%
ALLETE, Inc.	8,933	447,097
IDACORP, Inc.	9,615	951,981
OGE Energy Corp.	35,702	1,301,695
PNM Resources, Inc.	14,526	664,274

		3,365,047

Electrical Equipment — 1.2%
Regal Rexnord Corp.	17,412	2,443,948

		2,443,948

Electronic Equipment, Instruments & Components — 2.6%
Avnet, Inc.	45,211	1,633,021
Cognex Corp.	31,049	1,286,981
Jabil, Inc.	14,100	813,711
Trimble, Inc.(1)	13,283	720,869
TTM Technologies, Inc.(1)	57,345	755,807
Vishay Intertechnology, Inc.	14,028	249,558

		5,459,947

Energy Equipment & Services — 0.3%
Liberty Energy, Inc.(1)	50,479	640,074

		640,074

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — 0.3%
Endeavor Group Holdings, Inc., Class A(1)	8,301	$168,178
Liberty Media Corp-Liberty Formula One, Class C(1)	3,761	220,019
Warner Music Group Corp., Class A	6,378	148,033

		536,230

Equity Real Estate Investment Trusts (REITs) — 7.3%
American Homes 4 Rent, Class A	15,245	500,189
Camden Property Trust	6,800	812,260
CubeSmart	40,779	1,633,607
Douglas Emmett, Inc.	47,840	857,771
EastGroup Properties, Inc.	13,700	1,977,458
Equity LifeStyle Properties, Inc.	10,307	647,692
Gaming and Leisure Properties, Inc.	9,939	439,701
Healthcare Realty Trust, Inc., Class A	83,500	1,740,975
Postal Realty Trust, Inc., Class A	83,558	1,225,796
Ryman Hospitality Properties, Inc.	11,900	875,721
SITE Centers Corp.	95,854	1,026,596
Spirit Realty Capital, Inc.	28,380	1,026,221
Terreno Realty Corp.	14,130	748,749
Ventas, Inc.	39,613	1,591,254

		15,103,990

Food & Staples Retailing — 1.8%
BJ’s Wholesale Club Holdings, Inc.(1)	17,133	1,247,454
Casey’s General Stores, Inc.	1,937	392,281
Grocery Outlet Holding Corp.(1)	7,064	235,160
Performance Food Group Co.(1)	20,382	875,407
Sprouts Farmers Market, Inc.(1)	17,936	497,724
US Foods Holding Corp.(1)	16,329	431,739

		3,679,765

Food Products — 1.4%
Bunge Ltd.	2,315	191,150
Darling Ingredients, Inc.(1)	19,236	1,272,461
Freshpet, Inc.(1)	3,486	174,614
Ingredion, Inc.	9,393	756,324
Nomad Foods Ltd.(1)	8,980	127,516
Post Holdings, Inc.(1)	3,051	249,907
Sovos Brands, Inc.(1)	9,181	130,738

		2,902,710

Gas Utilities — 0.8%
National Fuel Gas Co.	12,858	791,410
ONE Gas, Inc.	6,486	456,549
UGI Corp.	15,523	501,859

		1,749,818

Health Care Equipment & Supplies — 4.0%
Hologic, Inc.(1)	11,800	761,336
Insulet Corp.(1)	4,600	1,055,240
Masimo Corp.(1)	16,000	2,258,560
Penumbra, Inc.(1)	13,600	2,578,560
Tandem Diabetes Care, Inc.(1)	31,600	1,512,060

		8,165,756

Health Care Providers & Services — 4.4%
agilon health, Inc.(1)	56,000	1,311,520
Alignment Healthcare, Inc.(1)	84,400	999,296
Cano Health, Inc.(1)	140,000	1,213,800
Molina Healthcare, Inc.(1)	5,400	1,781,136
Oak Street Health, Inc.(1)	46,500	1,140,180

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Providers & Services — (continued)
Option Care Health, Inc.(1)	38,500	$1,211,595
Privia Health Group, Inc.(1)	21,000	715,260
Surgery Partners, Inc.(1)	26,000	608,400

		8,981,187

Hotels, Restaurants & Leisure — 4.0%
Aramark	24,470	763,464
Brinker International, Inc.(1)	15,100	377,198
Caesars Entertainment, Inc.(1)	36,195	1,167,651
Churchill Downs, Inc.	12,447	2,292,115
Domino’s Pizza, Inc.	3,168	982,714
Planet Fitness, Inc., Class A(1)	6,952	400,852
Vail Resorts, Inc.	3,519	758,837
Wyndham Hotels & Resorts, Inc.	24,485	1,502,155

		8,244,986

Household Durables — 2.0%
Leggett & Platt, Inc.	26,332	874,749
Mohawk Industries, Inc.(1)	9,787	892,476
NVR, Inc.(1)	301	1,200,111
Taylor Morrison Home Corp.(1)	48,349	1,127,499

		4,094,835

Household Products — 0.3%
Energizer Holdings, Inc.	14,061	353,493
Reynolds Consumer Products, Inc.	8,472	220,357

		573,850

Insurance — 4.0%
American Financial Group, Inc.	13,919	1,711,063
Assurant, Inc.	10,324	1,499,768
Globe Life, Inc.	16,400	1,635,080
Primerica, Inc.	14,987	1,850,145
Talanx AG (Germany)	9,563	341,397
Unum Group	29,100	1,129,080

		8,166,533

Interactive Media & Services — 0.2%
TripAdvisor, Inc.(1)	5,623	124,156
Ziff Davis, Inc.(1)	4,126	282,548

		406,704

IT Services — 3.3%
Akamai Technologies, Inc.(1)	13,789	1,107,533
Cyxtera Technologies, Inc.(1)	121,813	496,997
ExlService Holdings, Inc.(1)	2,315	341,138
GoDaddy, Inc., Class A(1)	17,632	1,249,756
Nuvei Corp. (Canada)(1)(2)	7,613	205,736
Repay Holdings Corp.(1)	49,225	347,529
Twilio, Inc., Class A(1)	11,200	774,368
WEX, Inc.(1)	9,370	1,189,428
Wix.com Ltd.(1)	13,475	1,054,149

		6,766,634

Life Sciences Tools & Services — 0.8%
Bruker Corp.	30,000	1,591,800

		1,591,800

Machinery — 5.1%
AGCO Corp.	14,160	1,361,767
Allison Transmission Holdings, Inc.	11,266	380,340
Chart Industries, Inc.(1)	6,620	1,220,397

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — (continued)
Crane Holdings Co.	13,130	$1,149,400
Dover Corp.	6,540	762,433
Esab Corp.	29,370	979,783
Flowserve Corp.	64,005	1,555,322
IDEX Corp.	9,649	1,928,353
ITT, Inc.	18,461	1,206,242

		10,544,037

Marine — 0.6%
Kirby Corp.(1)	20,542	1,248,337

		1,248,337

Media — 0.8%
Cable One, Inc.	669	570,691
Gray Television, Inc.	7,473	107,013
Interpublic Group of Cos., Inc.	10,291	263,450
New York Times Co., Class A	12,755	366,706
Nexstar Media Group, Inc., Class A	2,436	406,447
S4 Capital PLC (United Kingdom)(1)	20,354	32,864

		1,747,171

Metals & Mining — 2.8%
Alcoa Corp.	34,200	1,151,172
Cleveland-Cliffs, Inc.(1)	85,249	1,148,304
Steel Dynamics, Inc.	40,662	2,884,969
Yamana Gold, Inc.	142,833	647,033

		5,831,478

Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Rithm Capital Corp.	215,143	1,574,847

		1,574,847

Multi-Utilities — 0.5%
NiSource, Inc.	17,279	435,258
NorthWestern Corp.	13,781	679,128

		1,114,386

Multiline Retail — 0.2%
Nordstrom, Inc.	28,760	481,155

		481,155

Oil, Gas & Consumable Fuels — 4.4%
Antero Resources Corp.(1)	12,757	389,471
APA Corp.	22,506	769,480
Denbury, Inc.(1)	8,844	762,883
EQT Corp.	53,973	2,199,400
HF Sinclair Corp.	32,990	1,776,182
Northern Oil and Gas, Inc.	26,300	720,883
Targa Resources Corp.	40,147	2,422,470

		9,040,769

Paper & Forest Products — 0.7%
Louisiana-Pacific Corp.	29,453	1,507,699

		1,507,699

Personal Products — 0.5%
Beauty Health Co.(1)	67,700	798,183
BellRing Brands, Inc.(1)	9,541	196,640

		994,823

Professional Services — 2.3%
CACI International, Inc., Class A(1)	12,148	3,171,357
KBR, Inc.	38,590	1,667,860

		4,839,217

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Real Estate Management & Development — 0.7%
Doma Holdings, Inc.(1)	153,537	$67,464
Jones Lang LaSalle, Inc.(1)	8,059	1,217,473
WeWork, Inc., Class A(1)	42,600	112,890

		1,397,827

Road & Rail — 1.6%
Landstar System, Inc.	13,638	1,968,918
XPO Logistics, Inc.(1)	28,391	1,263,967

		3,232,885

Semiconductors & Semiconductor Equipment — 0.6%
SolarEdge Technologies, Inc.(1)	5,620	1,300,805

		1,300,805

Software — 6.2%
Aspen Technology, Inc.(1)	3,543	843,943
Black Knight, Inc.(1)	3,302	213,738
Blackbaud, Inc.(1)	24,537	1,081,100
Blend Labs, Inc., Class A(1)	4,900	10,829
BTRS Holdings, Inc., Class 1(1)	62,300	576,898
Ceridian HCM Holding, Inc.(1)	22,246	1,243,107
Citrix Systems, Inc.	7,633	793,832
Coupa Software, Inc.(1)	12,168	715,478
Elastic NV(1)	14,528	1,042,239
Five9, Inc.(1)	5,300	397,394
Guidewire Software, Inc.(1)	8,828	543,628
HubSpot, Inc.(1)	1,200	324,144
LiveRamp Holdings, Inc.(1)	9,027	163,930
NortonLifeLock, Inc.	53,403	1,075,536
PTC, Inc.(1)	14,326	1,498,500
Tenable Holdings, Inc.(1)	35,673	1,241,420
Workiva, Inc.(1)	2,521	196,134
Zendesk, Inc.(1)	10,067	766,099

		12,727,949

Specialty Retail — 1.5%
Burlington Stores, Inc.(1)	7,828	875,875
Camping World Holdings, Inc., Class A	10,574	267,734
Five Below, Inc.(1)	14,235	1,959,732

		3,103,341

Technology Hardware, Storage & Peripherals — 0.3%
Western Digital Corp.(1)	16,938	551,332

		551,332

Textiles, Apparel & Luxury Goods — 2.2%
Capri Holdings Ltd.(1)	37,556	1,443,653
PRADA SpA (Italy)	117,065	537,402
PVH Corp.	19,629	879,379
Tapestry, Inc.	61,704	1,754,245

		4,614,679

Thrifts & Mortgage Finance — 1.1%
MGIC Investment Corp.	141,231	1,810,581
UWM Holdings Corp.	141,600	414,888

		2,225,469

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Trading Companies & Distributors — 1.7%
Air Lease Corp.	34,330	$1,064,573
Beacon Roofing Supply, Inc.(1)	10,093	552,289
WESCO International, Inc.(1)	15,539	1,855,046

		3,471,908

Water Utilities — 0.7%
Essential Utilities, Inc.	36,282	1,501,349

		1,501,349

Total Common Stocks (Cost $257,712,497)		202,542,743

	Principal Amount	Value

Corporate Bonds & Notes — 0.1%
Commercial Services — 0.1%
Affirm Holdings, Inc.,
Convertible
0.00% due 11/15/2026(2)(3)	$282,000	172,835

		172,835

Total Corporate Bonds & Notes (Cost $173,411)		172,835

Short–Term Investments — 1.7%
U.S. Treasury Bills — 0.1%
U.S. Treasury Bill
2.583% due 11/10/2022(4)	100,000	99,714
3.156% due 12/22/2022(4)	30,000	29,789

Total U.S. Treasury Bills (Cost $129,506)		129,503

Repurchase Agreements — 1.6%
Fixed Income Clearing Corp., 0.83%, dated 9/30/2022, proceeds at maturity value of $3,349,148, due 10/3/2022(5)	3,348,917	3,348,917

Total Repurchase Agreements (Cost $3,348,917)		3,348,917

Total Investments — 100.0% (Cost $261,364,331)		206,193,998

Assets in excess of other liabilities(6) — 0.0%		9,723

Total Net Assets — 100.0%		$206,203,721

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2022, the aggregate market value of these securities amounted to $378,571, representing 0.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Zero coupon bond.
(4)	Interest rate shown reflects the discount rate at time of purchase.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	12/31/2023	$3,567,000	$3,415,959

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

(6)	Assets in excess of other liabilities include net unrealized depreciation on futures contracts as follows:

Open futures contracts at September 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
S&P Midcap 400 E-Mini	December 2022	6	Long	$1,332,286	$1,324,920	$(7,366)

Total				$1,332,286	$1,324,920	$(7,366)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$201,283,308	$1,259,435	$—	$202,542,743
Corporate Bonds & Notes	—	172,835	—	172,835
U.S. Treasury Bills	—	129,503	—	129,503
Repurchase Agreements	—	3,348,917	—	3,348,917

Total	$201,283,308	$4,910,690	$—	$206,193,998

Other Financial Instruments
Futures Contracts
Liabilities	$(7,366)	$—	$—	$(7,366)

Total	$(7,366)	$—	$—	$(7,366)

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 9.6%
Federal Home Loan Mortgage Corp.
3.50% due 6/1/2052	$1,173,740	$1,056,173
4.00% due 6/1/2052	1,367,922	1,268,711
Federal National Mortgage Association
3.00% due 4/1/2037	2,856,473	2,654,707
3.00% due 5/1/2037	2,853,626	2,650,826
3.00% due 5/1/2052	2,037,950	1,772,380
3.50% due 4/1/2052	3,079,093	2,770,732
3.50% due 5/1/2052	2,930,130	2,636,989
4.00% due 5/1/2052	3,022,028	2,802,818
4.00% due 6/1/2052	2,007,660	1,862,029

Total Agency Mortgage–Backed Securities (Cost $20,856,183)		19,475,365

Asset–Backed Securities — 21.9%
Aligned Data Centers Issuer LLC
2021-1A A2
1.937% due 8/15/2046(1)	900,000	773,041
Ally Auto Receivables Trust
2022-1 A3
3.31% due 11/15/2026	1,650,000	1,603,442
American Express Credit Account Master Trust
2017-7 B
2.54% due 5/15/2025	1,700,000	1,698,510
AmeriCredit Automobile Receivables Trust
2020-3 C
1.06% due 8/18/2026	1,125,000	1,052,529
Anchorage Capital CLO 21 Ltd.
2021-21A B
4.46% (LIBOR 3 Month + 1.75%) due 10/20/2034(1)(2)	1,000,000	933,700
Apidos CLO XXII
2015-22A A2R
4.21% (LIBOR 3 Month + 1.50%) due 4/20/2031(1)(2)	1,000,000	947,200
Ares XXVII CLO Ltd.
2013-2A BR2
4.443% (LIBOR 3 Month + 1.65%) due 10/28/2034(1)(2)	1,000,000	924,100
Ares XXVIIIR CLO Ltd.
2018-28RA A2
4.14% (LIBOR 3 Month + 1.40%) due 10/17/2030(1)(2)	1,100,000	1,035,650
Avis Budget Rental Car Funding AESOP LLC
2021-2A A
1.66% due 2/20/2028(1)	1,100,000	942,758
BA Credit Card Trust
2020-A1 A1
0.34% due 5/15/2026	1,650,000	1,566,877
Benefit Street Partners CLO XVI Ltd.
2018-16A BR
4.29% (LIBOR 3 Month + 1.55%) due 1/17/2032(1)(2)	1,200,000	1,133,160
BMW Vehicle Owner Trust
2022-A A3
3.21% due 8/25/2026	1,100,000	1,071,011
Canyon Capital CLO Ltd.
2022-1A B
2.381% (SOFR + 1.85%) due 4/15/2035(1)(2)	1,200,000	1,119,120

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Carlyle U.S. CLO Ltd.
2018-2A A2
4.112% (LIBOR 3 Month + 1.60%) due 10/15/2031(1)(2)	$1,000,000	$945,900
CarMax Auto Owner Trust
2020-4 B
0.85% due 6/15/2026	850,000	781,728
Dryden 53 CLO Ltd.
2017-53A B
3.912% (LIBOR 3 Month + 1.40%) due 1/15/2031(1)(2)	1,100,000	1,036,200
Dryden Senior Loan Fund
2017-47A CR
4.562% (LIBOR 3 Month + 2.05%) due 4/15/2028(1)(2)	1,000,000	968,300
Exeter Automobile Receivables Trust
2022-2A A3
2.80% due 11/17/2025	1,050,000	1,033,199
Ford Credit Auto Owner Trust
2020-1 A
2.04% due 8/15/2031(1)	1,100,000	1,023,402
Ford Credit Floorplan Master Owner Trust
2020-2 A
1.06% due 9/15/2027	1,100,000	985,269
GLS Auto Receivables Issuer Trust
2019-4A B
2.78% due 9/16/2024(1)	319,973	319,710
GM Financial Automobile Leasing Trust
2022-2 A3
3.42% due 6/20/2025	1,240,000	1,217,536
GM Financial Consumer Automobile Receivables Trust
2020-4 A4
0.50% due 2/17/2026	1,680,000	1,575,969
Hertz Vehicle Financing III LLC
2022-3A A
3.37% due 3/25/2025(1)	960,000	937,745
Hyundai Auto Lease Securitization Trust
2022-B A3
3.35% due 6/16/2025(1)	1,200,000	1,175,369
Hyundai Auto Receivables Trust
2022-A A3
2.22% due 10/15/2026	1,430,000	1,371,657
Jamestown CLO XI Ltd.
2018-11A A2
4.183% (LIBOR 3 Month + 1.70%) due 7/14/2031(1)(2)	1,200,000	1,141,800
Kubota Credit Owner Trust
2019-1A A3
2.46% due 10/16/2023(1)	501,153	500,444
Master Credit Card Trust
2021-1A A
0.53% due 11/21/2025(1)	1,380,000	1,282,506
Neuberger Berman Loan Advisers CLO 26 Ltd.
2017-26A BR
4.14% (LIBOR 3 Month + 1.40%) due 10/18/2030(1)(2)	1,000,000	944,300

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Octagon Investment Partners 36 Ltd.
2018-1A B
3.902% (LIBOR 3 Month + 1.39%) due 4/15/2031(1)(2)	$1,209,375	$1,136,692
OHA Credit Partners XIV Ltd.
2017-14A B
4.232% (LIBOR 3 Month + 1.50%) due 1/21/2030(1)(2)	1,000,000	951,700
Santander Drive Auto Receivables Trust
2021-1 B 0.50% due 4/15/2025	267,713	267,360
2022-3 A3 3.40% due 12/15/2026	1,200,000	1,177,373
Synchrony Card Funding LLC
2022-A1 A
3.37% due 4/15/2028	1,300,000	1,259,788
Toyota Auto Loan Extended Note Trust
2021-1A A
1.07% due 2/27/2034(1)	975,000	861,452
Toyota Auto Receivables Owner Trust
2021-A A4
0.39% due 6/15/2026	1,440,000	1,325,476
Verizon Owner Trust
2020-C A
0.41% due 4/21/2025	1,200,000	1,175,389
Volkswagen Auto Lease Trust
2020-A A4
0.45% due 7/21/2025	1,500,000	1,467,192
Voya CLO Ltd.
2015-3A A3R
4.41% (LIBOR 3 Month + 1.70%) due 10/20/2031(1)(2)	1,000,000	943,400
World Omni Auto Receivables Trust
2021-B A4
0.69% due 6/15/2027	1,200,000	1,099,650
World Omni Automobile Lease Securitization Trust
2021-A A4
0.50% due 11/16/2026	1,000,000	946,996

Total Asset–Backed Securities (Cost $46,040,014)		44,654,600

Corporate Bonds & Notes — 9.7%
Aerospace & Defense — 0.5%
Boeing Co.
1.433% due 2/4/2024	500,000	475,375
Northrop Grumman Corp.
2.93% due 1/15/2025	500,000	477,400

		952,775

Beverages — 0.2%
PepsiCo, Inc.
0.40% due 10/7/2023	500,000	480,790

		480,790

Commercial Banks — 3.3%
Bank of America Corp.
3.384% (3.384% fixed rate until 4/2/2025; SOFR + 1.33% thereafter) due 4/2/2026(2)	500,000	472,580
3.864% (3.864% fixed rate until 7/23/2023; LIBOR 3 Month + 0.94% thereafter) due 7/23/2024(2)	500,000	492,920

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Credit Suisse Group AG
3.75% due 3/26/2025	$500,000	$465,945
Discover Bank
3.35% due 2/6/2023	500,000	497,695
Goldman Sachs Group, Inc.
3.272% (3.272% fixed rate until 9/29/2024; LIBOR 3 Month + 1.20% thereafter) due 9/29/2025(2)	500,000	476,415
Huntington National Bank
3.55% due 10/6/2023	500,000	494,370
JPMorgan Chase & Co.
0.697% (0.697% fixed rate until 3/16/2023; SOFR + 0.58% thereafter) due 3/16/2024(2)	500,000	489,890
2.301% (2.301% fixed rate until 10/15/2025; SOFR + 1.16% thereafter) due 10/15/2025(2)	500,000	468,930
Mitsubishi UFJ Financial Group, Inc.
0.962% (0.962% fixed rate until 10/11/2024; H15T1Y + 0.45% thereafter) due 10/11/2025(2)	500,000	455,280
3.761% due 7/26/2023	500,000	494,470
Morgan Stanley
2.72% (2.72% fixed rate until 7/22/2024; SOFR + 1.15% thereafter) due 7/22/2025(2)	500,000	474,065
3.737% (3.737% fixed rate until 4/24/2023; LIBOR 3 Month + 0.85% thereafter) due 4/24/2024(2)	500,000	494,740
PNC Bank NA
3.80% due 7/25/2023	500,000	496,365
3.875% due 4/10/2025	500,000	483,620

		6,757,285

Computers — 0.2%
Apple, Inc.
2.75% due 1/13/2025	500,000	481,230

		481,230

Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.875% due 1/16/2024	500,000	492,475
American Express Co.
3.375% due 5/3/2024	500,000	487,635

		980,110

Electric — 0.5%
DTE Energy Co.
2.529% due 10/1/2024	500,000	475,610

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — (continued)
Public Service Enterprise Group, Inc.
2.875% due 6/15/2024	$500,000	$481,180

		956,790

Electronics — 0.2%
Honeywell International, Inc.
2.30% due 8/15/2024	500,000	480,060

		480,060

Entertainment — 0.2%
Warnermedia Holdings, Inc.
3.428% due 3/15/2024(1)	500,000	483,605

		483,605

Healthcare-Products — 0.2%
Abbott Laboratories
3.40% due 11/30/2023	400,000	395,372

		395,372

Healthcare-Services — 0.2%
UnitedHealth Group, Inc.
0.55% due 5/15/2024	500,000	468,590

		468,590

Insurance — 0.2%
Chubb INA Holdings, Inc.
3.35% due 5/15/2024	500,000	488,230

		488,230

Lodging — 0.3%
Marriott International, Inc.
3.60% due 4/15/2024	500,000	488,405

		488,405

Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.50% due 2/1/2024	500,000	494,335

		494,335

Oil & Gas — 0.2%
Canadian Natural Resources Ltd.
3.90% due 2/1/2025	500,000	482,570

		482,570

Pharmaceuticals — 0.2%
Bristol Myers Squibb Co.
2.90% due 7/26/2024	500,000	485,135

		485,135

Pipelines — 0.3%
Energy Transfer LP
5.875% due 1/15/2024	500,000	501,135

		501,135

Real Estate Investment Trusts (REITs) — 0.7%
Boston Properties LP
3.20% due 1/15/2025	500,000	477,000
Essex Portfolio LP
3.50% due 4/1/2025	500,000	481,195
Simon Property Group LP
3.375% due 10/1/2024	500,000	485,120

		1,443,315

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Retail — 0.3%
Target Corp.
3.50% due 7/1/2024	$500,000	$491,735

		491,735

Semiconductors — 0.7%
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.625% due 1/15/2024	500,000	490,530
NXP BV / NXP Funding LLC
4.875% due 3/1/2024	1,000,000	989,030

		1,479,560

Telecommunications — 0.5%
Verizon Communications, Inc.
3.376% due 2/15/2025	500,000	483,680
Vodafone Group PLC
3.75% due 1/16/2024	500,000	494,085

		977,765

Total Corporate Bonds & Notes (Cost $20,278,854)		19,768,792

Non–Agency Mortgage–Backed Securities — 5.0%
Benchmark Mortgage Trust
2018-B3 AS
4.195% due 4/10/2051(2)(3)	1,150,000	1,048,417
Commercial Mortgage Trust
2017-COR2 A3 3.51% due 9/10/2050	1,200,000	1,105,208
2019-GC44 AM 3.263% due 8/15/2057	1,085,000	910,840
DBGS Mortgage Trust
2018-C1 AM
4.76% due 10/15/2051(2)(3)	1,100,000	1,020,884
DBUBS Mortgage Trust
2017-BRBK A
3.452% due 10/10/2034(1)	793,000	752,523
Freddie Mac STACR REMIC Trust
2022-DNA1 M1A
3.281% due 1/25/2042(1)(2)(3)	560,189	543,957
Hilton USA Trust
2016-HHV A
3.719% due 11/5/2038(1)	845,000	775,264
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9 AS
3.456% due 5/15/2046	970,000	954,502
Wells Fargo Commercial Mortgage Trust
2015-NXS4 A4 3.718% due 12/15/2048	1,380,000	1,314,335
2016-LC25 A4 3.64% due 12/15/2059	1,380,000	1,290,290
WFRBS Commercial Mortgage Trust
2014-C19 AS
4.271% due 3/15/2047	440,000	428,204

Total Non–Agency Mortgage–Backed Securities (Cost $10,714,467)		10,144,424

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2022 (unaudited)	Principal Amount	Value

U.S. Government Agencies — 3.7%
Federal Farm Credit Banks Funding Corp.
2.64% due 4/8/2026	$4,000,000	$3,779,960
Federal Home Loan Bank
1.125% due 1/27/2025	4,000,000	3,708,640

Total U.S. Government Agencies (Cost $7,787,637)		7,488,600

U.S. Government Securities — 40.3%
U.S. Treasury Note
0.125% due 2/15/2024	79,980,000	75,524,865
2.50% due 4/30/2024	1,000,000	972,031
2.625% due 7/31/2029	1,700,000	1,562,406
3.00% due 7/31/2024	4,200,000	4,106,485

Total U.S. Government Securities (Cost $84,102,817)		82,165,787

	Shares	Value

Exchange–Traded Funds — 4.8%
Vanguard Short-Term Inflation-Protected Securities ETF	204,000	9,814,440

Total Exchange–Traded Funds (Cost $10,312,934)		9,814,440

	Principal Amount	Value

Short–Term Investments — 3.9%
Repurchase Agreements — 3.9%
Fixed Income Clearing Corp., 0.83%, dated 9/30/2022, proceeds at maturity value of $7,880,622, due 10/3/2022(4)	$7,880,077	7,880,077

Total Repurchase Agreements (Cost $7,880,077)		7,880,077

Total Investments — 98.9% (Cost $207,972,983)		201,392,085

Assets in excess of other liabilities(5) — 1.1%		2,267,243

Total Net Assets — 100.0%		$203,659,328

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2022, the aggregate market value of these securities amounted to $24,532,998, representing 12.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2022.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	12/31/2023	$8,393,100	$8,037,703

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

(5)	Assets in excess of other liabilities include net unrealized depreciation on futures contracts and centrally cleared swap contracts as follows:

Open futures contracts at September 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	December 2022	172	Long	$35,702,581	$35,327,188	$(375,393)
U.S. 10-Year Treasury Note	December 2022	23	Long	2,572,047	2,577,438	5,391

Total				$38,274,628	$37,904,626	$(370,002)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 5-Year Treasury Note	December 2022	133	Short	$(14,285,637)	$(14,298,539)	$(12,902)
U.S. Long Bond	December 2022	7	Short	(913,915)	(884,844)	29,071
U.S. Ultra Bond	December 2022	10	Short	(1,456,526)	(1,370,000)	86,526

Total				$(16,656,078)	$(16,553,383)	$102,695

Centrally cleared credit default swap agreements — buy protection(6):

Reference Entity	Implied Credit Spread at 9/30/22(7)	Notional Amount(8)		Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments	Value	Unrealized Depreciation
CDX.NA.HY.S39	6.10%	USD	25,500,000	12/20/2027	(5.00)%	Quarterly	$1,194,584	$1,046,503	$(148,081)

(6)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(7)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(8)

The notional amount represents the maximum potential amount the Fund could be required to pay as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Legend:

H15T1Y – 1-year Constant Maturity Treasury Rate

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$19,475,365	$—	$19,475,365
Asset–Backed Securities	—	44,654,600	—	44,654,600
Corporate Bonds & Notes	—	19,768,792	—	19,768,792
Non–Agency Mortgage–Backed Securities	—	10,144,424	—	10,144,424
U.S. Government Agencies	—	7,488,600	—	7,488,600
U.S. Government Securities	—	82,165,787	—	82,165,787
Exchange–Traded Funds	9,814,440	—	—	9,814,440
Repurchase Agreements	—	7,880,077	—	7,880,077

Total	$9,814,440	$191,577,645	$—	$201,392,085

Other Financial Instruments
Futures Contracts
Assets	$120,988	$—	$—	$120,988
Liabilities	(388,295)	—	—	(388,295)
Swap Contracts
Liabilities	—	(148,081)	—	(148,081)

Total	$(267,307)	$(148,081)	$—	$(415,388)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — 98.0%
Aerospace & Defense — 1.3%
MTU Aero Engines AG (Germany)	23,138	$3,491,605

		3,491,605

Auto Components — 1.0%
Dana, Inc.	233,605	2,670,105

		2,670,105

Banks — 2.4%
Pinnacle Financial Partners, Inc.	35,514	2,880,185
Webster Financial Corp.	78,900	3,566,280

		6,446,465

Biotechnology — 0.2%
Sage Therapeutics, Inc.(1)	15,158	593,587

		593,587

Building Products — 9.3%
Advanced Drainage Systems, Inc.	27,398	3,407,489
Armstrong World Industries, Inc.	65,469	5,187,109
AZEK Co., Inc.(1)	191,146	3,176,847
Carlisle Cos., Inc.	20,584	5,771,960
Masonite International Corp.(1)	76,325	5,441,209
Tecnoglass, Inc.	95,771	2,010,233

		24,994,847

Capital Markets — 2.0%
Cboe Global Markets, Inc.	29,065	3,411,359
Raymond James Financial, Inc.	20,248	2,000,907

		5,412,266

Chemicals — 4.3%
Ashland, Inc.	53,870	5,116,034
Quaker Chemical Corp.	23,524	3,396,395
Westlake Corp.	35,921	3,120,817

		11,633,246

Commercial Services & Supplies — 3.8%
IAA, Inc.(1)	132,463	4,218,946
Republic Services, Inc.	26,128	3,554,453
Stericycle, Inc.(1)	59,405	2,501,545

		10,274,944

Construction & Engineering — 0.9%
API Group Corp.(1)	189,455	2,514,068

		2,514,068

Containers & Packaging — 1.0%
Crown Holdings, Inc.	31,981	2,591,420

		2,591,420

Diversified Consumer Services — 1.2%
Service Corp. International	54,554	3,149,948

		3,149,948

Electrical Equipment — 3.2%
Atkore, Inc.(1)	71,387	5,554,622
Regal Rexnord Corp.	21,661	3,040,338

		8,594,960

Electronic Equipment, Instruments & Components — 1.6%
Teledyne Technologies, Inc.(1)	12,602	4,252,797

		4,252,797

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Equity Real Estate Investment Trusts (REITs) — 9.6%
American Homes 4 Rent, Class A	128,612	$4,219,760
Apartment Income REIT Corp.	95,035	3,670,251
Life Storage, Inc.	33,400	3,699,384
SBA Communications Corp.	13,789	3,925,039
Sun Communities, Inc.	39,185	5,302,906
VICI Properties, Inc.	165,393	4,936,981

		25,754,321

Food Products — 1.0%
Nomad Foods Ltd.(1)	188,768	2,680,506

		2,680,506

Health Care Equipment & Supplies — 4.8%
Haemonetics Corp.(1)	61,816	4,576,239
Integer Holdings Corp.(1)	54,527	3,393,215
LivaNova PLC(1)	80,639	4,094,042
ViewRay, Inc.(1)	257,600	937,664

		13,001,160

Health Care Providers & Services — 3.5%
HealthEquity, Inc.(1)	78,805	5,293,332
Humana, Inc.	8,360	4,056,188

		9,349,520

Health Care Technology — 0.6%
Schrodinger, Inc.(1)	58,475	1,460,706

		1,460,706

Hotels, Restaurants & Leisure — 1.1%
Planet Fitness, Inc., Class A(1)	52,958	3,053,558

		3,053,558

Household Durables — 0.9%
Mohawk Industries, Inc.(1)	26,380	2,405,592

		2,405,592

Household Products — 1.2%
Church & Dwight Co., Inc.	46,161	3,297,742

		3,297,742

Insurance — 5.2%
Arch Capital Group Ltd.(1)	99,019	4,509,325
Axis Capital Holdings Ltd.	90,522	4,449,157
Reinsurance Group of America, Inc.	39,146	4,924,958

		13,883,440

Interactive Media & Services — 1.1%
Bumble, Inc., Class A(1)	139,034	2,987,841

		2,987,841

Internet & Direct Marketing Retail — 1.4%
RealReal, Inc.(1)	269,825	404,738
Revolve Group, Inc.(1)	156,957	3,404,397

		3,809,135

IT Services — 1.8%
Genpact Ltd.	49,947	2,186,180
Okta, Inc.(1)	45,167	2,568,648

		4,754,828

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Life Sciences Tools & Services — 3.5%
Azenta, Inc.	63,380	$2,716,467
Bio-Rad Laboratories, Inc., Class A(1)	12,145	5,066,165
Codexis, Inc.(1)	125,604	761,160
Sotera Health Co.(1)	105,944	722,538

		9,266,330

Machinery — 1.0%
Ingersoll Rand, Inc.	62,915	2,721,703

		2,721,703

Metals & Mining — 1.0%
Steel Dynamics, Inc.	38,191	2,709,652

		2,709,652

Personal Products — 1.4%
elf Beauty, Inc.(1)	78,223	2,942,749
Honest Co., Inc.(1)	261,258	914,403

		3,857,152

Professional Services — 2.3%
Booz Allen Hamilton Holding Corp.	39,299	3,629,263
Dun & Bradstreet Holdings, Inc.	203,614	2,522,777

		6,152,040

Semiconductors & Semiconductor Equipment — 3.1%
Marvell Technology, Inc.	85,660	3,675,671
ON Semiconductor Corp.(1)	73,340	4,571,282

		8,246,953

Software — 11.5%
8x8, Inc.(1)	191,487	660,630
Black Knight, Inc.(1)	71,299	4,615,184
Fair Isaac Corp.(1)	9,533	3,927,691
Instructure Holdings, Inc.(1)	173,659	3,869,123
New Relic, Inc.(1)	36,030	2,067,401
PagerDuty, Inc.(1)	173,185	3,995,378
Q2 Holdings, Inc.(1)	84,943	2,735,165
Qualtrics International, Inc., Class A(1)	324,531	3,303,726
SPS Commerce, Inc.(1)	27,854	3,460,302
WalkMe Ltd.(1)	277,199	2,356,192

		30,990,792

Specialty Retail — 4.4%
Burlington Stores, Inc.(1)	33,209	3,715,755
Leslie’s, Inc.(1)	241,510	3,552,612
National Vision Holdings, Inc.(1)	89,687	2,928,281
Tractor Supply Co.	9,092	1,690,021

		11,886,669

Textiles, Apparel & Luxury Goods — 1.5%
Deckers Outdoor Corp.(1)	12,440	3,888,868

		3,888,868

Thrifts & Mortgage Finance — 1.2%
Essent Group Ltd.	88,768	3,095,340

		3,095,340

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Trading Companies & Distributors — 2.7%
Air Lease Corp.	104,015	$3,225,505
United Rentals, Inc.(1)	15,158	4,094,479

		7,319,984

Total Common Stocks (Cost $346,540,721)		263,194,090

Exchange–Traded Funds — 1.4%
SPDR S&P Biotech ETF(1)	46,357	3,677,037

Total Exchange–Traded Funds (Cost $5,117,515)		3,677,037

	Principal Amount	Value

Short–Term Investments — 0.5%
Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., 0.83%, dated 9/30/2022, proceeds at maturity value of $1,357,836, due 10/3/2022(2)	$1,357,741	1,357,741

Total Repurchase Agreements (Cost $1,357,741)		1,357,741

Total Investments — 99.9% (Cost $353,015,977)		268,228,868

Assets in excess of other liabilities — 0.1%		271,432

Total Net Assets — 100.0%		$268,500,300

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	12/31/2023	$1,446,200	$1,384,962

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$259,702,485	$3,491,605	*	$—	$263,194,090
Exchange–Traded Funds	3,677,037	—		—	3,677,037
Repurchase Agreements	—	1,357,741		—	1,357,741

Total	$263,379,522	$4,849,346		$—	$268,228,868

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — 95.4%
Aerospace & Defense — 2.0%
Lockheed Martin Corp.	8,656	$3,343,726
Northrop Grumman Corp.	4,161	1,957,002

		5,300,728

Banks — 2.2%
JPMorgan Chase & Co.	37,396	3,907,882
U.S. Bancorp	41,699	1,681,304

		5,589,186

Beverages — 3.0%
Coca-Cola Co.	103,946	5,823,055
Keurig Dr Pepper, Inc.	56,800	2,034,576

		7,857,631

Biotechnology — 2.2%
AbbVie, Inc.	41,922	5,626,352

		5,626,352

Capital Markets — 3.1%
Cboe Global Markets, Inc.	13,675	1,605,035
CME Group, Inc.	5,158	913,636
Houlihan Lokey, Inc.	34,464	2,597,896
Intercontinental Exchange, Inc.	32,228	2,911,800

		8,028,367

Chemicals — 0.6%
LyondellBasell Industries NV, Class A	22,049	1,659,849

		1,659,849

Communications Equipment — 0.4%
Motorola Solutions, Inc.	4,401	985,692

		985,692

Construction & Engineering — 0.7%
AECOM	26,680	1,824,112

		1,824,112

Diversified Consumer Services — 0.3%
Service Corp. International	13,751	793,983

		793,983

Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	75,267	2,857,888

		2,857,888

Electric Utilities — 2.1%
American Electric Power Co., Inc.	40,640	3,513,328
NextEra Energy, Inc.	25,324	1,985,655

		5,498,983

Electronic Equipment, Instruments & Components — 0.8%
CDW Corp.	13,150	2,052,452

		2,052,452

Entertainment — 1.7%
Electronic Arts, Inc.	38,428	4,446,504

		4,446,504

Equity Real Estate Investment Trusts (REITs) — 0.2%
Sun Communities, Inc.	4,691	634,833

		634,833

Food & Staples Retailing — 2.3%
Koninklijke Ahold Delhaize NV, ADR	121,254	3,084,702
Walmart, Inc.	22,222	2,882,193

		5,966,895

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Food Products — 1.3%
General Mills, Inc.	43,843	$3,358,812

		3,358,812

Health Care Providers & Services — 6.2%
Centene Corp.(1)	35,849	2,789,410
CVS Health Corp.	41,997	4,005,254
McKesson Corp.	9,648	3,279,066
UnitedHealth Group, Inc.	11,870	5,994,825

		16,068,555

Hotels, Restaurants & Leisure — 0.5%
Booking Holdings, Inc.(1)	754	1,238,980

		1,238,980

Household Products — 1.1%
Procter & Gamble Co.	23,456	2,961,320

		2,961,320

Insurance — 5.9%
Everest Re Group Ltd.	9,743	2,556,953
Marsh & McLennan Cos., Inc.	20,208	3,016,852
Progressive Corp.	33,804	3,928,363
Selective Insurance Group, Inc.	18,477	1,504,028
Willis Towers Watson PLC	21,284	4,276,807

		15,283,003

Interactive Media & Services — 3.7%
Alphabet, Inc., Class C(1)	88,594	8,518,313
Meta Platforms, Inc., Class A(1)	8,783	1,191,677

		9,709,990

Internet & Direct Marketing Retail — 1.1%
Amazon.com, Inc.(1)	24,425	2,760,025

		2,760,025

IT Services — 12.0%
Amdocs Ltd.	44,108	3,504,381
Automatic Data Processing, Inc.	13,922	3,149,017
Fidelity National Information Services, Inc.	53,268	4,025,463
Genpact Ltd.	117,796	5,155,931
Mastercard, Inc., Class A	8,154	2,318,508
Paychex, Inc.	40,570	4,552,360
VeriSign, Inc.(1)	24,047	4,176,964
Visa, Inc., Class A	24,905	4,424,373

		31,306,997

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	2,569	1,302,971

		1,302,971

Media — 1.2%
Comcast Corp., Class A	103,866	3,046,390

		3,046,390

Multi-Utilities — 1.2%
Ameren Corp.	25,398	2,045,809
CenterPoint Energy, Inc.	38,755	1,092,116

		3,137,925

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

September 30, 2022 (unaudited)	Shares	Value

Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 1.4%
Shell PLC, ADR	75,006	$3,732,298

		3,732,298

Pharmaceuticals — 7.0%
Eli Lilly and Co.	12,052	3,897,014
Johnson & Johnson	23,975	3,916,556
Merck & Co., Inc.	76,940	6,626,073
Roche Holding AG, ADR	95,780	3,890,583

		18,330,226

Professional Services — 1.9%
Booz Allen Hamilton Holding Corp.	39,792	3,674,791
RELX PLC, ADR	53,740	1,306,419

		4,981,210

Semiconductors & Semiconductor Equipment — 3.8%
Analog Devices, Inc.	4,151	578,400
Broadcom, Inc.	13,782	6,119,346
KLA Corp.	7,050	2,133,542
Texas Instruments, Inc.	6,540	1,012,261

		9,843,549

Software — 13.4%
Adobe, Inc.(1)	10,320	2,840,064
Microsoft Corp.	75,164	17,505,695
NortonLifeLock, Inc.	216,369	4,357,672
Oracle Corp.	78,439	4,790,270
ServiceNow, Inc.(1)	6,080	2,295,869
VMware, Inc., Class A	28,735	3,059,128

		34,848,698

Specialty Retail — 4.6%
AutoZone, Inc.(1)	3,746	8,023,670
O’Reilly Automotive, Inc.(1)	5,735	4,033,712

		12,057,382

Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	70,094	9,686,991

		9,686,991

Tobacco — 2.2%
Altria Group, Inc.	49,511	1,999,254
Philip Morris International, Inc.	44,856	3,723,497

		5,722,751

Total Common Stocks (Cost $286,526,294)		248,501,528

	Principal Amount	Value

Short–Term Investments — 4.6%
Repurchase Agreements — 4.6%
Fixed Income Clearing Corp., 0.83%, dated 9/30/2022, proceeds at maturity value of $11,920,018, due 10/3/2022(2)	$11,919,193	11,919,193

Total Repurchase Agreements (Cost $11,919,193)		11,919,193

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

September 30, 2022 (unaudited)	Value

Total Investments — 100.0% (Cost $298,445,487)	$260,420,721

Liabilities in excess of other assets — (0.0)%	(11,151)

Total Net Assets — 100.0%	$260,409,570

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.75%	12/31/2023	$12,695,200	$12,157,634

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$248,501,528	$—	$—	$248,501,528
Repurchase Agreements	—	11,919,193	—	11,919,193

Total	$248,501,528	$11,919,193	$—	$260,420,721

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments. As of September 30, 2022, Guardian Mid Cap Relative Value VIP Fund held two illiquid securities, and Guardian Diversified Research VIP Fund and Guardian Core Plus Fixed Income VIP Fund each held one illiquid security.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. As of September 30, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 relate to securities which have significant unobservable inputs, as they trade infrequently or not at all.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Funds’ assets and liabilities carried at fair value as of September 30, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. As of September 30, 2022, the Funds had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended September 30, 2022, Guardian Balanced Allocation VIP Fund, Guardian Core Fixed Income VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Short Duration Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund entered into U.S. Treasury futures contracts to manage portfolio duration. During the period ended September 30, 2022, Guardian Select Mid Cap Core VIP Fund entered into equity futures contracts to equitize cash and keep the Fund fully invested. During the period ended September 30, 2022, Guardian Multi-Sector Bond VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund entered into credit default swaps for risk exposure management and to enhance potential return.

As of September 8, 2022, the Board of Trustees has designated Park Avenue Institutional Advisers LLC, the Fund’s investment adviser (“Park Avenue”) as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). Subject to the oversight of the Board of Trustees, the Valuation Designee monitors the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence under policies and procedures approved by the Board of Trustees. The Valuation Designee oversees and carries out the policies for the valuation of investments held in the Fund. The Valuation Designee is responsible for assessing the potential impacts to the fair values on an ongoing basis, and provides fair value reports to the Board of Trustees on at least a quarterly basis.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual report to shareholders filed on the Securities and Exchange Commission’s website at https://www.sec.gov.